Registration No. 333-19725
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [23]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [60]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Spirit®
File No. 333-19725
Cross-Reference Sheet

Form N-4 Part A Item No.		Heading in Prospectus

1.	Cover Page	Cover Page

2.	Definitions	Definitions; Glossary of Financial Terms

3.	Synopsis	Expense Tables; Overview

4.	Condensed Financial Information

	(a) Accumulation unit values	Condensed Financial Information, Appendix A

	(b) Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a) Depositor	Annuity Investors Life Insurance Company ®

	(b) Registrant	The Separate Account

	(c) Portfolio Companies	The Portfolios, Appendix B

	(d) Prospectus	The Portfolios

	(e) Voting	Voting Rights

	(f) Administrator	Not Applicable

6.	Deductions and Expenses

	(a) Deductions	Charges and Deductions

	(b) Sales load	Not Applicable

	(c) Special purchase plans	Not Applicable

	(d) Commissions	Distribution of Variable Annuity Contracts

	(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f) Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b) (i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

	(ii) Transfers	Transfers

	(iii) Exchanges	Additions, Deletions or Substitutions

	(c) Changes in contracts or operations	Additions, Deletions or Substitutions

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Form N-4 Part A Item No.		Heading in Prospectus

	(d) Inquiries	How Do I Contact the Company?

	(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

8.	Annuity Period	Annuity Benefit

9.	Death Benefit	Death Benefit

10.	Purchases and Contract Values

	(a) Purchases	Purchase Payments and Allocation to Investment Options — Allocations; Account Value; Glossary of Financial Terms

	(b) Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c) Daily calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d) Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a) By owner	Withdrawals and Surrenders

	By annuitant	Not Applicable

	(b) Texas Optional Retirement Program	Texas Optional Retirement Program

	(c) Check delay	Withdrawals and Surrenders

	(d) Involuntary redemption	Termination

	(e) Free look	Right to Cancel

12.	Taxes	Federal Tax Matters

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

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Form N-4 Part A Item No.		Heading in Prospectus

	(c) Custodian	Not Applicable

	Independent auditors	(SAI) Experts

	(d) Assets of registrant	Not Applicable

	(e) Affiliated persons	Not Applicable

	(f) Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b) Sales load	Not Applicable

	(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

20.	Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b) Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Date; Non Standardized Average Annual Total Return Data

22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2009
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts”. Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 44 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.
AIM Variable Insurance Funds
-Capital Development Fund-Series I Shares
-Core Equity Fund-Series I Shares
-Financial Services Fund-Series I Shares
-Global Health Care Fund -Series I Shares
-High Yield Fund-Series I Shares
-Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I
-Ultra® Fund-Class I
-VistaSM Fund-Class I
Calamos® Advisors Trust
-Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Value Portfolio
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Initial Shares
-Developing Leaders Portfolio-Initial Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
DWS Investments VIT Funds
-Small Cap Index VIP-Class A
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
Janus Aspen Series
-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
(formerly Mid Cap Growth)
-Forty Portfolio-Institutional Shares
-Overseas Portfolio-Institutional Shares
(formerly International Growth)
-Janus Portfolio-Institutional Shares
(formerly Large Cap Growth)
Oppenheimer Variable Account Funds
-Balanced Fund-Non-Service Shares
-Capital Appreciation Fund-Non-Service Shares
-Main Street Fund®-Non-Service Shares
PIMCO Variable Insurance Trust
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-Mid-Cap Growth Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
-Value Portfolio-Class I
Wilshire Variable Insurance Trust
-2015 ETF Fund (formerly 2015 Moderate Fund)
-2025 ETF Fund (formerly 2025 Moderate Fund)
-2035 ETF Fund (formerly 2035 Moderate Fund)

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 5 fixed investment options:
•	Fixed Accumulation Account
•	One-Year Guaranteed Interest Rate Option
•	Three-Year Guaranteed Interest Rate Option
•	Five-Year Guaranteed Interest Rate Option
•	Seven-Year Guaranteed Interest Rate Option
The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured
•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contracts is included on pages 6-8 of this prospectus.

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DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the sections of this prospectus where they are primarily used.
Account Value
The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.” See the Glossary of Financial Terms section of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuitant
The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Beneficiary
The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.” See the Calculation of Benefit Payments and the Glossary of Financial Terms section of this prospectus for additional information about Benefit Units and an explanation of how Benefit Unit Values are calculated.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Company
Annuity Investors Life Insurance Company®.
•	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract
An individual contract or interest in a group contract described in this prospectus.
Death Benefit
The benefit described in the Death Benefit section of the Contract.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.
Owner
For purposes of this prospectus, references to Owner mean (1) the owner of an individual annuity contract or (2) the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).
•	The words “you” and “your” in this prospectus also refer to the Owner as defined above.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
SEC
Securities and Exchange Commission.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current	Maximum
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)	7.00%	7.00%
Transfer Fee * This fee currently applies to transfers in excess of 12 in any Contract Year.	$25*	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

Current Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Fee

Annual Contract Maintenance Fee	$30
If you surrender your Contract, we will apply the contract maintenance fee at that time.
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

			Enhanced Contracts
			with Administration
	Standard Contracts	Enhanced Contracts	Charge Waived*
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

*	When we also expect to incur reduced administrative expenses, we may waive the Administration Charge.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.28%	2.74%
After contractual fee reductions and/or expense reimbursements	0.28%	1.60%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end on April 30, 2010 or May 1, 2010.
The information about Portfolio expenses that the Company used to prepare this table was provided to the us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 1, 2008, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,272	$2,290	$3,418	$6,993
After reimbursement	$1,160	$1,955	$2,860	$5,876
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:, your cost would be

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The minimum Portfolio expenses (0.28%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$1,027	$1,548	$2,164	$4,397
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

1 year	3 years	5 years	10 years
$327	$1,048	$1,864	$4,397

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:
•	year-end accumulation unit values for each Subaccount from inception to December 31, 2008

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.
Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
You may purchase a Contract only through a licensed securities representative. The requirements to purchase a Contract are explained in Purchase Payments and Allocations to Investment Options section of this prospectus. More information about ownership of a Contract is include in The Contract section of this prospectus. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal and surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2008 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 46 Subaccounts.. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives, policies and practices of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the expenses of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
Capital Development Fund	Invesco Aim Advisors, Inc.
Series I Shares	Mid cap growth
Core Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Large cap blend
Financial Services Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
Global Health Care Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
High Yield Fund	Invesco Aim Advisors, Inc.
Series I Shares	High yield bond
Small Cap Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Small cap blend
American Century Variable Portfolios, Inc.
Large Company Value Fund	American Century Investment Management, Inc.
Class I Shares	Large cap value
Mid Cap Value Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap value
Ultra® Fund	American Century Investment Management, Inc.
Class I Shares	Large cap growth
VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth
Calamos® Advisors Trust
Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Portfolio	Adviser and Type of Fund
Davis Variable Account Fund, Inc.
Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	The Dreyfus Corporation
Service Shares	Mid cap blend
Dreyfus Investment Portfolio Technology Growth Portfolio	The Dreyfus Corporation
Initial Shares	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Corporation
Initial Shares	Large cap growth
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Initial Shares	Index Manager—Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	The Dreyfus Corporation
Initial Shares	Sub-Adviser—Fayez Sarofim & Co Large cap blend
Dreyfus Variable Investment Fund Developing Leaders Portfolio	The Dreyfus Corporation
Initial Shares	Small cap blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	The Dreyfus Corporation
Initial Shares	Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation
Money market
DWS Investments VIT Funds
Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser—Northern Trust Investments, N.A.
Small cap blend
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Advisor—Templeton Investment Counsel, LLC
Class 2	Sub-Advisor—Franklin Templeton Investment
Management Limited
Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Balanced Portfolio	Janus Capital Management LLC
Institutional Shares	Balanced
Enterprise Portfolio (formerly Mid Cap Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Mid cap growth
Forty Portfolio	Janus Capital Management LLC
Institutional Shares	Large cap growth
Janus Portfolio (formerly Large Cap Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Large cap growth
Overseas Portfolio (formerly International Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Foreign large cap growth
Oppenheimer Variable Account Funds
Balanced Fund	OppenheimerFunds
Non-Service Shares	Balanced
Capital Appreciation Fund	OppenheimerFunds
Non-Service Initial Shares	Large cap growth
Main Street Fund®	OppenheimerFunds
Non-Service Initial Shares	Large cap blend
PIMCO Variable Insurance Trust
Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Inflation-indexed bond
Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Intermediate term bond
Van Kampen—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Intermediate term bond
Mid Cap Growth Portfolio	Van Kampen(1)
Class I	Mid cap growth
U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Mid cap value
U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Specialty-real estate
Value Portfolio	Van Kampen(1)
Class I	Large cap value
Wilshire Variable Insurance Trust
2015 ETF Fund (formerly 2015 Moderate Income)	Wilshire Associates Incorporated
Target maturity
2025 ETF Fund (formerly 2025 Moderate Income)	Wilshire Associates Incorporated
Target maturity
2035 ETF Fund (formerly 2035 Moderate Income)	Wilshire Associates Incorporated
Target maturity

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.
Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.
CHARGES AND DEDUCTIONS
Charges and Deductions by the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed
between date of receipt of
purchase payment and date
request for withdrawal or								7 or
surrender received	0	1	2	3	4	5	6	more
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed	On surrenders or withdrawals of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

•   If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

• Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• Successor Owner election. See the Account Value section of this prospectus for information.

• Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee

Purpose of Fee	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	• During Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

• During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time. The maximum amount of the fee that we would impose on a transfer is $30.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to make the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payment under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in good order. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in good order.
We cannot process an application form or allocation instructions until we have received the form or instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of an application form or allocation instructions, along with all the information and other legal documentation that we require to process the form or instructions. To be in “good order,” the application form or allocation instructions must be sufficiently clear so that we do not need to exercise any discretion to process the application or the instructions.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:
•	Fixed Accumulation Account Option

•	One-Year Guaranteed Interest Rate Option

•	Three-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$ 10

Minimum allocation to fixed accumulation account	$ 10

Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Allocations to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Interests in the Fixed Account options are not securities and are registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed with the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.
Renewal of Fixed Account Guarantee Options
An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. The Company will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS
Transfers
If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, that would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Transfers from Fixed Account options	• May not be made prior to first contract anniversary.
• Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in good order. The Company may, in its sole discretion, restrict, or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in good order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on surrenders and withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500
Minimum remaining Surrender Value after withdrawal	$500	$500
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law or employer plan restrictions on withdrawals or surrenders	Account Value, subject to employer plan restrictions on withdrawals

Tax-Qualified and Non-Tax-Qualified
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Contract maintenance fee on surrender Contingent deferred sales charge (“CDSC”)	$30 (no CDSC applies to fee) Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request, unless the Owner requests that the withdrawal be from a specific investment option.
A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in good order. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
We cannot process a surrender or withdrawal request until we have received the request in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “good order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.
Free Withdrawal Privilege
The Company will waive the CDSC on a full or partial withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. The Company will charge interest on these loans. The maximum rate of interest that the Company will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The minimum rate of interest that the Company will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest the Company charges on a loan and the amount of interest the Company credits to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

OTHER INFORMATION
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than Annuity Commencement Date.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.
The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.
In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2000 Death Benefit Endorsement” and “2003 Death Benefit Endorsement,” respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Group and Individual Contracts issued in any state after May 1, 2006 (except for Minnesota for Group and Individual Contracts until the 2003 Death Benefit Endorsement is approved for that Contract in that state); and

2)	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your purchase payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.
The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner’s 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value then there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be the same percentage as the percentage reduction in the Account Value. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to:
1)	all Individual Contracts issued in Minnesota after the 2000 Death Benefit Endorsement was approved but before the 2003 Death Benefit Endorsement was approved; and

2)	all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;
The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.
The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Example of Determination of Death Benefit Amount (Version 1 and Version 2)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	-11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

1998 Version	The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.
Death Benefit Amount (Version 3)
This Version 3 of the Death Benefit Amount applies to:
1)	all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;

2)	all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved by those states; and

3)	all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner in applicable states) becomes a successor Owner of the Contract, the death benefit will be paid on the death of the successor Owner if he or she dies during the Accumulation Period.
The death benefit will be an amount equal to the largest of the following three amounts:
1)	The Account Value on the Death Benefit Valuation Date

2)	The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts

3)	The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total

Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.
Right to Cancel
The Owner of an Individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner in applicable states) must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of

Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
We paid the following amounts to GAA for the last three years: $1,575,162 for 2008; $1,631,615 for 2007; and $1,757,857 for 2006. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types	• IRC §401 (Pension, Profit—Sharing, 401(k))	• IRC §409A	IRC §72 only
• IRC §457 (Nongovernmental §457)
• IRC §403(b) (Tax-Sheltered Annuity)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §402A (Roth TSA or Roth 401(k))
• IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.

CALCULATION OF BENEFIT PAYMENTS
Calculation of Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male), with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation of Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of the payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.
Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.
For applicable Contracts issued after May 1, 2004, the assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment. It generally will not be greater than 0.99997236, which is the factor based on a net investment rate of 1% per year, compounded annually, as reflected in the guaranteed Settlement Option Tables. For all other Contracts, the daily investment factor (0.99991781) is based on the assumed net investment rate of 3% per year, compounded annually, that is reflected in the Settlement Option Tables.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. We only advertise yields for the money market Subaccount.
Total Return Data
We may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. Cumulative total return data is currently presented only in non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. “Non-standardized” total return data does not reflect the deduction of contract maintenance fees. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an Owner who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
We may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns

•	compare investment return on a tax-deferred basis with currently taxable investment return

•	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site: http://www.sec.gov. The registration number for the Registration Statement is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
State Regulations
SERVICES
Safekeeping of Separate Account Assets
Records and Reports
Experts
DISTRIBUTION OF THE CONTRACTS
PERFORMANCE INFORMATION
Standardized Total Return — Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return — Cumulative Total Return
Standardized Yield for Money Market Subaccounts
BENEFIT UNITS-TRANSFER FORMULAS
FEDERAL TAX MATTERS
Taxation of Separate Account Income
Tax Deferral on Non-Tax Qualified Contracts
FINANCIAL STATEMENTS
Copies of the Statement of Additional Information dated May 1, 2009 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account B
Request for Statement of Additional Information

Name:

Address:

City:

State:

Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
7.380463	946,895.438	7.472825	8,104.862	7.519284	1,562.789	12/31/08
14.131174	1,085,589.211	14.264320	5,721.311	14.331134	89.361	12/31/07
12.930724	1,168,401.050	13.012710	6,948.243	13.053761	30.786	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.310210	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.417688	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.938572	737,379.930	8.003616	5,312.221	8.036226	61.410	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.614400	15.286	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.846037	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
4.063096	166,382.593	4.158185	2,546.957	4.206499	222.160	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.472081	148.794	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.592983	112.573	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.785233	75.651	12/31/05
11.051409	208,252.570	11.172949	256.950	11.234312	28.405	12/31/04
10.313195	157,061.561	10.395135	38.751	10.436461	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.130414	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.644875	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
8.702188	313,750.756	8.905665	1,193.409	9.009033	716.591	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.742728	452.451	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.502013	305.222	12/31/06
10.805644	405,402.095	10.957652	948.050	11.034447	202.797	12/31/05
10.132965	382,011.757	10.244403	727.654	10.300635	77.557	12/31/04
9.553444	311,542.224	9.629350	552.891	9.667612	179.965	12/31/03
7.580976	210,450.701	7.618614	203.656	7.637544	0.000	12/31/02
10.175290	59,824.959	10.195475	0.000	10.205610	61.085	12/31/01
AIM V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
8.693381	215,192.913	8.817948	199.476	8.880649	301.264	12/31/08
11.866015	246,721.437	11.999364	304.725	12.066339	232.319	12/31/07
11.887590	336,558.419	11.984482	257.915	12.033030	176.048	12/31/06
10.886907	350,885.548	10.942429	230.396	10.970185	115.761	12/31/05
10.749148	449,939.142	10.771273	214.851	10.782305	43.918	12/31/04
10.095432	859,221.923	10.290759	188.060	10.389982	0.001	12/31/03
8.186958	488,086.809	8.320679	169.835	8.388454	0.000	12/31/02
8.410616	546,183.962	8.522682	149.057	8.579354	0.000	12/31/01
10.025816	403,918.794	10.129146	121.262	10.181276	134.192	12/31/00
11.510803	221,636.210	11.595106	113.564	11.637523	0.000	12/31/99
10.689459	70,047.913	10.735898	7.556	10.759164	0.000	12/31/98

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
8.830277	221,619.162	8.940764	2,135.677	8.996308	250.577	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.223189	83.231	12/31/07
12.572746	59,594.167	12.652463	552.133	12.692358	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.911028	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.188714	0.000	12/31/04
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
7.520419	292,792.476	7.614507	586.278	7.661835	212.809	12/31/08
12.161971	382,937.244	12.276538	562.471	12.334045	161.673	12/31/07
12.494572	420,902.275	12.573776	280.955	12.613437	125.863	12/31/06
10.560864	99,384.541	10.595660	82.915	10.613037	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220496	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
9.570065	643,576.702	9.689796	2,128.521	9.749980	0.000	12/31/08
12.830516	824,409.182	12.951404	1,978.442	13.012035	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.447669	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.285315	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399486	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
6.869832	518,640.998	6.955803	7,329.338	6.999024	297.949	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.075286	130.840	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.074375	485.952	12/31/06
10.463493	32,615.015	10.497965	0.000	10.515180	411.819	12/31/05
10.386756	598.086	10.389435	0.000	10.390771	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
8.319404	826,352.105	8.423513	8,326.352	8.475842	201.267	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.656480	192.517	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.031706	181.135	12/31/06
11.088360	79,780.294	11.124884	0.000	11.143119	21.514	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403392	21.514	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
5.845926	154,220.486	5.875823	945.382	5.890766	1,230.299	12/31/08
9.935864	36,509.854	9.956171	13.838	9.966295	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
5.459428	6,054.670	5.487338	0.000	5.501304	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.326448	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
7.008211	1,051,298.784	7.095896	4,912.351	7.139993	786.393	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.256148	568.074	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.786066	493.194	12/31/06
10.388053	32,100.558	10.422269	0.000	10.439369	20.730	12/31/05
10.151024	198.889	10.153642	0.000	10.154947	20.730	12/31/04

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
7.800236	579,088.137	8.072969	7,715.712	8.212751	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	12.644827	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	11.844662	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	10.950470	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	10.669460	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	10.141935	0.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	8.125307	0.000	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	11.544188	0.000	12/31/01
14.823134	894,007.973	14.975835	600.773	15.052735	29.856	12/31/00
16.894039	408,482.196	17.017705	351.586	17.079770	0.000	12/31/99
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
9.762392	3,356,601.303	10.103650	13,245.896	10.278672	3,454.321	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	16.509660	1,009.877	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	15.836519	532.986	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	13.842665	537.406	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	13.348780	680.516	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	12.180793	680.516	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	9.579380	3,171.095	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	12.455945	3,086.013	12/31/01
14.100696	3,598,196.884	14.245940	1,681.580	14.319249	3,844.565	12/31/00
15.760394	2,129,772.165	15.875757	616.234	15.933836	222.802	12/31/99
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
11.017708	708,576.070	11.402845	3,921.416	11.600224	30.664	12/31/08
15.862343	863,904.016	16.366759	3,664.796	16.624757	17.568	12/31/07
15.017729	946,182.350	15.447987	4,551.668	15.667624	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	13.579785	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	13.134636	150.958	12/31/04
12.265787	936,025.635	12.503079	8,455.513	12.623565	150.958	12/31/03
10.264481	821,738.414	10.432114	6,651.281	10.517029	150.958	12/31/02
12.497173	717,965.716	12.663627	5,276.343	12.747715	150.958	12/31/01
13.974173	649,590.073	14.118110	3,407.753	14.190622	155.216	12/31/00
14.262203	517,772.082	14.366606	2,156.774	14.419045	154.147	12/31/99
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 7/15/1997)
8.120054	592,552.159	8.404032	3,429.651	8.549692	644.201	12/31/08
13.197067	683,423.829	13.616883	3,292.355	13.831817	635.120	12/31/07
15.049986	807,530.215	15.481299	5,517.924	15.701713	516.548	12/31/06
14.708620	908,638.512	15.084331	6,468.518	15.276001	459.556	12/31/05
14.099077	919,021.905	14.415462	6,838.658	14.576616	548.248	12/31/04
12.842412	898,484.551	13.090970	9,249.068	13.217353	491.205	12/31/03
9.888294	887,931.962	10.049896	5,581.765	10.131883	471.199	12/31/02
12.397758	698,539.631	12.563024	2,568.238	12.646674	229.386	12/31/01
13.391746	482,890.909	13.529796	1,048.292	13.599519	375.159	12/31/00
11.984035	275,503.637	12.071820	486.764	12.116077	199.908	12/31/99

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
8.039857	397,593.350	8.320928	3,603.879	8.465028	4.044	12/31/08
13.684704	484,210.513	14.119889	3,131.987	14.342553	4.044	12/31/07
12.799045	534,977.589	13.165752	3,400.363	13.353024	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	11.772215	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	11.499396	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	10.802876	0.000	12/31/03
8.409071	633,983.863	8.546428	2,655.811	8.616047	0.000	12/31/02
11.419341	646,842.656	11.571439	1,474.275	11.648352	0.000	12/31/01
12.299306	572,006.660	12.425981	906.280	12.489868	145.939	12/31/00
12.961023	331,756.261	13.055905	650.409	13.103601	0.000	12/31/99
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.227384	6,894,098.095	1.262277	38,305.622	1.281179	3,284.131	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.265595	7.177	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.227578	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.192295	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.175604	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.177135	0.000	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.179709	0.000	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.174767	0.036	12/31/01
1.128116	7,677,545.259	1.138355	12,985.570	1.145310	280,844.647	12/31/00
1.083700	2,638,837.162	1.090994	8,490.939	1.096462	0.000	12/31/99
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
10.880984	299,117.876	11.201557	217.385	11.365292	232.865	12/31/08
16.753029	419,825.549	17.193942	153.623	17.418714	103.383	12/31/07
17.321028	452,371.808	17.722591	276.237	17.926929	73.897	12/31/06
14.951171	417,983.505	15.251478	151.892	15.404037	57.528	12/31/05
14.543337	347,239.433	14.790573	44.787	14.915983	36.274	12/31/04
12.525203	434,240.830	12.699687	8.778	12.788062	144.907	12/31/03
8.673629	165,980.862	8.768488	0.000	8.816430	4.364	12/31/02
11.074827	153,151.939	11.162755	54.021	11.207088	272.943	12/31/01
11.003134	83,894.729	11.057432	8.017	11.084755	95.772	12/31/00
11.606269	15,259.149	11.629080	0.000	11.640544	0.000	12/31/99
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.558919	107,236.129	7.597522	1,051.150	7.616827	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.124902	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.572516	57,711.154	9.621357	1,052.032	9.645794	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.363409	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.738875	162,988.155	6.773305	1,058.808	6.790527	4,389.235	12/31/08
9.994910	55,891.199	10.015324	805.328	10.025519	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.526582	35,362.381	8.570101	1,302.787	8.591886	18.461	12/31/08
10.193054	9,987.815	10.213871	805.937	10.224263	0.000	12/31/07

					Number of
					Enhanced with
	Number of		Number of	Enhanced with	Administration
	Standard		Enhanced	Administration	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation Unit	Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.563244	2,106,521.139	19.212030	10,499.537	19.544625	150.770	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	23.446278	130.164	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	21.416039	38.089	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	19.527811	39.724	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	18.262753	171.888	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	16.989064	171.888	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	15.037669	1,282.216	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	16.226337	1,282.216	12/31/01
16.920712	3,181,464.624	17.095024	6,533.026	17.182875	1,437.831	12/31/00
17.556100	1,571,579.505	17.684597	2,931.027	17.749154	111.555	12/31/99
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 7/15/1997)
11.832549	844,041.239	12.246416	11,363.637	12.458395	244.854	12/31/08
21.325158	959,193.271	22.003604	11,623.480	22.350394	223.145	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	18.490639	198.823	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	16.430939	174.191	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	14.770332	251.906	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	12.349444	218.778	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	9.227625	856.311	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	12.926320	832.210	12/31/01
21.224171	993,843.327	21.442894	3,573.726	21.552802	1,243.427	12/31/00
31.565210	329,807.902	31.796057	829.264	31.911561	159.044	12/31/99
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
8.481186	1,176,081.761	8.731075	6,784.900	8.858714	264.996	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.014480	249.918	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.802739	238.337	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.897390	224.632	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.749062	369.844	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.324912	340.749	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.972208	1,816.324	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.346510	1,813.269	12/31/01
10.678675	1,384,637.536	10.731358	1,520.638	10.757867	1,957.004	12/31/00
13.234548	471,936.628	13.260556	4.141	13.273610	170.622	13/31/99
Janus Aspen Overseas Portfolio-Institutional Shares (formerly International Growth) (Inception Date 7/15/1997)
16.426264	1,076,456.667	17.000439	11,248.267	17.294734	2,196.968	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	36.463478	426.772	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	28.690648	56.867	12/31/06
18.969977	966,575.134	19.454325	10,632.810	19.701127	56.867	12/31/05
14.542258	681,071.772	14.868462	11,182.362	15.034373	22.784	12/31/04
12.398800	669,789.197	12.638673	15,388.121	12.760432	0.000	12/31/03
9.318679	678,787.112	9.470891	11,468.866	9.547961	0.000	12/31/02
12.698027	675,126.139	12.867174	7,907.782	12.952582	0.000	12/31/01
16.774550	620,740.857	16.947297	4,953.034	17.034254	245.673	12/31/00
20.234788	142,343.325	20.382770	2,330.619	20.457001	0.000	12/31/99

					Number of
					Enhanced with
	Number of		Number of	Enhanced with	Administration
	Standard		Enhanced	Administration	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation Unit	Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Janus Portfolio-Institutional Shares (formerly Large Cap Growth) (Inception Date 7/15/1997)
8.991468	1,287,933.053	9.305880	7,518.771	9.467180	3.892	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	15.856446	3.892	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	13.910006	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	12.608502	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	12.205852	128.720	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	11.790223	128.720	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	9.035150	128.720	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	12.411252	128.720	12/31/01
16.393493	1,792,958.592	16.562387	3,980.605	16.647684	269.822	12/31/00
19.453513	643,514.256	19.595874	1,374.992	19.667608	109.122	12/31/99
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
6.584545	185,839.541	6.666936	2,649.655	6.708361	946.650	12/31/08
11.814395	264,436.247	11.925723	3,049.914	11.981564	461.906	12/31/07
11.545935	284,653.565	11.619151	2,713.335	11.655797	21.039	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.587241	21.039	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288407	21.039	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
6.879768	231,588.838	6.965871	1,178.186	7.009156	1,311.073	12/31/08
12.807951	209,919.379	12.928631	1,621.643	12.989159	199.412	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.488852	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.587241	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321144	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
7.661801	169,948.768	7.757647	5,434.999	7.805867	1,847.892	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.808410	32.319	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.384076	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.869450	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.354615	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
10.153005	379,477.577	10.279969	2,772.903	10.343841	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.235886	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.250872	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.275393	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160349	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.542860	423,985.467	11.687201	5,599.654	11.759784	3,422.084	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.328898	71.404	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.516640	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.223567	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074230	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.280197	71,522.023	6.312285	2,735.993	6.328334	173.635	12/31/08
10.683643	40,534.202	10.705462	798.561	10.716349	22.401	12/31/07

					Number of
					Enhanced with
	Number of		Number of	Enhanced with	Administration
	Standard		Enhanced	Administration	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation Unit	Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
13.805232	633,167.502	14.287712	4,309.288	14.535198	1,053.994	12/31/08
15.593051	790,109.961	16.088872	3,609.600	16.342712	2.990	12/31/07
14.997858	934,853.788	15.427535	4,516.328	15.647093	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	15.228624	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	14.752650	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	14.270730	0.000	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	13.767746	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.949664	0.000	12/31/01
11.776122	380,480.921	11.897491	1,180.235	11.958756	134.867	12/31/00
10.749115	279,193.758	10.827853	1,472.104	10.867507	0.000	12/31/99
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.904344	47,092.588	5.934535	363.377	5.949633	21.247	12/31/08
11.249638	24,266.882	11.272627	46.682	11.284097	0.688	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
14.254077	429,690.091	14.752454	5,446.869	15.008140	726.316	12/31/08
24.624489	546,047.920	25.407617	5,239.508	25.808634	396.489	12/31/07
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	20.210094	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	16.005864	113.080	12/31/03
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00
15.049488	183,388.647	15.159702	827.448	15.215264	0.000	12/31/99
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
18.378595	350,079.782	19.021158	5,062.382	19.350719	454.136	12/31/08
30.015533	439,009.316	30.969853	4,628.248	31.458353	214.591	12/31/07
36.711245	617,880.841	37.762738	6,918.700	38.299964	185.446	12/31/06
26.969864	638,271.701	27.658464	6,314.368	28.009655	166.868	12/31/05
23.367170	618,052.255	23.891270	4,374.554	24.158129	115.611	12/31/04
17.374679	549,927.036	17.710793	5,725.997	17.881625	69.022	12/31/03
12.811814	469,712.672	13.021061	3,710.088	13.127169	28.392	12/31/02
13.094325	269,466.499	13.268793	1,955.110	13.357067	215.533	12/31/01
12.088940	147,402.642	12.213548	1,151.970	12.276441	1.523	12/31/00
9.482378	86,941.426	9.551867	733.827	9.586849	0.000	12/31/99
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 7/15/1997)
10.040068	596,256.187	10.391062	6,775.137	10.571048	860.318	12/31/08
15.875263	789,939.565	16.380071	3,986.655	16.638432	279.735	12/31/07
16.611311	850,561.888	17.087197	6,292.311	17.330296	33.363	12/31/06
14.412225	863,389.460	14.780240	6,598.174	14.967892	33.363	12/31/05
13.978413	807,191.172	14.291958	5,717.704	14.451571	33.363	12/31/04
12.030718	620,028.974	12.263462	5,123.338	12.381730	33.363	12/31/03
9.098209	526,832.864	9.246820	3,689.937	9.322154	33.363	12/31/02
11.851536	401,628.667	12.009406	2,274.954	12.089242	124.533	12/31/01
11.751659	132,621.948	11.872734	1,233.392	11.933810	9.320	12/31/00
9.536137	78,330.649	9.605992	703.796	9.641132	0.000	12/31/99

					Number of
					Enhanced with
	Number of		Number of	Enhanced with	Administration
	Standard		Enhanced	Administration	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation Unit	Units
Unit Value	Outstanding	Unit Value	Outstanding	Value	Outstanding	Year
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
7.460428	46,470.538	7.498538	4,307.481	7.517602	2,398.181	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.038253	687.173	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
7.054421	10,980.789	7.090459	16,457.335	7.108474	0.000	12/31/08
9.970642	8,817.071	9.991008	6,305.737	10.001167	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
6.535932	20,882.706	6.569332	15,141.054	6.586031	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.951380	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: PORTFOLIOS
AIM Variable Insurance Funds
Capital Development Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Core Equity Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Financial Services Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meets its objective by investing, normally, at least 80% of its assets, in equity securities of issuers engaged primarily in financial services-related industries. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Global Health Care Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
High Yield Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc., Subadvisor — Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Small Cap Equity Fund—Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

*	It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund’s investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.
American Century Variable Portfolios
Large Company Value Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
Mid Cap Value Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
Ultra® Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
VistaSM Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
Calamos® Advisors Trust
Growth and Income Portfolio
Advisor — Calamos Advisors LLC
The Portfolio seeks high long-term total return through growth and current income. The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.
Davis Variable Account Fund, Inc.
Value Portfolio
Advisor—Davis Selected Advisers, L.P.
Sub-Advisor—Davis Selected Advisers—NY, Inc.
The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio — Service Shares
Advisor — The Dreyfus Corporation
The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.
Dreyfus Investment Portfolios Technology Growth Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Advisor — The Dreyfus Corporation
The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
Dreyfus Stock Index Fund, Inc., — Initial Shares
Advisor — The Dreyfus Corporation
The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
Dreyfus Variable Investment Fund Appreciation Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
Sub-Adviser — Fayez Sarofim & Co.
The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
Dreyfus Variable Investment Fund Developing Leaders Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the portfolio normally invests primarily in stocks of domestic and foreign issuers. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.
Dreyfus Variable Investment Fund Money Market Portfolio
Advisor — The Dreyfus Corporation
The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of domestic and foreign issuers; dollar-denominated obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities. Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.
DWS Investments VIT Funds
DWS (1) Small Cap Index — Class A
Advisor — Deutsche Investment Management Americas Inc.; Subadvisor — Northern Trust Investments, N.A.
The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation and some current income.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Ibbotson Conservative ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and preservation of capital.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Ibbotson Growth ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase
Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund — Class 2
Advisor — Templeton Investment Counsel, LLC
Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.
Janus Aspen Series
Balanced Portfolio — Institutional Shares
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets
Enterprise Portfolio — Institutional Shares (formerly Mid Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Forty Portfolio — Institutional Shares
Advisor — Janus Capital Management LLC
This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Janus Portfolio — Institutional Shares (formerly Large Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.
Overseas Portfolio — Institutional Shares (formerly International Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Oppenheimer Variable Account Funds
Balanced Fund — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.
Capital Appreciation Fund — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks capital appreciation by investing in securities of well-known, established companies.
Main Street Fund® — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks high total return.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.
Total Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.
Van Kampen — The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis. The Adviser may invest in asset backed securities and may use futures, options, forward contracts, collateralized mortgage obligations, swaps and other derivatives in managing the Portfolio. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Mid Cap Growth Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.
U.S. Mid Cap Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. The Adviser seeks attractively valued companies experiencing a change that it believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in securities of foreign issuers. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may purchase and sell futures contracts for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
U.S. Real Estate Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.
Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign issuers, including issuers located in emerging market or developing countries. The Portfolio may also invest, without limitation, in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest up to 10% of its net assets in real estate investment trusts.

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

Wilshire Variable Insurance Trust
2015 ETF Fund (formerly 2015 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2015 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2015 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 ETF Fund’s initial target allocation will be approximately 59% equity and 41% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2025 ETF Fund (formerly 2025 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2025 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 ETF Fund’s initial target allocation will be approximately 66% equity and 34% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2035 ETF Fund (formerly 2035 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2035 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 ETF Fund’s initial target allocation will be approximately 77% equity and 23% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2)   if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.
Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds
-Dynamics Fund-Series I Shares
Janus Aspen Series
-Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)
The Timothy Plan Variable Series
-Conservative Growth Variable Series
-Strategic Growth Variable Series
The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is

1

authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured
•	The Contracts are obligations of the Company and not of the bank or credit union
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts
•	The Contracts involve investment risk and may lose value

2

EXPENSE TABLES
The Total Annual Portfolio Operating Expenses table and the Expense Examples table in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.28%	2.74%
After contractual fee reductions and/or expense reimbursements	0.28%	1.97%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end April 30, 2010 and May 1, 2010
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2008, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of The Timothy Plan Strategic Growth Variable Series.

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Examples for The Commodore Advantage® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,251	$2,228	$3,114	$5,782
After reimbursement	$1,175	$1,995	$2,718	$4,948
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$451	$1,428	$2,514	$5,782
After reimbursement	$375	$1,195	$2,118	$4,948
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$1,004	$1,459	$1,782	$2,853
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$204	$659	$1,182	$2,853

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Examples for The Commodore Independence® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$461	$1,459	$2,565	$5,886
After reimbursement	$385	$1,226	$2,170	$5,055
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$461	$1,459	$2,565	$5,886
After reimbursement	$385	$1,226	$2,170	$5,055
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$214	$690	$1,236	$2,969
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$214	$690	$1,236	$2,969

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Examples for The Commodore Spirit® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,151	$1,928	$2,814	$5,782
After reimbursement	$1,075	$1,695	$2,418	$4,948
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$451	$1,428	$2,514	$5,782
After reimbursement	$375	$1,195	$2,118	$4,948
Example 2: Contract with Minimum Fund Operating Expenses
Assumptionds
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$904	$1,159	$1,482	$2,853
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$204	$659	$1,182	$2,853

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FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2008
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

7

Portfolio	Adviser and Type of Fund
AIM Variable Investment Funds
Dynamics Fund — Series I Shares	Invesco Aim Advisors, Inc. Mid cap growth

Janus Aspen Series
Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)	Janus Capital Management LLC World stock

The Timothy Plan Variable Series
Conservative Growth Variable Series	Timothy Partners, Ltd. Asset allocation

Strategic Growth Variable Series	Timothy Partners, Ltd. Asset allocation
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
•	AIM V.I. Dynamics Fund Closed Subaccount
•	Janus Aspen Worldwide Portfolio (formerly Worldwide Growth) Closed Subaccount
•	The Timothy Plan Conservative Growth Variable Series Closed Subaccount
•	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

8

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2008. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.960938	0.000	6.030174	147.224	12/31/08
11.378261	91,372.086	11.608837	0.000	11.725794	112.020	12/31/07
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02

9

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2009 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.779978	188.518	5.713559	0.000	12/31/08
11.378261	91,372.086	11.302455	173.124	11.189694	0.000	12/31/07
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.579906	2,591.601	8.433883	0.000	12/31/08
15.907143	1,161,307.113	15.741778	2,332.385	15.497595	0.000	12/31/07
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.066003	10,848.742	8.975117	0.000	12/31/08
12.952754	455,222.276	12.879212	10,816.707	12.769620	0.000	12/31/07
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	7.830225	245.679	7.751894	0.000	12/31/08
13.227039	518,810.234	13.152081	208.850	13.040454	0.000	12/31/07
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

10

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.960938	0.000	6.053343	0.000	12/31/08
11.378261	91,372.086	11.608837	0.000	11.764863	0.000	12/31/07
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

11

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
6.030174	147.224	6.123616	137.983	12/31/08
11.725794	112.020	11.883356	137.993	12/31/07
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

12

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.892457	0.000	12/31/08
11.378261	91,372.086	11.493024	0.000	12/31/07
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

13

APPENDIX B: PORTFOLIOS
AIM Variable Insurance Funds
Dynamics Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Janus Aspen Series
Worldwide Portfolio — Institutional Shares (formerly Worldwide Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.
The Timothy Plan Variable Series
Conservative Growth
Advisor — Timothy Partners, Ltd.
The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.” Excluded securities are those companies found to have policies and practices that are offensive to the basic, traditional Judeo-Christian values.
Strategic Growth
Advisor — Timothy Partners, Ltd.
The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.” Excluded securities are those companies found to have policies and practices that are offensive to the basic, traditional Judeo-Christian values.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
AND THE COMMODORE ADVANTAGE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2009
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Spirit® or The Commodore Advantage® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; and The Commodore Advantage® is 333-51971.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS®VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for The Commodore Spirit® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The contracts are not FDIC or NCUSIF insured.

•	The contracts are obligations of the company and not of the bank or credit union.

•	The bank or credit union does not guarantee the company’s obligations under the contracts.

•	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY
The “Separate Account Annual Expenses” and the “Examples” subsections of the “EXPENSE TABLES” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

		Optional Death	Optional Death
Separate Account Annual Expenses		Benefit Contracts	Benefit Contracts
(as a % of the average value of the		(Issue Age 65 and	(Issue Age over 65
Owner’s interest in the Subaccounts)	Standard Contracts	younger)	and under 79)
Mortality and Expense Risk Charge	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%

Total Separate Account Annual Expenses	1.40%	1.50%	1.65%
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
Example 1: Contract with Highest Possible Separate Account Charges
Assumptions
•	When you are over age 65, you invest $10,000 in a Contract with the Optional Death Benefit for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred or the minimum Portfolio expenses (0.28%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement	$1,176	$2,004	$2,941	$6,042
Maximum portfolio expenses after reimbursement	$1,063	$1,659	$2,355	$4,812
Minimum portfolio expenses	$929	$1,239	$1,625	$3,184
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement	$476	$1,504	$2,641	$6,042
Maximum portfolio expenses after reimbursement	$363	$1,159	$2,055	$4,812
Minimum portfolio expenses	$229	$739	$1,325	$3,184

2

Example 2: Contract with Lowest Possible Separate Account Charges
Assumptions
•	You invest $10,000 in a Contract with no optional features for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred or the minimum Portfolio expenses (0.28%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement	$1,151	$1,928	$2,814	$5,782
Maximum portfolio expenses after reimbursement	$1,038	$1,581	$2,221	$4,522
Minimum portfolio expenses	$904	$1,159	$1,482	$2,853
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement	$451	$1,428	$2,514	$5,782
Maximum portfolio expenses after reimbursement	$338	$1,081	$1,921	$4,522
Minimum portfolio expenses	$204	$659	$1,182	$2,853

3

The “Mortality and Expense Risk Charge” subsection of the “CHARGES AND DEDUCTIONS” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “Standard Contracts.”

For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004141% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. Contracts with the optional Enhanced Death Benefit Amount are referred to as “Optional Death Benefit Contracts.” The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.

4

The “DEATH BENEFIT” section is amended by adding the following material:
Optional Enhanced Death Benefit Amount
If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.
The Enhanced Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.
The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.
The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.
The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

5

The “PERFORMANCE INFORMATION” section of the Contract Prospectus is deleted and is replaced in its entirety with the following:
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

6

“APPENDIX A—CONDENSED FINANCIAL INFORMATION” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
7.380463	946,895.438	7.349885	4,263.225	7.304276	0.000	12/31/08
14.131174	1,085,589.211	14.087014	6,070.414	14.021050	0.000	12/31/07
12.930724	1,168,401.050	12.903468	6,310.413	12.862718	0.000	12/31/06
11.254617	16,459.887	11.242274	0.000	11.223784	0.000	12/31/05
10.413665	2,721.825	10.412766	0.000	10.411424	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.938572	737,379.930	7.916973	0.000	7.884694	0.000	12/31/08
11.525903	807,450.262	11.506283	0.000	11.476905	0.000	12/31/07
10.812798	946,182.515	10.805412	0.000	10.794324	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
4.063096	166,382.593	4.031897	876.437	3.985536	0.000	12/31/08
10.161746	160,195.947	10.094080	876.437	9.993382	0.000	12/31/07
13.250780	177,386.400	13.175998	876.437	13.064550	0.000	12/31/06
11.540835	198,663.153	11.487311	891.083	11.407448	0.000	12/31/05
11.051409	208,252.570	11.011283	1,368.437	10.951339	0.000	12/31/04
10.313195	157,061.561	10.286102	876.436	10.245574	0.000	12/31/03
8.070175	118,822.635	8.056892	876.437	8.037010	0.000	12/31/02
9.616190	71,816.401	9.609846	876.437	9.600337	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
8.702188	313,750.756	8.635418	1,501.107	8.536234	0.000	12/31/08
12.365170	335,033.531	12.282810	1,501.510	12.160317	0.000	12/31/07
11.212446	367,788.244	11.149126	1,501.864	11.054841	0.000	12/31/06
10.805644	405,402.095	10.755506	1,502.260	10.680752	0.000	12/31/05
10.132965	382,011.757	10.096155	1,502.673	10.041208	0.000	12/31/04
9.553444	311,542.224	9.528348	1,503.131	9.490821	0.000	12/31/03
7.580976	210,450.701	7.568511	1,503.619	7.549835	0.000	12/31/02
10.175290	59,824.959	10.168588	1,261.503	10.158532	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
8.693381	215,192.913	8.652189	0.000	8.590800	0.000	12/31/08
11.866015	246,721.437	11.821822	1,002.991	11.755887	0.000	12/31/07
11.887590	336,558.419	11.855400	1,002.991	11.807325	0.000	12/31/06
10.886907	350,885.548	10.868424	1,004.559	10.840779	0.000	12/31/05
10.749148	449,939.142	10.741765	1,233.507	10.730713	0.000	12/31/04
10.095432	859,221.923	10.031841	1,210.056	9.936502	0.000	12/31/03
8.186958	488,086.809	8.143408	983.299	8.077935	0.000	12/31/02
8.410616	546,183.962	8.374125	646.543	8.319082	0.000	12/31/01
10.025816	403,918.794	N/A	N/A	N/A	N/A	12/31/00
11.510803	221,636.210	N/A	N/A	N/A	N/A	12/31/99

7

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2004)
8.830277	221,619.162	8.793705	0.000	8.739152	0.000	12/31/08
13.038707	199,548.559	12.997954	299.089	12.937097	0.000	12/31/07
12.572746	59,594.167	12.546245	940.773	12.506629	0.000	12/31/06
10.857407	15,527.249	10.845488	0.000	10.827663	0.000	12/31/05
10.184771	48.134	10.183894	0.000	10.182575	0.000	12/31/04
American Century VP Large Company Value-Class I Shares (Inception Date 12/1/2004)
7.520419	292,792.476	7.489274	14.170	7.442804	0.000	12/31/08
12.161971	382,937.244	12.123966	132.473	12.067186	0.000	12/31/07
12.494572	420,902.275	12.468255	1,522.201	12.428869	0.000	12/31/06
10.560864	99,384.541	10.549289	0.000	10.531928	0.000	12/31/05
10.216542	36,701.792	10.215664	0.000	10.214341	0.000	12/31/04
American Century VP Mid Cap Value-Class I Shares (Inception Date 12/1/2004)
9.570065	643,576.702	9.530444	2,949.951	9.471309	0.000	12/31/08
12.830516	824,409.192	12.790428	2,880.335	12.730518	0.000	12/31/07
13.320957	911,824.088	13.292897	2,820.049	13.250911	0.000	12/31/06
11.229852	114,376.075	11.217536	6.706	11.199085	0.000	12/31/05
10.395465	24,970.228	10.394574	0.000	10.393228	0.000	12/31/04
American Century VP Ultra®-Class I Shares (Inception Date 12/1/2004)
6.869832	518,640.998	6.841386	1,888.230	6.798929	455.034	12/31/08
11.906808	575,813.493	11.869615	1,432.106	11.814013	456.300	12/31/07
9.979396	707,542.380	9.958375	1,833.836	9.926893	457.152	12/31/06
10.463493	32,615.015	10.452014	953.169	10.434817	0.000	12/31/05
10.386756	598.086	10.385861	0.000	10.384520	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
8.319404	826,352.105	8.284943	1,289.399	8.233535	0.000	12/31/08
16.424171	915,985.190	16.372858	680.863	16.296198	0.000	12/31/07
11.918299	976,806.445	11.893183	1,258.202	11.855601	0.000	12/31/06
11.088360	79,780.294	11.076211	0.000	11.057991	0.000	12/31/05
10.399373	4,938.285	10.398477	0.000	10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
7.007788	111,399.974	6.995880	0.000	6.978054	0.000	12/31/08
10.412111	51,983.045	10.405023	0.000	10.394396	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
5.845926	154,220.486	5.835980	1,063.140	5.821102	0.000	12/31/08
9.935864	36,509.854	9.929103	0.000	9.918961	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
5.459428	6,054.670	5.450136	0.000	5.436238	0.000	12/31/08
9.297957	1,976.759	9.291621	0.000	9.282133	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
7.008211	1,051,298.784	6.979168	698.373	6.935855	0.000	12/31/08
12.085181	1,154,532.874	12.047391	699.274	11.990957	0.000	12/31/07
10.684409	1,309,668.746	10.661865	836.015	10.628168	0.000	12/31/06
10.388053	32,100.558	10.376648	0.000	10.359578	0.000	12/31/05
10.151024	198.889	10.150148	0.000	10.148837	0.000	12/31/04

8

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
7.800236	579,088.137	7.711317	569.131	7.580079	0.000	12/31/08
12.064814	630,147.828	11.939452	570.216	11.754224	0.000	12/31/07
11.353220	701,011.037	11.246730	571.225	11.089206	0.000	12/31/06
10.543914	795,479.598	10.455586	572.420	10.324804	0.000	12/31/05
10.320091	913,267.538	10.243995	573.667	10.131229	0.000	12/31/04
9.854396	925,266.631	9.791601	574.951	9.698454	0.000	12/31/03
7.930106	960,232.146	7.887332	576.445	7.823843	0.000	12/31/02
11.317226	1,066,026.751	11.267308	297.025	11.193188	0.000	12/31/01
14.823134	894,007.973	N/A	N/A	N/A	N/A	12/31/00
16.894039	408,482.196	N/A	N/A	N/A	N/A	12/31/99
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
9.762392	3,356,601.303	9.651134	6,003.756	9.486924	346.665	12/31/08
15.752402	3,792,658.208	15.588765	7,225.071	15.347002	347.620	12/31/07
15.179498	4,190,418.249	15.037150	8,606.065	14.826623	348.268	12/31/06
13.328744	4,493,460.193	13.217108	10,752.810	13.051861	308.257	12/31/05
12.911696	4,792,865.682	12.816515	10,754.602	12.675499	244.418	12/31/04
11.835440	4,670,251.024	11.760043	10,627.818	11.648244	175.894	12/31/03
9.349226	4,454,143.840	9.298818	10,366.380	9.224023	95.159	12/31/02
12.210993	4,141,595.630	12.157172	6,156.673	12.077250	5.882	12/31/01
14.100696	3,598,196.884	N/A	N/A	N/A	N/A	12/31/00
15.760394	2,129,772.165	N/A	N/A	N/A	N/A	12/31/99
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
11.017708	708,576.070	10.892180	254.538	10.706850	0.000	12/31/08
15.862343	863,904.016	15.697602	686.696	15.454119	0.000	12/31/07
15.017729	946,182.350	14.876931	712.903	14.668611	0.000	12/31/06
13.075735	1,005,802.778	12.966250	700.950	12.804099	0.000	12/31/05
12.704674	1,036,367.953	12.611044	2,683.933	12.472252	0.000	12/31/04
12.265787	936,025.635	12.187676	2,743.369	12.071769	0.000	12/31/03
10.264481	821,738.414	10.209165	2,136.034	10.127012	0.000	12/31/02
12.497173	717,965.716	12.442111	17.774	12.360270	0.000	12/31/01
13.974173	649,590.073	N/A	N/A	N/A	N/A	12/31/00
14.262203	517,772.082	N/A	N/A	N/A	N/A	12/31/99
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 7/15/1997)
8.120054	592,552.159	8.027711	2,150.440	7.891104	0.000	12/31/08
13.197067	683,423.829	13.060302	2,192.803	12.857742	0.000	12/31/07
15.049986	807,530.215	14.909246	2,001.076	14.700497	0.000	12/31/06
14.708620	908,638.512	14.585834	1,862.093	14.403471	0.000	12/31/05
14.099077	919,021.905	13.995525	1,884.890	13.841520	0.000	12/31/04
12.842412	898,484.551	12.760941	1,500.700	12.639610	0.000	12/31/03
9.888294	887,931.962	9.835242	1,414.885	9.756123	0.000	12/31/02
12.397758	698,539.631	12.343426	1,920.104	12.262277	0.000	12/31/01
13.391746	482,890.909	N/A	N/A	N/A	N/A	12/31/00
11.984035	275,503.637	N/A	N/A	N/A	N/A	12/31/99

9

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
8.039857	397,593.350	7.948028	388.288	7.812783	0.000	12/31/08
13.684704	484,210.513	13.542216	305.898	13.332180	0.000	12/31/07
12.799045	534,977.589	12.678713	5.035	12.501186	0.000	12/31/06
11.335178	573,338.603	11.239975	26.192	11.099424	0.000	12/31/05
11.122877	660,745.227	11.040630	15.504	10.919139	0.000	12/31/04
10.496627	594,854.140	10.429505	36.570	10.330339	0.000	12/31/03
8.409071	633,983.863	8.363529	16.060	8.296242	0.000	12/31/02
11.419341	646,842.656	11.368715	0.881	11.293965	0.000	12/31/01
12.299306	572,006.660	N/A	N/A	N/A	N/A	12/31/00
12.961023	331,756.261	N/A	N/A	N/A	N/A	12/31/99
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.227384	6,894,098.095	1.218460	2,693.966	1.200427	0.000	12/31/08
1.216497	7,980,519.294	1.208421	2,283.013	1.192096	0.000	12/31/07
1.183188	6,426,348.042	1.175965	3,051.950	1.161351	0.000	12/31/06
1.152576	6,753,332.466	1.146196	3,086.642	1.133280	0.000	12/31/05
1.140557	5,458,310.932	1.135018	2,378.735	1.123802	0.000	12/31/04
1.146684	11,398,828.937	1.142058	2,540.928	1.132483	0.000	12/31/03
1.153638	26,597,370.970	1.150055	3,512.734	1.141986	0.000	12/31/02
1.153108	17,775,594.379	1.150535	3,127.264	1.143962	0.000	12/31/01
1.128116	7,677,545.259	N/A	N/A	N/A	N/A	12/31/00
1.083700	2,638,837.162	N/A	N/A	N/A	N/A	12/31/99
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
10.880984	299,117.876	10.775511	201.180	10.620278	0.000	12/31/08
16.753029	419,825.549	16.607574	680.335	16.393400	0.000	12/31/07
17.321028	452,371.808	17.188175	615.066	16.992513	0.000	12/31/06
14.951171	417,983.505	14.851525	403.707	14.704769	0.000	12/31/05
14.543337	347,239.433	14.461037	126.904	14.339865	0.000	12/31/04
12.525203	434,240.830	12.466875	127.064	12.381113	0.000	12/31/03
8.673629	165,980.862	8.641731	127.264	8.594957	0.000	12/31/02
11.074827	153,151.939	11.045017	0.000	11.001506	0.000	12/31/01
11.003134	83,894.729	N/A	N/A	N/A	N/A	12/31/00
11.606269	15,259.149	N/A	N/A	N/A	N/A	12/31/99
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.558919	107,236.129	7.546082	0.000	7.526854	0.000	12/31/08
10.093988	48,022.988	10.087115	0.000	10.076808	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.572516	57,711.154	9.556273	0.000	9.531938	0.000	12/31/08
10.331779	12,429.371	10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.738875	162,988.155	6.727434	0.000	6.710283	0.000	12/31/08
9.994910	55,891.199	9.988106	0.000	9.977900	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.526582	35,362.381	8.512105	0.000	8.490434	0.000	12/31/08
10.193054	9,987.815	10.186110	0.000	10.175718	0.000	12/31/07

10

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.563244	2,106,521.139	18.351771	6,639.313	18.039572	647.497	12/31/08
22.371024	2,407,948.228	22.138719	7,609.358	21.795367	648.850	12/31/07
20.527683	2,849,443.225	20.335245	6,361.876	20.050525	649.982	12/31/06
18.802986	3,224,954.488	18.645582	7,364.516	18.412437	623.013	12/31/05
17.664922	3,596,278.746	17.534778	9,505.263	17.341815	579.214	12/31/04
16.507560	3,685,075.400	16.402460	10,198.846	16.246497	948.104	12/31/03
14.676594	3,702,620.254	14.597522	9,029.715	14.480100	715.911	12/31/02
15.907374	3,578,735.833	15.837295	3,807.168	15.733155	4.244	12/31/01
16.920712	3,181,464.624	N/A	N/A	N/A	N/A	12/31/00
17.556100	1,571,579.505	N/A	N/A	N/A	N/A	12/31/99
14.043929	373,285.807	N/A	N/A	N/A	N/A	12/31/98
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 7/15/1997)
11.832549	844,041.239	11.697931	1,243.597	11.498846	0.000	12/31/08
21.325158	959,193.271	21.104067	1,071.494	20.776718	0.000	12/31/07
17.723408	1,111,731.741	17.557561	1,325.013	17.311683	0.000	12/31/06
15.820887	1,192,692.579	15.688702	2,182.697	15.492497	0.000	12/31/05
14.286652	1,246,239.904	14.181621	2,234.591	14.025527	0.000	12/31/04
11.999290	1,291,553.100	11.923077	2,739.816	11.809676	0.000	12/31/03
9.005921	1,290,667.557	8.957530	2,939.253	8.885444	0.000	12/31/02
12.672131	1,215,838.484	12.616505	1,551.472	12.533526	0.000	12/31/01
21.224171	993,843.327	N/A	N/A	N/A	N/A	12/31/00
31.565210	329,807.902	N/A	N/A	N/A	N/A	12/31/99
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
8.481186	1,176,081.761	8.398965	4,216.545	8.277900	0.000	12/31/08
15.402418	1,180,450.358	15.268688	3,202.209	15.071663	0.000	12/31/07
11.403714	1,272,789.383	11.316239	4,556.601	11.187310	0.000	12/31/06
10.576925	1,421,322.533	10.506419	5,189.417	10.402496	0.000	12/31/05
9.505422	1,369,066.381	9.451611	5,783.288	9.372331	0.000	12/31/04
8.153727	1,483,721.928	8.115731	6,352.318	8.059826	0.000	12/31/03
6.859260	1,548,077.357	6.834023	6,699.916	6.796979	0.000	12/31/02
8.247987	1,650,016.481	8.225736	6,505.660	8.193291	0.000	12/31/01
10.678675	1,384,637.536	N/A	N/A	N/A	N/A	12/31/00
13.234548	471,936.628	N/A	N/A	N/A	N/A	13/31/99
Janus Aspen Overseas Portfolio-Institutional Shares (formerly International Growth) (Inception Date 7/15/1997)
16.426264	1,076,456.667	16.238868	894.812	15.962604	0.000	12/31/08
34.791646	1,193,428.967	34.429892	894.492	33.896057	0.000	12/31/07
27.500771	1,183,279.918	27.242589	1,771.310	26.861241	0.000	12/31/06
18.969977	966,575.134	18.810903	1,200.533	18.575740	0.000	12/31/05
14.542258	681,071.772	14.434891	896.152	14.276054	0.000	12/31/04
12.398800	669,789.197	12.319658	1,184.660	12.202513	0.000	12/31/03
9.318679	678,787.112	9.268321	1,063.812	9.193752	0.000	12/31/02
12.698027	675,126.139	12.641893	805.229	12.558761	0.000	12/31/01
16.774550	620,740.857	N/A	N/A	N/A	N/A	12/31/00
20.234788	142,343.325	N/A	N/A	N/A	N/A	12/31/99

11

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Portfolio-Institutional Shares (formerly Large Cap Growth) (Inception Date 7/15/1997)
8.991468	1,287,933.053	8.889123	1,942.650	8.737846	0.000	12/31/08
15.128819	1,451,223.867	14.971877	1,818.811	14.739626	0.000	12/31/07
13.332590	1,661,699.848	13.207761	1,925.851	13.022784	0.000	12/31/06
12.140136	1,816,341.463	12.038658	3,283.014	11.888075	0.000	12/31/05
11.805932	1,963,661.008	11.719098	3,242.404	11.590074	0.000	12/31/04
11.455733	2,117,639.460	11.382949	3,520.817	11.274648	0.000	12/31/03
8.817912	2,338,003.425	8.770520	3,725.518	8.699912	0.000	12/31/02
12.166993	2,211,504.181	12.113565	2,990.215	12.033855	0.000	12/31/01
16.393493	1,792,958.592	N/A	N/A	N/A	N/A	12/31/00
19.453513	643,514.256	N/A	N/A	N/A	N/A	12/31/99
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
6.879768	231,588.838	6.851260	905.960	6.808753	0.000	12/31/08
12.807951	209,919.379	12.767909	712.676	12.708132	0.000	12/31/07
11.380578	206,005.347	11.356572	712.676	11.320712	0.000	12/31/06
10.691883	85,720.169	10.680139	0.000	10.662581	0.000	12/31/05
10.317159	581.341	10.316268	0.000	10.314940	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
7.661801	169,948.768	7.630067	0.000	7.582722	0.000	12/31/08
12.629722	217,168.911	12.590252	705.457	12.531291	0.000	12/31/07
12.267378	188,104.597	12.241524	705.457	12.202856	0.000	12/31/06
10.816022	161,384.797	10.804162	723.894	10.786384	0.000	12/31/05
10.350617	13,062.128	10.349722	0.000	10.348387	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
10.153005	379,477.577	10.110958	589.763	10.048261	0.000	12/31/08
11.079101	207,278.006	11.044464	776.634	10.992739	0.000	12/31/07
10.154210	212,006.902	10.132796	776.634	10.100786	0.000	12/31/06
10.224854	240,401.144	10.213640	1,087.656	10.196826	0.000	12/31/05
10.156423	10,066.473	10.155546	0.000	10.154235	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.542860	423,985.467	11.495104	527.360	11.423797	0.000	12/31/08
11.170817	238,092.027	11.135916	778.595	11.083737	0.000	12/31/07
10.417487	207,153.358	10.395533	778.595	10.362666	0.000	12/31/06
10.173284	199,476.486	10.162115	1,094.555	10.145382	0.000	12/31/05
10.070332	627.100	10.069464	0.000	10.068162	0.000	12/31/04
Templeton Foreign Securities Fund (Inception Date 5/1/2007)
6.280197	71,522.023	6.269535	0.000	6.253553	0.000	12/31/08
10.683643	40,534.202	10.676374	0.000	10.665467	0.000	12/31/07

12

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
13.805232	633,167.502	13.648199	3,509.017	13.416032	0.000	12/31/08
15.593051	790,109.961	15.431382	4,585.761	15.192047	0.000	12/31/07
14.997858	934,853.788	14.857509	4,453.465	14.649487	0.000	12/31/06
14.663212	1,031,163.550	14.540695	4,465.442	14.358886	0.000	12/31/05
14.269584	1,040,814.398	14.164679	3,763.472	14.008815	0.000	12/31/04
13.866152	1,111,500.860	13.778094	4,004.390	13.647097	0.000	12/31/03
13.437077	1,065,387.210	13.364910	4,148.255	13.257429	0.000	12/31/02
12.694998	713,042.852	12.639254	1,707.009	12.556166	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	N/A	N/A	12/31/00
10.749115	279,193.758	N/A	N/A	N/A	N/A	12/31/99
Van Kampen UIF U.S. Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.904344	47,092.588	5.894304	479.719	5.879270	0.000	12/31/08
11.249638	24,266.882	11.241985	0.000	11.230503	0.000	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
14.254077	429,690.091	14.091988	2,045.755	13.852188	418.066	12/31/08
24.624489	546,047.920	24.369344	2,365.719	23.991349	418.774	12/31/07
23.159385	581,474.070	22.942807	2,843.512	22.621528	419.476	12/31/06
19.459486	530,733.841	19.297021	1,880.959	19.055685	420.270	12/31/05
17.572071	467,487.388	17.443007	1,490.867	17.251006	421.176	12/31/04
15.551851	417,352.873	15.453181	1,480.972	15.306202	0.000	12/31/03
11.143745	383,714.571	11.083937	1,481.185	10.994728	0.000	12/31/02
15.699340	335,452.774	15.630514	1,469.904	15.527702	0.000	12/31/01
16.438193	253,713.630	N/A	N/A	N/A	N/A	12/31/00
15.049488	183,388.647	N/A	N/A	N/A	N/A	12/31/99
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
18.378595	350,079.782	18.169534	110.153	17.860387	0.000	12/31/08
30.015533	439,009.316	29.704466	625.320	29.243901	0.000	12/31/07
36.711245	617,880.841	36.367906	678.325	35.858905	0.000	12/31/06
26.969864	638,271.701	26.744644	587.744	26.410335	0.000	12/31/05
23.367170	618,052.255	23.195474	782.152	22.940309	0.000	12/31/04
17.374679	549,927.036	17.264400	958.761	17.100290	0.000	12/31/03
12.811814	469,712.672	12.743027	1,071.599	12.640537	0.000	12/31/02
13.094325	269,466.499	13.036863	14.584	12.951155	0.000	12/31/01
12.088940	147,402.642	N/A	N/A	N/A	N/A	12/31/00
9.482378	86,941.426	N/A	N/A	N/A	N/A	12/31/99
Van Kampen UIF Value Portfolio-Class I (Inception Date 7/15/1997)
10.040068	596,256.187	9.925561	425.761	9.756650	0.000	12/31/08
15.875263	789,939.565	15.710228	1,168.560	15.466532	0.000	12/31/07
16.611311	850,561.888	16.455411	949.440	16.224970	0.000	12/31/06
14.412225	863,389.460	14.291407	893.362	14.112678	0.000	12/31/05
13.978413	807,191.172	13.875252	1,221.823	13.722542	0.000	12/31/04
12.030718	620,028.974	11.953963	1,175.072	11.840261	0.000	12/31/03
9.098209	526,832.864	9.049071	1,116.611	8.976240	0.000	12/31/02
11.851536	401,628.667	11.799174	31.284	11.721567	0.000	12/31/01
11.751659	132,621.948	N/A	N/A	N/A	N/A	12/31/00
9.536137	78,330.649	N/A	N/A	N/A	N/A	12/31/99

13

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Wilshire 2015 ETF Fund (formerly 2015 Moderate) (Inception Date 5/1/2007)
7.460428	46,470.538	7.447763	0.000	7.428792	0.000	12/31/08
10.007599	17,496.921	10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (formerly 2025 Moderate) (Inception Date 5/1/2007)
7.054421	10,980.789	7.042424	0.000	7.024494	0.000	12/31/08
9.970642	8,817.071	9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (formerly 2035 Moderate) (Inception Date 5/1/2007)
6.535932	20,882.706	6.524820	0.000	6.508192	0.000	12/31/08
9.921001	3,691.070	9.914240	0.000	9.904116	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the consolidated financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2009 for closed Subaccounts.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Advantage® Contracts
Commodore Independence® Contracts
Commodore Spirit® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).
This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2009, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

• Commodore Advantage® Contract	333-51971

• Commodore Independence® Contract	333-51955

• Commodore Spirit® Contract	333-19725
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.
•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

ii

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
The current charges set out in the table are the Rider charges as of May 1, 2009. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

1

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS
The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,372	$2,490	$3,618	$6,993
After reimbursement	$1,260	$2,155	$3,060	$5,876
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

2

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS
The following information supplements the Examples section in the Commodore Independence® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.
If you surrender or annuitize your Contract at the end of the period or you keep your Contract and leave your money in your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$582	$1,820	$3,167	$7,089
After reimbursement	$470	$1,485	$2,610	$5,978

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS
The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,272	$2,290	$3,418	$6,993
After reimbursement	$1,160	$1,955	$2,860	$5,876
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:, your cost would be

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

4

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓ Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓ Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓ Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓ Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓ Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓ Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓ Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓ Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓ Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓ Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

5

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

6

The Designated Subaccounts are listed below.
          Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
          Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
          Ibbotson Growth ETF Asset Allocation Portfolio-Class II
          Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a

7

Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base

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Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional
Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess

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Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
Spousal Benefit

✓ Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓ Spouse	The person who is the spouse (or your civil union partner in applicable states) of the Insured as of the Rider Effective Date.
A spouse (or your civil union partner in applicable states) will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new Spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.
On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓ Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓ Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓ Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓ Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓ Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓ Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓ Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓ Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓ Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

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➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

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The Designated Subaccounts are listed below.
          Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
          Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
          Ibbotson Growth ETF Asset Allocation Portfolio-Class II
          Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

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If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 —	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

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•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.
On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

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•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
The Commodore Spirit®
The Commodore Advantage®
The Commodore Independence®
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2009, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

• The Commodore Spirit® Contract	File No. 333-19725
• The Commodore Advantage® Contract	File No. 333-51971
• The Commodore Independence® Contract	File No. 333-51955
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period then ended, and of the Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

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The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and	12/31/2008		12/31/2007		12/31/2006
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit® 333-19725	$983,314	$288,830	$1,198,310	$410,568	$1,239,544	$394,356
The Commodore Advantage® 333-51971	$430,957	$113,679	$313,977	$107,024	$366,403	$96,894
The Commodore Independence® 333-51955	$160,890	$148,784	$119,328	$103,225	$151,900	$132,587
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period – AUV at beginning of 7-day period

AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

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Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate

7

Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2008 and for the years ended December 31, 2008 and 2007, and the Company’s audited financial statements at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2008 and 2007, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2008	2007
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost — $1,158,709 and $927,157)	$997,579	$921,706
Equity securities — at fair value
Common stocks (cost — $3,501 and $18,697)	2,304	14,563
Perpetual preferred stocks (cost — $3,000 and $0)	2,467	—
Policy loans	50,654	38,688
Cash and cash equivalents	85,407	49,794

Total cash and investments	1,138,411	1,024,751

Accrued investment income	12,778	11,855
Unamortized insurance acquisition costs, net	252,027	158,224
Receivables from affiliates	350	283
Deferred tax on unrealized losses	30,986	2,449
Other assets	4,651	6,269
Variable annuity assets (separate accounts)	415,896	692,493

Total assets	$1,855,099	$1,896,324

LIABILITIES
Annuity benefits accumulated	$1,308,588	$1,033,629
Current and deferred federal income tax payable	23,059	31,107
Accounts payable, accrued expenses, and other liabilities	10,019	11,768
Variable annuity liabilities (separate accounts)	415,896	692,493

Total liabilities	1,757,562	1,768,997

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	141,909	105,550
Retained earnings	10,676	23,827
Accumulated other comprehensive loss, net of tax	(57,548)	(4,550)

Total stockholder’s equity	97,537	127,327

Total liabilities and stockholder’s equity	$1,855,099	$1,896,324

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Net investment income	$69,072	$54,239	$45,067
Realized losses on securities	(22,808)	(1,373)	(1,068)
Annuity policy charges	13,682	15,254	14,175
Other income	1,074	1,435	1,376

Total revenues	61,020	69,555	59,550

Costs and expenses:
Annuity benefits	41,587	29,668	26,803
Insurance acquisition expenses, net	28,790	17,446	13,708
Other expenses	13,298	10,527	8,746

Total costs and expenses	83,675	57,641	49,257

(Loss) earnings before income taxes	(22,655)	11,914	10,293
Provision for income tax (benefit) expense	(9,504)	2,602	2,791

Net (loss) earnings	$(13,151)	$9,312	$7,502

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2008	2007	2006
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$105,550	$100,550	$100,550
Capital contribution from parent — cash	32,000	—	—
Capital contribution from parent — non-cash	4,359	5,000	—

Balance at end of year	$141,909	$105,550	$100,550

Retained Earnings:
Balance at beginning of year	$23,827	$14,515	$7,013
Net (loss) earnings	(13,151)	9,312	7,502

Balance at end of year	$10,676	$23,827	$14,515

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(4,550)	$(968)	$1,199
Change in net unrealized losses on securities, net of tax	(52,998)	(3,582)	(2,167)

Balance at end of year	$(57,548)	$(4,550)	$(968)

Comprehensive (Loss) Income:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Change in net unrealized losses during the year	(52,998)	(3,582)	(2,167)

Comprehensive (loss) income	$(66,149)	$5,730	$5,335

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Cash flows from operating activities:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Adjustments:
Benefits to annuity policyholders	41,587	29,668	26,803
Amortization of insurance acquisition costs	26,406	15,027	11,790
Depreciation and amortization	(3,519)	95	(470)
Realized losses on investments, net	22,808	1,373	1,068
Increase in insurance acquisition costs	(33,853)	(32,858)	(26,750)
Increase in accrued investment income	(923)	(1,317)	(1,599)
(Decrease) increase in payable to affiliates, net	(3,690)	2,813	24,741
(Decrease) increase in other liabilities	(1,565)	2,164	5,833
Increase in other assets	(5,948)	(1,230)	(1,136)
Other, net	1	(132)	(106)

Net cash provided by operating activities	28,153	24,915	47,676

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(468,572)	(291,763)	(196,365)
Equity securities	(5,058)	(9,701)	(9,496)
Maturities and redemptions of fixed maturity investments Sales of:	70,318	46,713	34,215
Fixed maturity investments	148,563	78,122	96,940
Equity securities	7,705	595	—
Increase in policy loans, net	(11,966)	(9,903)	(8,522)

Net cash used in investing activities	(259,010)	(185,937)	(83,228)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	418,334	319,271	277,237
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(229,732)	(253,400)	(199,179)
Net transfers from variable annuity assets	45,868	59,629	25,764
Capital contribution from parent	32,000	5,000	—

Net cash provided by financing activities	266,470	130,500	103,822

Net increase (decrease) in cash and cash equivalents	35,613	(30,522)	68,270
Beginning cash and cash equivalents	49,794	80,316	12,046

Ending cash and cash equivalents	$85,407	$49,794	$80,316

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. In 2008, the FASB delayed the effective date of SFAS 157 for all nonrecurring fair value measurements of nonfinancial assets and liabilities until fiscal years beginning after November 15, 2008. Adoption of SFAS 157 did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
AILIC implemented FASB Implementation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) on January 1, 2007. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
The framework established by SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.)
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available. AILIC’s level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information. AILIC’s management is responsible for the valuation process and uses data from outside sources in establishing fair value. This data is reviewed by internal investment professionals who determine appropriate fair value measurements.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value on December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for Sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,122	$16,122

	$—	$—	$16,122	$16,122

(a)	Separate account liabilities equal the fair value for separate account assets.
Approximately 3% of the total assets measured at fair value were Level 3 assets. Approximately 53% of these assets were mortgage-backed securities whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.
Changes in balances of Level 3 financial assets and liabilities during 2008 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net income (loss)	(417)	(4,722)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,885
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$16,122

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$997,579	$997,579	$921,706	$921,706
Equity securities	4,771	4,771	14,563	14,563
Policy loans	50,654	50,654	38,688	38,688
Cash and cash equivalents	85,407	85,407	49,794	49,794
Variable annuity assets (separate accounts)	415,896	415,896	692,493	692,493

Liabilities
Annuity benefits accumulated	$1,308,588	$1,154,502	$1,033,629	$971,072
Variable annuity liabilities (separate accounts)	415,896	415,896	692,493	692,493
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. For 2007, the fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates and the fair value of annuities in the accumulation phase was assumed to be the policyholders’ cash surrender amount. For 2008, pursuant to SFAS No. 157, the fair value of all annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains		Losses

U.S. Government and government agencies and authorities	$23,167	$24,506		$1,617	$(278)
Public utilities	87,298	85,441		1,532	(3,389)
Mortgage-backed securities	511,911	398,780		129	(113,260)
All other corporate	536,333	488,852		4,955	(52,436)

	$1,158,709	$997,579		$8,233	$(169,363)

Common stocks	$3,501	$2,304	$		$(1,197)

Perpetual preferred stock	$3,000	$2,467		$—	$(533)

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

Common stocks	$18,697	$14,563	$—	$(4,134)

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007.

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$5,849	$—	$—
Public utilities	2,086	28,676	1,303	14,323
Mortgage-backed securities	64,864	250,438	48,396	132,160
All other corporate	18,789	197,220	33,647	176,426

Total fixed maturity investments	$86,017	$482,183	$83,346	$322,909

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

Common stocks	$4,134	$14,563	$—	$—

The gross unrealized losses on AILIC’s fixed maturity investments increased during 2008 due primarily to the widespread deteriorating economic conditions resulting in wider spreads on certain of AILIC’s fixed income securities. At December 31, 2008, the gross unrealized losses on fixed maturities relate to approximately 457 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 92% of the total unrealized losses and 96% of the fair value. Of the mortgage-backed securities, 80% of the unrealized losses relate to AAA or AA rated securities. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2008 and that AILIC has the ability and intent to hold such securities until they recover in value or mature.
AILIC’s $398.8 million investment in mortgage-backed securities (“MBSs”) represented approximately 40% of its fixed maturities at December 31, 2008. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages may be repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. At December 31, 2008, approximately 84% of AILIC’s MBSs were rated “AAA” or “AA.” At December 31, 2008, AILIC owned $26.5 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $7.5 million. The securities are collateralized by substantially all fixed rate mortgages and have an overall average life of 4.20 years. At December 31, 2008,

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
AILIC owned approximately $73.0 million in Alt-A securities (risk profile between prime and subprime) with an average life of approximately 5.52 years, the vast majority of which are backed by fixed rate mortgages. The unrealized loss on Alt-A securities was $30.5 million at December 31, 2008.
The table below sets forth the scheduled maturities of AILIC’s fixed maturities based on fair value as of December 31, 2008 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. Mortgage-backed securities had an average life of approximately 5.63 years at December 31, 2008.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$—	$—	—%
After one year through five years	74,282	72,578	7
After five years through ten years	454,724	418,916	42
After ten years	117,792	107,305	11

Subtotal	$646,798	$598,799	60

Mortgage-backed securities	511,911	398,780	40

Total bonds by maturity	$1,158,709	$997,579	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $148.6 million in 2008, $78.1 million in 2007, and $96.9 million in 2006.
At December 31, 2008, U.S. Treasury Notes with a carrying value of $8.0 million were on deposit as required by the insurance departments of various states.
For the years ended December 31, 2008, 2007 and 2006, respectively, AILIC has recorded charges (included in realized losses on securities) of $21.3 million, $1.8 million and $0.3 million for other than temporary impairments of fixed maturity and equity securities. Gross gains and losses (excluding impairment writedowns and changes in fair value of derivatives) on available for sale fixed maturity investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2008	2007	2006
Gross Gains	$2.5	$1.1	$0.4
Gross Losses	(10.5)	(1.8)	(1.8)

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Net investment income by investment type consisted of the following (in thousands):

	2008	2007	2006
Fixed maturities	$65,002	$50,395	$42,031
Equity securities	301	73	—
Short-term investments	806	1,405	1,991
Cash on hand and on deposit	70	209	110
Policy loans	3,077	2,309	1,630
Other	321	366	411

Gross investment income	69,577	54,757	46,173
Investment expenses	(505)	(518)	(1,106)

Net investment income	$69,072	$54,239	$45,067

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2008, $0.5 million in 2007, and $1.1 million in 2006.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive (Loss) Income in AILIC’s balance sheet.

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	638	(224)	414

	$(88,534)	$30,986	$(57,548)

	2007
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(5,451)	$1,907	$(3,544)
Equity securities	(4,134)	1,447	(2,687)
Deferred policy acquisition costs	2,587	(906)	1,681

	$(6,998)	$2,448	$(4,550)

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2008	2007
Deferred policy acquisition costs (“DPAC”)	$162,063	$146,640
Policyholder sales inducements	16,276	8,997
Unrealized DPAC adjustment	73,688	2,587

Unamortized insurance costs, net	$252,027	$158,224

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2008, 2007 and 2006, the Company capitalized $8.1 million, $5.6 million and $3.2 million relating to sales inducements offered to annuity policyholders.
F. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2008 and 2007, respectively, was $78.6 million and $65.9 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2009 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. FEDERAL INCOME TAXES
The Company’s 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million relating to AILIC’s variable annuity separate accounts. The 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.2 million.
Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income tax payable,” were as follows (in thousands):

	December 31,
	2008	2007

Deferred tax assets:
Policyholder liabilities	$26,196	$24,677
Investment securities	6,169	(355)
Other, net	3,146	2,502

	35,511	26,824
Deferred tax liabilities:
Unamortized insurance acquisition costs	(62,419)	(54,473)

Net deferred tax liability	$(26,908)	$(27,649)

The increase in the deferred tax asset related to investment securities at year end 2008 compared to 2007 is due primarily to impairments on AILIC’s investment portfolio.
In accordance with FIN 48 the Company had no uncertain tax positions at December 31, 2008, however, AILIC has an open tax item related to a separate account dividend received deduction that will be headed to IRS appeals.
As of December 31, 2008, AILIC’s 2006 through 2008 tax years remain subject to examination by the Internal Revenue Service.
H. ADDITIONAL INFORMATION
At December 31, 2008, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $191.3 million, compared to $41.4 million at December 31, 2007. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $2.3 million GAAP reserve at December 31, 2008 compared to a $0.4 million GAAP reserve at December 31, 2007. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.3 million and $0.4 million for 2008, 2007 and 2006, respectively. The weighted average age of these policyholders was 47 years old at December 31, 2008.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2008, 2007 and 2006, AILIC paid $2.7 million, $4.0 million and $3.5 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2008, 2007 and 2006, AILIC paid $17.4 million, $18.9 million and $13.8 million, respectively, for services to affiliates.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. ADDITIONAL INFORMATION (CONTINUED)
AILIC expensed approximately $0.6 million in 2008, $0.5 million in 2007 and $0.3 million in 2006 for its retirement and employee savings plans.
I. RECENT ACCOUNTING STANDARDS
In March 2008, the Financial Accounting Standards Board issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” which is effective January 1, 2009, for calendar year companies. SFAS No. 161 amends and expands the disclosure requirements of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

18

F i n a n c i a l S t a t e m e n t s
Annuity Investors Variable Account B
Year Ended December 31, 2008
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account B
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	914,970.591	$14,906,760	$7,255,716
Core Equity Fund	299,401.204	7,464,447	5,913,175
Dynamics Fund	32,770.407	550,692	327,377
Financial Services Fund	174,416.508	1,968,718	718,596
Global Health Care Fund	231,713.522	4,038,754	2,889,468
High Yield Fund	529,104.583	2,947,724	1,952,395
Small Cap Equity Fund	195,201.873	3,023,049	2,073,045
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	314,709.678	3,976,690	2,385,500
Mid Cap Value Fund	661,019.687	8,877,223	6,464,772
Ultra Fund	601,650.895	5,945,273	3,646,004
Vista Fund	659,907.285	10,853,515	7,107,202
Calamos Advisors Trust:
Growth and Income Portfolio	84,885.679	1,057,403	795,378
Davis Variable Account Fund, Inc.:
Value Portfolio	112,990.137	1,422,190	933,298
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	232,180.510	5,892,239	4,611,106
Stock Index Fund, Inc.	1,447,556.788	39,153,691	33,264,856
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,168,076.160	11,043,801	7,440,646
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	4,226.981	43,908	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	280,576.765	9,939,388	8,103,057
Developing Leaders Portfolio	261,895.524	9,605,371	4,978,635
Growth and Income Portfolio	254,230.020	5,238,953	3,373,632
Money Market Portfolio	8,601,090.478	8,601,090	8,601,090
DWS Investments VIT Funds — Class A:
Small Cap Index	379,514.785	5,478,880	3,275,214
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	106,338.641	983,212	821,997
Ibbotson Conservative ETF Asset Allocation Portfolio	57,425.832	574,612	562,773
Ibbotson Growth ETF Asset Allocation Portfolio	164,779.919	1,509,991	1,135,334
Ibbotson Income/Growth ETF Asset Allocation Portfolio	36,003.918	341,819	314,314
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	45,403.706	778,049	488,543
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,749,340.435	41,385,610	40,059,896
Forty Portfolio	451,251.085	11,643,917	10,365,237
International Growth Portfolio	695,702.128	28,291,321	18,387,406
Large Cap Growth Portfolio	743,319.386	12,797,001	11,744,447
Mid Cap Growth Portfolio	478,546.591	9,900,093	10,173,900
Worldwide Growth Portfolio	462,793.173	10,434,544	8,918,025
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	160,222.020	2,488,804	1,353,875
Capital Appreciation Fund	65,237.446	2,669,365	1,674,645
Main Street Fund	96,389.826	2,213,743	1,403,436
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	347,989.447	4,417,732	3,918,361
Total Return Portfolio	491,190.241	5,101,800	5,064,171
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	374,254.335	4,089,921	3,053,915
Strategic Growth Fund	507,430.805	5,241,332	3,252,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	933,041.819	10,527,240	9,246,445
Mid-Cap Growth Portfolio	49,194.499	546,719	285,819
U.S. Mid Cap Value Portfolio	827,452.499	13,074,228	6,363,111
U.S. Real Estate Portfolio	819,206.401	15,101,700	6,725,684
Value Portfolio	921,629.785	11,632,619	6,165,703
Wilshire Variable Insurance Trust:
2015 Moderate Fund	49,503.539	471,238	397,019
2025 Moderate Fund	26,539.692	260,386	200,109
2035 Moderate Fund	33,515.805	292,410	239,303
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	4,263.225	$7.349885	$31,334
Capital Development Fund - 1.40% series contract	946,895.438	7.380463	6,988,527
Capital Development Fund - 1.25% series contract	3,501.270	7.426557	26,002
Capital Development Fund - 1.10% series contract	8,104.862	7.472825	60,566
Capital Development Fund - 0.95% series contract	1,562.789	7.519284	11,751
Capital Development Fund - 0.75% series contract	18,140.974	7.581518	137,536
Core Equity Fund - 1.40% series contract	737,379.930	7.938572	5,853,744
Core Equity Fund - 1.25% series contract	1,810.563	7.971070	14,432
Core Equity Fund - 1.10% series contract	5,312.221	8.003616	42,517
Core Equity Fund - 0.95% series contract	61.410	8.036226	494
Core Equity Fund - 0.75% series contract	245.999	8.079812	1,988
Dynamics Fund - 1.50% series contract	188.518	5.779978	1,090
Dynamics Fund - 1.40% series contract	55,720.355	5.824689	324,554
Dynamics Fund - 0.95% series contract	147.224	6.030174	888
Dynamics Fund - 0.75% series contract	137.983	6.123616	845
Financial Services Fund - 1.50% series contract	876.437	4.031897	3,534
Financial Services Fund - 1.40% series contract	166,382.593	4.063096	676,028
Financial Services Fund - 1.25% series contract	5,834.061	4.110415	23,980
Financial Services Fund - 1.10% series contract	2,546.957	4.158185	10,591
Financial Services Fund - 0.95% series contract	222.160	4.206499	935
Financial Services Fund - 0.75% series contract	825.928	4.271711	3,528
Global Health Care Fund - 1.50% series contract	1,501.107	8.635418	12,963
Global Health Care Fund - 1.40% series contract	313,750.756	8.702188	2,730,318
Global Health Care Fund - 1.25% series contract	4,148.183	8.803419	36,518
Global Health Care Fund - 1.10% series contract	1,193.409	8.905665	10,628
Global Health Care Fund - 0.95% series contract	716.591	9.009033	6,456
Global Health Care Fund - 0.75% series contract	10,120.141	9.148575	92,585
High Yield Fund - 1.40% series contract	215,192.913	8.693381	1,870,754
High Yield Fund - 1.25% series contract	8,646.700	8.755516	75,706
High Yield Fund - 1.10% series contract	199.476	8.817948	1,759
High Yield Fund - 0.95% series contract	301.264	8.880649	2,675
High Yield Fund - 0.75% series contract	167.430	8.964798	1,501
Small Cap Equity Fund - 1.40% series contract	221,619.162	8.830277	1,956,959
Small Cap Equity Fund - 1.25% series contract	5,588.439	8.885427	49,656
Small Cap Equity Fund - 1.10% series contract	2,135.677	8.940764	19,095
Small Cap Equity Fund - 0.95% series contract	250.577	8.996308	2,254
Small Cap Equity Fund - 0.75% series contract	4,969.919	9.070753	45,081
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	14.710	7.489274	110
Large Company Value Fund - 1.40% series contract	292,792.476	7.520419	2,201,922
Large Company Value Fund - 1.25% series contract	22,722.785	7.567364	171,952
Large Company Value Fund - 1.10% series contract	586.278	7.614507	4,464
Large Company Value Fund - 0.95% series contract	212.809	7.661835	1,631
Large Company Value Fund - 0.75% series contract	701.696	7.725233	5,421
Mid Cap Value Fund - 1.50% series contract	2,949.951	9.530444	28,114
Mid Cap Value Fund - 1.40% series contract	643,576.702	9.570065	6,159,071
Mid Cap Value Fund - 1.25% series contract	20,864.494	9.629807	200,921
Mid Cap Value Fund - 1.10% series contract	2,128.521	9.689796	20,625
Mid Cap Value Fund - 0.75% series contract	5,700.671	9.830643	56,041
Ultra Fund - 1.65% series contract	455.034	6.798929	3,094
Ultra Fund - 1.50% series contract	1,888.230	6.841386	12,918
Ultra Fund - 1.40% series contract	518,640.998	6.869832	3,562,977
Ultra Fund - 1.25% series contract	60.185	6.912735	416
Ultra Fund - 1.10% series contract	7,329.338	6.955803	50,981
Ultra Fund - 0.95% series contract	297.949	6.999024	2,085
Ultra Fund - 0.75% series contract	1,917.709	7.056941	13,533
Vista Fund - 1.50% series contract	1,289.399	8.284943	10,683
Vista Fund - 1.40% series contract	826,352.105	8.319404	6,874,757
Vista Fund - 1.25% series contract	3,882.977	8.371361	32,506
Vista Fund - 1.10% series contract	8,326.352	8.423513	70,137
Vista Fund - 0.95% series contract	201.267	8.475842	1,706
Vista Fund - 0.75% series contract	13,738.973	8.545985	117,413
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	111,399.974	7.007788	780,667
Growth and Income Portfolio - 1.25% series contract	1,059.515	7.025689	7,444
Growth and Income Portfolio - 1.10% series contract	429.616	7.043597	3,026
Growth and Income Portfolio - 0.75% series contract	598.528	7.085385	4,241
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	1,063.140	$5.835980	$6,204
Value Portfolio - 1.40% series contract	154,220.486	5.845926	901,562
Value Portfolio - 1.25% series contract	546.159	5.860868	3,201
Value Portfolio - 1.10% series contract	945.382	5.875823	5,555
Value Portfolio - 0.95% series contract	1,230.299	5.890766	7,247
Value Portfolio - 0.75% series contract	1,612.196	5.910695	9,529
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	569.131	7.711317	4,389
Socially Responsible Growth Fund, Inc. - 1.40% series contract	579,088.137	7.800236	4,517,024
Socially Responsible Growth Fund, Inc. - 1.10% series contract	7,715.712	8.072969	62,289
Socially Responsible Growth Fund, Inc. - 0.75% series contract	4,055.249	6.757562	27,404
Stock Index Fund, Inc. - 1.65% series contract	346.665	9.486924	3,289
Stock Index Fund, Inc. - 1.50% series contract	6,003.756	9.651134	57,943
Stock Index Fund, Inc. - 1.40% series contract	3,356,601.303	9.762392	32,768,458
Stock Index Fund, Inc. - 1.25% series contract	14,559.046	7.899754	115,013
Stock Index Fund, Inc. - 1.10% series contract	13,245.896	10.103650	133,832
Stock Index Fund, Inc. - 0.95% series contract	3,454.321	10.278672	35,506
Stock Index Fund, Inc. - 0.75% series contract	18,120.086	8.323078	150,815
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	698.373	6.979168	4,874
Technology Growth Portfolio - 1.40% series contract	1,051,298.784	7.008211	7,367,724
Technology Growth Portfolio - 1.25% series contract	1,371.580	7.051955	9,672
Technology Growth Portfolio - 1.10% series contract	4,912.351	7.095896	34,858
Technology Growth Portfolio - 0.95% series contract	786.393	7.139993	5,615
Technology Growth Portfolio - 0.75% series contract	2,486.816	7.199074	17,903
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	6,054.670	5.459428	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	254.538	10.892180	2,772
Appreciation Portfolio - 1.40% series contract	708,576.070	11.017708	7,806,884
Appreciation Portfolio - 1.25% series contract	21,503.643	9.005207	193,645
Appreciation Portfolio - 1.10% series contract	3,921.416	11.402845	44,715
Appreciation Portfolio - 0.95% series contract	30.664	11.600224	356
Appreciation Portfolio - 0.75% series contract	5,763.693	9.487800	54,685
Developing Leaders Portfolio - 1.50% series contract	2,150.440	8.027711	17,263
Developing Leaders Portfolio - 1.40% series contract	592,552.159	8.120054	4,811,556
Developing Leaders Portfolio - 1.25% series contract	8,701.290	7.740069	67,349
Developing Leaders Portfolio - 1.10% series contract	3,429.651	8.404032	28,823
Developing Leaders Portfolio - 0.95% series contract	644.201	8.549692	5,508
Developing Leaders Portfolio - 0.75% series contract	5,902.659	8.155005	48,136
Growth and Income Portfolio - 1.50% series contract	388.288	7.948028	3,086
Growth and Income Portfolio - 1.40% series contract	397,593.350	8.039857	3,196,594
Growth and Income Portfolio - 1.25% series contract	12,075.969	7.425530	89,670
Growth and Income Portfolio - 1.10% series contract	3,603.879	8.320928	29,988
Growth and Income Portfolio - 0.95% series contract	4.044	8.465028	34
Growth and Income Portfolio - 0.75% series contract	6,935.623	7.823392	54,260
Money Market Portfolio - 1.50% series contract	2,693.966	1.218460	3,282
Money Market Portfolio - 1.40% series contract	6,894,098.095	1.227384	8,461,705
Money Market Portfolio - 1.25% series contract	1,060.643	1.208695	1,282
Money Market Portfolio - 1.10% series contract	38,305.622	1.262277	48,352
Money Market Portfolio - 0.95% series contract	3,284.131	1.281179	4,208
Money Market Portfolio - 0.75% series contract	65,266.763	1.260375	82,261
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.50% series contract	201.180	10.775511	2,168
Small Cap Index - 1.40% series contract	299,117.876	10.880984	3,254,697
Small Cap Index - 1.25% series contract	94.701	11.040204	1,046
Small Cap Index - 1.10% series contract	217.385	11.201557	2,435
Small Cap Index - 0.95% series contract	232.865	11.365292	2,647
Small Cap Index - 0.75% series contract	1,054.740	11.586652	12,221
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	107,236.129	7.558919	810,589
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,051.150	7.597522	7,986
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	447.796	7.642594	3,422
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	57,711.154	9.572516	552,441
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,052.032	9.621357	10,122
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	21.697	9.678378	210
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	162,988.155	6.738875	1,098,357
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,058.808	6.773305	7,172
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	4,389.235	6.790527	29,805
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,362.381	8.526582	301,520
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	8.548342	1,470
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,302.787	8.570101	11,165
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 0.95% series contract	18.461	8.591886	159
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	71,522.023	$6.280197	$449,172
Foreign Securities Fund - 1.25% series contract	1,580.694	6.296240	9,952
Foreign Securities Fund - 1.10% series contract	2,735.993	6.312285	17,270
Foreign Securities Fund - 0.95% series contract	173.635	6.328334	1,099
Foreign Securities Fund - 0.75% series contract	1,740.206	6.349740	11,050
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	647.497	18.039572	11,681
Balanced Portfolio - 1.50% series contract	6,639.313	18.351771	121,843
Balanced Portfolio - 1.40% series contract	2,106,521.139	18.563244	39,103,866
Balanced Portfolio - 1.25% series contract	35,262.387	14.738320	519,708
Balanced Portfolio - 1.10% series contract	10,499.537	19.212030	201,717
Balanced Portfolio - 0.95% series contract	150.770	19.544625	2,947
Balanced Portfolio - 0.75% series contract	6,319.822	15.527985	98,134
Forty Portfolio - 1.50% series contract	4,216.545	8.398965	35,415
Forty Portfolio - 1.40% series contract	1,176,081.761	8.481186	9,974,568
Forty Portfolio - 1.25% series contract	13,914.388	8.605297	119,737
Forty Portfolio - 1.10% series contract	6,784.900	8.731075	59,239
Forty Portfolio - 0.95% series contract	264.996	8.858714	2,348
Forty Portfolio - 0.75% series contract	19,258.834	9.031187	173,930
International Growth Portfolio - 1.50% series contract	894.812	16.238868	14,531
International Growth Portfolio - 1.40% series contract	1,076,456.667	16.426264	17,682,161
International Growth Portfolio - 1.25% series contract	24,489.654	13.406317	328,316
International Growth Portfolio - 1.10% series contract	11,248.267	17.000439	191,225
International Growth Portfolio - 0.95% series contract	2,196.968	17.294734	37,996
International Growth Portfolio - 0.75% series contract	9,428.699	14.124673	133,177
Large Cap Growth Portfolio - 1.50% series contract	1,942.650	8.889123	17,268
Large Cap Growth Portfolio - 1.40% series contract	1,287,933.053	8.991468	11,580,409
Large Cap Growth Portfolio - 1.25% series contract	7,323.575	7.288328	53,377
Large Cap Growth Portfolio - 1.10% series contract	7,518.771	9.305880	69,969
Large Cap Growth Portfolio - 0.95% series contract	3.892	9.467180	37
Large Cap Growth Portfolio - 0.75% series contract	3,045.528	7.678977	23,387
Mid Cap Growth Portfolio - 1.50% series contract	1,243.597	11.697931	14,548
Mid Cap Growth Portfolio - 1.40% series contract	844,041.239	11.832549	9,987,159
Mid Cap Growth Portfolio - 1.25% series contract	627.024	9.404818	5,897
Mid Cap Growth Portfolio - 1.10% series contract	11,363.637	12.246416	139,164
Mid Cap Growth Portfolio - 0.95% series contract	244.854	12.458395	3,050
Mid Cap Growth Portfolio - 0.75% series contract	2,430.325	9.909087	24,082
Worldwide Growth Portfolio - 1.50% series contract	2,591.601	8.579906	22,236
Worldwide Growth Portfolio - 1.40% series contract	1,008,264.804	8.678898	8,750,627
Worldwide Growth Portfolio - 1.25% series contract	9,612.550	6.759364	64,975
Worldwide Growth Portfolio - 1.10% series contract	6,153.773	8.982374	55,275
Worldwide Growth Portfolio - 0.95% series contract	238.860	9.137790	2,183
Worldwide Growth Portfolio - 0.75% series contract	3,191.505	7.121653	22,729
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	6,830.317	6.557275	44,788
Balanced Fund - 1.40% series contract	185,839.541	6.584545	1,223,669
Balanced Fund - 1.25% series contract	5,623.450	6.625673	37,259
Balanced Fund - 1.10% series contract	2,649.655	6.666936	17,665
Balanced Fund - 0.95% series contract	946.650	6.708361	6,350
Balanced Fund - 0.75% series contract	3,569.579	6.763874	24,144
Capital Appreciation Fund - 1.50% series contract	905.960	6.851260	6,207
Capital Appreciation Fund - 1.40% series contract	231,588.838	6.879768	1,593,277
Capital Appreciation Fund - 1.25% series contract	822.576	6.922729	5,694
Capital Appreciation Fund - 1.10% series contract	1,178.186	6.965871	8,207
Capital Appreciation Fund - 0.95% series contract	1,311.073	7.009156	9,190
Capital Appreciation Fund - 0.75% series contract	7,367.825	7.067181	52,070
Main Street Fund - 1.40% series contract	169,948.768	7.661801	1,302,114
Main Street Fund - 1.25% series contract	2,012.601	7.709633	15,516
Main Street Fund - 1.10% series contract	5,434.999	7.757647	42,163
Main Street Fund - 0.95% series contract	1,847.892	7.805867	14,424
Main Street Fund - 0.75% series contract	3,712.440	7.870435	29,219
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	589.763	10.110958	5,963
Real Return Portfolio - 1.40% series contract	379,477.577	10.153005	3,852,838
Real Return Portfolio - 1.10% series contract	2,772.903	10.279969	28,505
Real Return Portfolio - 0.75% series contract	2,977.641	10.429376	31,055
Total Return Portfolio - 1.50% series contract	527.360	11.495104	6,062
Total Return Portfolio - 1.40% series contract	423,985.467	11.542860	4,894,005
Total Return Portfolio - 1.25% series contract	2,577.746	11.614901	29,940
Total Return Portfolio - 1.10% series contract	5,599.654	11.687201	65,444
Total Return Portfolio - 0.95% series contract	3,422.084	11.759784	40,243
Total Return Portfolio - 0.75% series contract	2,400.209	11.864286	28,477
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,848.742	$9.066003	$98,355
Conservative Growth Fund - 1.40% series contract	321,412.820	9.127064	2,933,555
Conservative Growth Fund - 1.10% series contract	13.208	9.312776	123
Conservative Growth Fund - 0.75% series contract	2,295.238	9.533610	21,882
Strategic Growth Fund - 1.50% series contract	245.679	7.830225	1,924
Strategic Growth Fund - 1.40% series contract	412,084.563	7.882894	3,248,419
Strategic Growth Fund - 0.75% series contract	277.991	8.233353	2,289
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	3,509.017	13.648199	47,892
Core Plus Fixed Income Portfolio - 1.40% series contract	633,167.502	13.805232	8,741,024
Core Plus Fixed Income Portfolio - 1.25% series contract	21,598.445	13.059903	282,074
Core Plus Fixed Income Portfolio - 1.10% series contract	4,309.288	14.287712	61,570
Core Plus Fixed Income Portfolio - 0.95% series contract	1,053.994	14.535198	15,320
Core Plus Fixed Income Portfolio - 0.75% series contract	7,163.347	13.759623	98,565
Mid-Cap Growth Portfolio - 1.50% series contract	479.719	5.894304	2,828
Mid-Cap Growth Portfolio - 1.40% series contract	47,092.588	5.904344	278,051
Mid-Cap Growth Portfolio - 1.25% series contract	24.374	5.919439	144
Mid-Cap Growth Portfolio - 1.10% series contract	363.377	5.934535	2,156
Mid-Cap Growth Portfolio - 0.95% series contract	21.247	5.949633	126
Mid-Cap Growth Portfolio - 0.75% series contract	421.177	5.969766	2,514
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.066	13.852188	5,791
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,045.755	14.091988	28,829
U.S. Mid Cap Value Portfolio - 1.40% series contract	429,690.091	14.254077	6,124,836
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,789.280	11.834381	56,678
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,446.869	14.752454	80,355
U.S. Mid Cap Value Portfolio - 0.95% series contract	726.316	15.008140	10,901
U.S. Mid Cap Value Portfolio - 0.75% series contract	4,468.885	12.468605	55,721
U.S. Real Estate Portfolio - 1.50% series contract	110.153	18.169534	2,001
U.S. Real Estate Portfolio - 1.40% series contract	350,079.782	18.378595	6,433,975
U.S. Real Estate Portfolio - 1.25% series contract	7,296.492	17.664409	128,888
U.S. Real Estate Portfolio - 1.10% series contract	5,062.382	19.021158	96,292
U.S. Real Estate Portfolio - 0.95% series contract	454.136	19.350719	8,788
U.S. Real Estate Portfolio - 0.75% series contract	2,994.991	18.611116	55,740
Value Portfolio - 1.50% series contract	425.761	9.925561	4,226
Value Portfolio - 1.40% series contract	596,256.187	10.040068	5,986,453
Value Portfolio - 1.25% series contract	3,955.998	9.638653	38,130
Value Portfolio - 1.10% series contract	6,775.137	10.391062	70,401
Value Portfolio - 0.95% series contract	860.318	10.571048	9,094
Value Portfolio - 0.75% series contract	5,652.214	10.155118	57,399
Wilshire Variable Insurance Trust:
2015 Moderate Fund - 1.40% series contract	46,470.538	7.460428	346,690
2015 Moderate Fund - 1.10% series contract	4,307.481	7.498538	32,300
2015 Moderate Fund - 0.95% series contract	2,398.181	7.517602	18,029
2025 Moderate Fund - 1.40% series contract	10,980.789	7.054421	77,463
2025 Moderate Fund - 1.25% series contract	524.681	7.072444	3,711
2025 Moderate Fund - 1.10% series contract	16,457.335	7.090459	116,690
2025 Moderate Fund - 0.75% series contract	314.799	7.132525	2,245
2035 Moderate Fund - 1.40% series contract	20,882.706	6.535932	136,488
2035 Moderate Fund - 1.10% series contract	15,141.054	6.569332	99,467
2035 Moderate Fund - 0.75% series contract	506.673	6.608316	3,348
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

				Net Realized		Net Change in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$0	$162,502	$(162,502)	$(503,884)	$1,446,326	$(7,783,380)	$(6,840,938)	$(7,003,440)
Core Equity Fund	171,841	110,747	61,094	17,532	0	(2,772,269)	(2,754,737)	(2,693,643)
Dynamics Fund	0	9,535	(9,535)	38,993	0	(437,866)	(398,873)	(408,408)
Financial Services Fund	33,325	17,280	16,045	(180,505)	96,017	(929,471)	(1,013,959)	(997,914)
Global Health Care Fund	0	51,205	(51,205)	104,630	758,039	(2,054,670)	(1,192,001)	(1,243,206)
High Yield Fund	237,086	36,573	200,513	(187,463)	0	(732,838)	(920,301)	(719,788)
Small Cap Equity Fund	0	35,666	(35,666)	(64,841)	8,804	(895,190)	(951,227)	(986,893)
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	85,769	50,308	35,461	(250,666)	114,158	(1,551,497)	(1,688,005)	(1,652,544)
Mid Cap Value Fund	8,864	118,865	(110,001)	(422,626)	0	(1,838,397)	(2,261,023)	(2,371,024)
Ultra Fund	0	74,735	(74,735)	(142,091)	867,644	(3,459,598)	(2,734,045)	(2,808,780)
Vista Fund	0	166,828	(166,828)	8,156	613,991	(7,895,833)	(7,273,686)	(7,440,514)
Calamos Advisors Trust:
Growth and Income Portfolio	7,182	9,786	(2,604)	(65,104)	23,039	(214,441)	(256,506)	(259,110)
Davis Variable Account Fund, Inc.:
Value Portfolio	13,843	11,486	2,357	(35,586)	23,267	(472,541)	(484,860)	(482,503)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	47,884	88,620	(40,736)	(240,112)	0	(2,324,213)	(2,564,325)	(2,605,061)
Stock Index Fund, Inc.	991,966	669,247	322,719	414,217	0	(22,265,275)	(21,851,058)	(21,528,339)
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	150,627	(150,627)	(58,598)	0	(5,346,518)	(5,405,116)	(5,555,743)
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	427	520	(93)	(15,061)	8,494	(9,740)	(16,307)	(16,400)
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	235,094	161,977	73,117	358,561	875,729	(5,343,636)	(4,109,346)	(4,036,229)
Developing Leaders Portfolio	66,892	102,158	(35,266)	(349,645)	400,808	(3,289,828)	(3,238,665)	(3,273,931)
Growth and Income Portfolio	33,166	72,097	(38,931)	207,960	669,254	(3,399,649)	(2,522,435)	(2,561,366)
Money Market Portfolio	231,935	147,991	83,944	0	0	0	0	83,944
DWS Investments VIT Funds — Class A:
Small Cap Index	81,494	69,089	12,405	(129,219)	518,202	(2,384,470)	(1,995,487)	(1,983,082)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	794	9,335	(8,541)	(32,839)	175	(160,503)	(193,167)	(201,708)
Ibbotson Conservative ETF Asset Allocation Portfolio	0	6,022	(6,022)	(12,748)	64	(12,290)	(24,974)	(30,996)
Ibbotson Growth ETF Asset Allocation Portfolio	1,397	12,921	(11,524)	(27,314)	156	(373,407)	(400,565)	(412,089)
Ibbotson Income/Growth ETF Asset Allocation Portfolio	0	2,910	(2,910)	(12,570)	11	(28,351)	(40,910)	(43,820)
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	16,214	8,586	7,628	(67,173)	66,357	(306,636)	(307,452)	(299,824)
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,297,965	682,174	615,791	708,266	3,420,089	(13,612,420)	(9,484,065)	(8,868,274)
Forty Portfolio	22,029	227,497	(205,468)	686,312	0	(9,134,191)	(8,447,879)	(8,653,347)
International Growth Portfolio	903,340	453,778	449,562	2,571,894	4,645,844	(29,093,583)	(21,875,845)	(21,426,283)
Large Cap Growth Portfolio	127,321	244,693	(117,372)	290,253	0	(8,620,432)	(8,330,179)	(8,447,551)
Mid Cap Growth Portfolio	39,874	227,999	(188,125)	1,477,699	916,909	(10,663,255)	(8,268,647)	(8,456,772)
Worldwide Growth Portfolio	165,111	197,144	(32,033)	693,682	0	(8,551,900)	(7,858,218)	(7,890,251)
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	73,270	33,714	39,556	(282,856)	176,718	(1,130,109)	(1,236,247)	(1,196,691)
Capital Appreciation Fund	3,607	35,140	(31,533)	(26,487)	0	(1,386,105)	(1,412,592)	(1,444,125)
Main Street Fund	34,511	29,322	5,189	(21,544)	149,953	(1,103,134)	(974,725)	(969,536)
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	142,296	58,891	83,405	(65,976)	5,745	(519,933)	(580,164)	(496,759)
Total Return Portfolio	199,712	59,251	140,461	2,140	85,657	(106,634)	(18,837)	121,624
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	86,583	66,434	20,149	133,251	270,631	(1,932,916)	(1,529,034)	(1,508,885)
Strategic Growth Fund	62,640	74,862	(12,222)	3,446	481,761	(2,961,433)	(2,476,226)	(2,488,448)
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	516,078	154,458	361,620	(253,820)	0	(1,516,483)	(1,770,303)	(1,408,683)
Mid-Cap Growth Portfolio	3,211	5,322	(2,111)	(75,658)	104,309	(254,207)	(225,556)	(227,667)
U.S. Mid Cap Value Portfolio	87,181	143,644	(56,463)	(61,927)	3,181,228	(8,154,672)	(5,035,371)	(5,091,834)
U.S. Real Estate Portfolio	367,864	152,630	215,234	(82,560)	4,034,520	(8,504,627)	(4,552,667)	(4,337,433)
Value Portfolio	321,080	132,381	188,699	(1,016,097)	1,617,147	(4,851,771)	(4,250,721)	(4,062,022)
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	4,746	876	3,870	(18,676)	2,745	(17)	(15,948)	(12,078)
2015 Moderate Fund	7,735	4,208	3,527	(28,718)	5,203	(71,915)	(95,430)	(91,903)
2025 Moderate Fund	5,072	2,511	2,561	(19,195)	3,899	(58,649)	(73,945)	(71,384)
2035 Moderate Fund	4,142	1,483	2,659	(1,708)	3,891	(52,349)	(50,166)	(47,507)
2045 Moderate Fund (*)	3,000	1,367	1,633	(63,433)	3,909	143	(59,381)	(57,748)
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(162,502)	$(503,884)	$1,446,326	$(7,783,380)	$(7,003,440)	$1,190,963	$1,439,573	$(1,264,069)	$(1,512,679)	$(8,516,119)	$15,771,835	$7,255,716
Core Equity Fund	61,094	17,532	0	(2,772,269)	(2,693,643)	520,430	1,069,414	(224,367)	(773,351)	(3,466,994)	9,380,169	5,913,175
Dynamics Fund	(9,535)	38,993	0	(437,866)	(408,408)	55,017	110,764	(253,034)	(308,781)	(717,189)	1,044,566	327,377
Financial Services Fund	16,045	(180,505)	96,017	(929,471)	(997,914)	204,965	192,789	5,380	17,556	(980,358)	1,698,954	718,596
Global Health Care Fund	(51,205)	104,630	758,039	(2,054,670)	(1,243,206)	455,912	508,311	(178,254)	(230,653)	(1,473,859)	4,363,327	2,889,468
High Yield Fund	200,513	(187,463)	0	(732,838)	(719,788)	155,774	616,568	70,397	(390,397)	(1,110,185)	3,062,580	1,952,395
Small Cap Equity Fund	(35,666)	(64,841)	8,804	(895,190)	(986,893)	422,992	408,479	262,914	277,427	(709,466)	2,782,511	2,073,045
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	35,461	(250,666)	114,158	(1,551,497)	(1,652,544)	296,452	666,569	(541,346)	(911,463)	(2,564,007)	4,949,507	2,385,500
Mid Cap Value Fund	(110,001)	(422,626)	0	(1,838,397)	(2,371,024)	665,321	1,196,270	(1,607,353)	(2,138,302)	(4,509,326)	10,974,098	6,464,772
Ultra Fund	(74,735)	(142,091)	867,644	(3,459,598)	(2,808,780)	383,839	696,610	(220,263)	(533,034)	(3,341,814)	6,987,818	3,646,004
Vista Fund	(166,828)	8,156	613,991	(7,895,833)	(7,440,514)	790,017	2,007,385	313,674	(903,694)	(8,344,208)	15,451,410	7,107,202
Calamos Advisors Trust:
Growth and Income Portfolio	(2,604)	(65,104)	23,039	(214,441)	(259,110)	154,467	86,486	432,074	500,055	240,945	554,433	795,378
Davis Variable Account Fund, Inc.:
Value Portfolio	2,357	(35,586)	23,267	(472,541)	(482,503)	194,427	81,880	940,359	1,052,906	570,403	362,895	933,298
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(40,736)	(240,112)	0	(2,324,213)	(2,605,061)	510,536	666,986	(356,765)	(513,215)	(3,118,276)	7,729,382	4,611,106
Stock Index Fund, Inc.	322,719	414,217	0	(22,265,275)	(21,528,339)	4,397,138	6,347,004	(3,702,762)	(5,652,628)	(27,180,967)	60,445,823	33,264,856
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(150,627)	(58,598)	0	(5,346,518)	(5,555,743)	774,236	1,374,319	(477,451)	(1,077,534)	(6,633,277)	14,073,923	7,440,646
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(93)	(15,061)	8,494	(9,740)	(16,400)	10,764	1,005	21,316	31,075	14,675	18,380	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	73,117	358,561	875,729	(5,343,636)	(4,036,229)	1,009,362	1,880,482	(1,091,983)	(1,963,103)	(5,999,332)	14,102,389	8,103,057
Developing Leaders Portfolio	(35,266)	(349,645)	400,808	(3,289,828)	(3,273,931)	664,813	1,051,210	(627,085)	(1,013,482)	(4,287,413)	9,266,048	4,978,635
Growth and Income Portfolio	(38,931)	207,960	669,254	(3,399,649)	(2,561,366)	344,605	818,732	(513,142)	(987,269)	(3,548,635)	6,922,267	3,373,632
Money Market Portfolio	83,944	0	0	0	83,944	495,822	4,045,330	2,172,975	(1,376,533)	(1,292,589)	9,893,679	8,601,090
DWS Investments VIT Funds — Class A:
Small Cap Index	12,405	(129,219)	518,202	(2,384,470)	(1,983,082)	479,854	745,667	(1,558,425)	(1,824,238)	(3,807,320)	7,082,534	3,275,214
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(8,541)	(32,839)	175	(160,503)	(201,708)	266,896	64,630	328,590	530,856	329,148	492,849	821,997
Ibbotson Conservative ETF Asset Allocation Portfolio	(6,022)	(12,748)	64	(12,290)	(30,996)	136,248	22,750	343,581	457,079	426,083	136,690	562,773
Ibbotson Growth ETF Asset Allocation Portfolio	(11,524)	(27,314)	156	(373,407)	(412,089)	987,749	58,645	51,625	980,729	568,640	566,694	1,135,334
Ibbotson Income/Growth ETF Asset Allocation Portfolio	(2,910)	(12,570)	11	(28,351)	(43,820)	93,494	5,471	158,690	246,713	202,893	111,421	314,314
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	7,628	(67,173)	66,357	(306,636)	(299,824)	162,535	30,429	190,681	322,787	22,963	465,580	488,543
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	615,791	708,266	3,420,089	(13,612,420)	(8,868,274)	3,035,081	7,978,059	(1,102,922)	(6,045,900)	(14,914,174)	54,974,070	40,059,896
Forty Portfolio	(205,468)	686,312	0	(9,134,191)	(8,653,347)	1,326,106	2,147,111	1,173,614	352,609	(8,300,738)	18,665,975	10,365,237
International Growth Portfolio	449,562	2,571,894	4,645,844	(29,093,583)	(21,426,283)	3,328,308	4,663,049	(1,598,265)	(2,933,006)	(24,359,289)	42,746,695	18,387,406
Large Cap Growth Portfolio	(117,372)	290,253	0	(8,620,432)	(8,447,551)	1,155,243	2,290,155	(889,431)	(2,024,343)	(10,471,894)	22,216,341	11,744,447
Mid Cap Growth Portfolio	(188,125)	1,477,699	916,909	(10,663,255)	(8,456,772)	896,288	1,949,411	(1,115,000)	(2,168,123)	(10,624,895)	20,798,795	10,173,900
Worldwide Growth Portfolio	(32,033)	693,682	0	(8,551,900)	(7,890,251)	819,860	2,095,752	(691,175)	(1,967,067)	(9,857,318)	18,775,343	8,918,025
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,556	(282,856)	176,718	(1,130,109)	(1,196,691)	241,434	453,160	(570,132)	(781,858)	(1,978,549)	3,332,424	1,353,875
Capital Appreciation Fund	(31,533)	(26,487)	0	(1,386,105)	(1,444,125)	299,224	393,823	410,826	316,227	(1,127,898)	2,802,543	1,674,645
Main Street Fund	5,189	(21,544)	149,953	(1,103,134)	(969,536)	510,033	337,370	(634,465)	(461,802)	(1,431,338)	2,834,774	1,403,436
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	83,405	(65,976)	5,745	(519,933)	(496,759)	432,768	768,707	2,412,131	2,076,192	1,579,433	2,338,928	3,918,361
Total Return Portfolio	140,461	2,140	85,657	(106,634)	121,624	965,332	608,469	1,868,817	2,225,680	2,347,304	2,716,867	5,064,171
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	20,149	133,251	270,631	(1,932,916)	(1,508,885)	99,787	797,413	(830,580)	(1,528,206)	(3,037,091)	6,091,006	3,053,915
Strategic Growth Fund	(12,222)	3,446	481,761	(2,961,433)	(2,488,448)	116,642	925,908	(317,818)	(1,127,084)	(3,615,532)	6,868,164	3,252,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	361,620	(253,820)	0	(1,516,483)	(1,408,683)	993,173	2,278,429	(927,261)	(2,212,517)	(3,621,200)	12,867,645	9,246,445
Mid-Cap Growth Portfolio	(2,111)	(75,658)	104,309	(254,207)	(227,667)	71,165	60,413	229,206	239,958	12,291	273,528	285,819
U.S. Mid Cap Value Portfolio	(56,463)	(61,927)	3,181,228	(8,154,672)	(5,091,834)	1,025,052	1,621,210	(1,778,233)	(2,374,391)	(7,466,225)	13,829,336	6,363,111
U.S. Real Estate Portfolio	215,234	(82,560)	4,034,520	(8,504,627)	(4,337,433)	1,135,803	1,880,162	(1,854,068)	(2,598,427)	(6,935,860)	13,661,544	6,725,684
Value Portfolio	188,699	(1,016,097)	1,617,147	(4,851,771)	(4,062,022)	1,063,170	1,542,459	(2,040,978)	(2,520,267)	(6,582,289)	12,747,992	6,165,703
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	3,870	(18,676)	2,745	(17)	(12,078)	4,989	2,318	6,282	8,953	(3,125)	3,125	0
2015 Moderate Fund	3,527	(28,718)	5,203	(71,915)	(91,903)	73,292	15,636	229,587	287,243	195,340	201,679	397,019
2025 Moderate Fund	2,561	(19,195)	3,899	(58,649)	(71,384)	142,935	9,979	(13,446)	119,510	48,126	151,983	200,109
2035 Moderate Fund	2,659	(1,708)	3,891	(52,349)	(47,507)	109,124	8,087	101,966	203,003	155,496	83,807	239,303
2045 Moderate Fund (*)	1,633	(63,433)	3,909	143	(57,748)	41,433	16,719	(57,101)	(32,387)	(90,135)	90,135	0
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(228,935)	$233,834	$1,265,541	$148,125	$1,418,565	$1,376,124	$2,438,729	$(89,043)	$(1,151,648)	$266,917	$15,504,918	$15,771,835
Core Equity Fund	(36,746)	283,937	0	414,479	661,670	593,981	2,156,305	(11,552)	(1,573,876)	(912,206)	10,292,375	9,380,169
Dynamics Fund	(15,690)	74,131	0	55,506	113,947	56,829	163,986	(46,970)	(154,127)	(40,180)	1,084,746	1,044,566
Financial Services Fund	5,116	162,745	135,833	(820,352)	(516,658)	261,794	441,695	(84,545)	(264,446)	(781,104)	2,480,058	1,698,954
Global Health Care Fund	(61,177)	224,632	0	265,262	428,717	497,927	723,241	(152,866)	(378,180)	50,537	4,312,790	4,363,327
High Yield Fund	180,824	37,798	0	(208,293)	10,329	206,602	881,121	(375,695)	(1,050,214)	(1,039,885)	4,102,465	3,062,580
Small Cap Equity Fund	(28,756)	54,839	77,653	(86,500)	17,236	371,523	217,302	1,814,475	1,968,696	1,985,932	796,579	2,782,511
Small Company Growth Fund (**)	(7,765)	97,142	280,199	(254,869)	114,707	94,818	65,639	(1,758,061)	(1,728,882)	(1,614,175)	1,614,175	0
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(37,724)	224,673	6,902	(318,182)	(124,331)	533,004	778,837	(207,272)	(453,105)	(577,436)	5,526,943	4,949,507
Mid Cap Value Fund	(95,005)	214,817	134,873	(638,113)	(383,428)	934,970	1,726,511	(358,608)	(1,150,149)	(1,533,577)	12,507,675	10,974,098
Ultra Fund	(97,476)	121,917	0	1,192,029	1,216,470	474,672	1,101,066	(791,433)	(1,417,827)	(201,357)	7,189,175	6,987,818
Vista Fund	(194,436)	521,796	0	4,063,054	4,390,414	795,088	2,144,942	521,216	(828,638)	3,561,776	11,889,634	15,451,410
Calamos Advisors Trust:
Growth and Income Portfolio (*)	2,710	1,322	40,106	(47,584)	(3,446)	66,828	5,523	496,574	557,879	554,433	0	554,433
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	2,530	2,129	13,909	(16,350)	2,218	47,568	783	313,892	360,677	362,895	0	362,895
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(70,110)	(264,820)	0	821,944	487,014	606,871	1,203,304	(222,566)	(818,999)	(331,985)	8,061,367	7,729,382
Stock Index Fund, Inc.	181,110	1,677,245	0	585,609	2,443,964	5,078,299	9,726,811	(1,541,240)	(6,189,752)	(3,745,788)	64,191,611	60,445,823
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(200,737)	176,823	0	1,775,196	1,751,282	989,239	2,136,993	(656,661)	(1,804,415)	(53,133)	14,127,056	14,073,923
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	(113)	(17)	0	(1,113)	(1,243)	11,699	0	7,924	19,623	18,380	0	18,380
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	21,984	574,762	0	203,980	800,726	1,387,564	2,183,250	(464,583)	(1,260,269)	(459,543)	14,561,932	14,102,389
Developing Leaders Portfolio	(72,583)	349,575	1,526,733	(3,136,020)	(1,332,295)	957,540	1,977,769	(838,739)	(1,858,968)	(3,191,263)	12,457,311	9,266,048
Growth and Income Portfolio	(46,205)	288,911	323,839	(86,389)	480,156	469,274	1,245,050	105,291	(670,485)	(190,329)	7,112,596	6,922,267
Money Market Portfolio	220,183	0	0	0	220,183	857,983	2,935,490	4,003,299	1,925,792	2,145,975	7,747,704	9,893,679
DWS Investments VIT Funds — Class A:
Small Cap Index	(40,966)	332,373	515,751	(1,030,795)	(223,637)	766,907	1,238,654	(106,669)	(578,416)	(802,053)	7,884,587	7,082,534
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	(1,328)	187	0	(711)	(1,852)	153,679	840	341,862	494,701	492,849	0	492,849
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	(186)	84	0	451	349	2,965	23	133,399	136,341	136,690	0	136,690
Ibbotson Growth ETF Asset Allocation Portfolio (*)	(1,192)	133	0	(1,250)	(2,309)	467,241	833	102,595	569,003	566,694	0	566,694
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	(432)	8	0	847	423	2,039	0	108,959	110,998	111,421	0	111,421
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	(1,242)	(424)	1,003	17,131	16,468	57,931	3,801	394,982	449,112	465,580	0	465,580
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	621,891	1,449,394	0	2,941,179	5,012,464	3,348,100	11,956,526	(902,496)	(9,510,922)	(4,498,458)	59,472,528	54,974,070
Forty Portfolio	(167,676)	769,685	0	4,225,261	4,827,270	890,624	2,829,522	913,436	(1,025,462)	3,801,808	14,864,167	18,665,975
International Growth Portfolio	(299,110)	3,149,119	0	6,168,127	9,018,136	3,487,772	5,592,796	2,355,023	249,999	9,268,135	33,478,560	42,746,695
Large Cap Growth Portfolio	(158,844)	247,423	0	2,769,273	2,857,852	1,427,590	3,969,548	(489,181)	(3,031,139)	(173,287)	22,389,628	22,216,341
Mid Cap Growth Portfolio	(247,741)	2,170,789	109,846	1,767,714	3,800,608	1,077,312	3,616,184	(528,263)	(3,067,135)	733,473	20,065,322	20,798,795
Worldwide Growth Portfolio	(140,535)	1,984,990	0	(123,591)	1,720,864	1,029,091	4,248,572	(790,882)	(4,010,363)	(2,289,499)	21,064,842	18,775,343
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,540	(8,889)	275,916	(224,693)	81,874	407,262	774,291	172,133	(194,896)	(113,022)	3,445,446	3,332,424
Capital Appreciation Fund	(31,320)	87,700	0	245,913	302,293	230,932	414,261	292,142	108,813	411,106	2,391,437	2,802,543
Main Street Fund	(11,319)	117,962	0	(37,050)	69,593	437,739	479,740	443,936	401,935	471,528	2,363,246	2,834,774
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	72,020	(57,687)	5,290	171,220	190,843	327,777	450,606	65,734	(57,095)	133,748	2,205,180	2,338,928
Total Return Portfolio	80,408	(29,375)	0	118,301	169,334	467,609	497,160	380,730	351,179	520,513	2,196,354	2,716,867
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	(90,866)	294,566	111,523	128,248	443,471	174,346	1,062,468	178,668	(709,454)	(265,983)	6,356,989	6,091,006
Small-Cap Fund (***)	(51,657)	(461,738)	1,280,022	(412,309)	354,318	88,895	669,623	(4,285,929)	(4,866,657)	(4,512,339)	4,512,339	0
Strategic Growth Fund	(108,229)	502,126	238,124	32,611	664,632	198,044	1,748,418	81,163	(1,469,211)	(804,579)	7,672,743	6,868,164
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	300,534	60,841	0	167,760	529,135	1,214,596	3,243,906	(132,403)	(2,161,713)	(1,632,578)	14,500,223	12,867,645
Mid-Cap Growth Portfolio (*)	(728)	2,585	115	(6,692)	(4,720)	9,980	26,916	295,184	278,248	273,528	0	273,528
U.S. Mid Cap Value Portfolio	(110,855)	947,037	1,488,969	(1,422,218)	902,933	1,390,683	2,315,073	40,056	(884,334)	18,599	13,810,737	13,829,336
U.S. Real Estate Portfolio	(62,004)	4,126,286	1,746,395	(9,167,485)	(3,356,808)	1,814,156	4,250,993	(3,982,039)	(6,418,876)	(9,775,684)	23,437,228	13,661,544
Value Portfolio	67,175	641,530	1,015,540	(2,292,831)	(568,586)	1,306,998	2,199,916	(132,130)	(1,025,048)	(1,593,634)	14,341,626	12,747,992
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	(5)	0	2	17	14	2,187	0	924	3,111	3,125	0	3,125
2015 Moderate Fund (*)	329	2	625	(2,305)	(1,349)	45,922	1,554	158,660	203,028	201,679	0	201,679
2025 Moderate Fund (*)	161	3	372	(1,628)	(1,092)	55,042	132	98,165	153,075	151,983	0	151,983
2035 Moderate Fund (*)	(287)	(174)	96	(758)	(1,123)	67,579	1,381	18,732	84,930	83,807	0	83,807
2045 Moderate Fund (*)	(161)	(20)	228	(143)	(96)	69,987	1,136	21,380	90,231	90,135	0	90,135
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 1, 2007 to April 30, 2007 (fund merged date).

(***)	Period from January 1, 2007 to October 31, 2007 (fund close date).

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2008
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2008 and for the two year period then ended unless otherwise noted, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds – Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Dynamics Fund

•	Financial Services Fund

•	Global Health Care Fund

•	High Yield Fund

•	Small Cap Equity Fund
American Century Variable Portfolios – Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
          Calamos Advisors Trust:
•	Growth and Income Portfolio
          Davis Variable Account Fund, Inc.:
•	Value Portfolio
          Dreyfus Funds – Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
          Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
          Dreyfus Investment Portfolio – Service Shares:
•	MidCap Stock Portfolio
          Dreyfus Variable Investment Fund – Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
          DWS Investments VIT Funds – Class A:
•	Small Cap Index

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
          Financial Investors Variable Insurance Trust – Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income/Growth ETF Asset Allocation Portfolio
          Franklin Templeton Variable Insurance Products Trust – Class 2:
•	Foreign Securities Fund
          Janus Aspen Series – Institutional Shares:
•	Balanced Portfolio

•	Forty Portfolio

•	International Growth Portfolio

•	Large Cap Growth Portfolio

•	Mid Cap Growth Portfolio

•	Worldwide Growth Portfolio
          Oppenheimer Variable Account Funds – Non-Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
          PIMCO Variable Insurance Trust – Administrative Class:
•	Real Return Portfolio

•	Total Return Portfolio
          Timothy Partners, Ltd. – Variable Series:
•	Conservative Growth Fund

•	Strategic Growth Fund
          Van Kampen – The Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
          Wilshire Variable Insurance Trust:
•	2015 Moderate Fund

•	2025 Moderate Fund

•	2035 Moderate Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2015 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust. Wilshire Variable Insurance Trust 2045 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2035 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust.

The following funds were added to the Account effective May 1, 2007: Calamos Advisors Trust Growth and Income Portfolio; Davis Variable Account Fund, Inc. Value Portfolio; Dreyfus Investment Portfolio – Service Shares MidCap Stock Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Balanced ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Conservative ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Growth ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Income/Growth ETF Asset Allocation Portfolio; Franklin Templeton Variable Insurance Products Trust – Class 2 Foreign Securities Fund; Van Kampen – The Universal Institutional Funds, Inc. – Class I Mid-Cap Growth Portfolio; Wilshire Variable Insurance Trust 2010 Moderate Fund; Wilshire Variable Insurance Trust 2015 Moderate Fund; Wilshire Variable Insurance Trust 2025 Moderate Fund; Wilshire Variable Insurance Trust 2035 Moderate Fund; Wilshire Variable Insurance Trust 2045 Moderate Fund.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued

AIM Variable Insurance Funds – Series I Shares Small Company Growth Fund sub-account was merged into the AIM Variable Insurance Funds – Series I Shares Small Cap Equity Fund sub-account on April 30, 2007 by AIM Variable Insurance Funds.

The Timothy Partners, Ltd. – Variable Series Small Cap Fund was closed effective October 31, 2007 by The Timothy Partners, Ltd.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. Adoption of SFAS 157 had no effect on the recorded amounts of the assets in the Account.

The framework established in SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued within the above SFAS 157 fair value hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Investments

Investments are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES
The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2008 Statements of Changes in Net Assets for applicable periods) December 31, 2008, are as follows:

	2008
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$1,918,420	$2,147,274
Core Equity Fund	710,857	1,423,116
Dynamics Fund	46,181	364,498
Financial Services Fund	471,721	342,103
Global Health Care Fund	1,131,523	655,344
High Yield Fund	773,021	962,906
Small Cap Equity Fund	808,632	558,066
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	468,334	1,230,181
Mid Cap Value Fund	469,457	2,717,759
Ultra Fund	1,112,887	853,010
Vista Fund	2,140,139	2,596,670
Calamos Advisors Trust:
Growth and Income Portfolio	675,447	154,958
Davis Variable Account Fund, Inc.:
Value Portfolio	1,180,405	101,874
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	296,246	850,198
Stock Index Fund, Inc.	2,438,709	7,768,617
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	245,959	1,474,120
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	113,584	74,108
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	1,484,022	2,498,281
Developing Leaders Portfolio	801,917	1,449,858
Growth and Income Portfolio	849,676	1,206,622
Money Market Portfolio	3,437,478	4,730,067
DWS Investments VIT Funds — Class A:
Small Cap Index	754,779	2,048,410
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	733,570	211,080
Ibbotson Conservative ETF Asset Allocation Portfolio	649,560	198,437
Ibbotson Growth ETF Asset Allocation Portfolio	1,184,076	214,715
Ibbotson Income/Growth ETF Asset Allocation Portfolio	356,420	112,605
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	657,956	261,183
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	6,617,347	8,627,369
Forty Portfolio	2,296,241	2,149,100
International Growth Portfolio	7,657,866	5,495,466
Large Cap Growth Portfolio	573,820	2,715,537
Mid Cap Growth Portfolio	1,374,521	2,813,859
Worldwide Growth Portfolio	314,119	2,313,219
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	466,666	1,032,249
Capital Appreciation Fund	843,854	559,160
Main Street Fund	663,426	970,086
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	3,458,889	1,293,547
Total Return Portfolio	3,101,055	649,257
Timothy Partners, Ltd — Variable Series.:
Conservative Growth Fund	451,213	1,688,639
Strategic Growth Fund	794,810	1,452,355
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,412,672	3,263,570
Mid-Cap Growth Portfolio	468,581	126,423
U.S. Mid Cap Value Portfolio	3,604,843	2,854,471
U.S. Real Estate Portfolio	4,978,972	3,327,644
Value Portfolio	2,470,784	3,185,205
Wilshire Variable Insurance Trust:
2010 Moderate Fund	169,324	153,755
2015 Moderate Fund	415,894	119,922
2025 Moderate Fund	195,623	69,653
2035 Moderate Fund	217,777	8,224
2045 Moderate Fund	82,819	109,664

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-account’s, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2008:

1.65% Series Contracts	$503
1.50% Series Contracts	13,730
1.40% Series Contracts	5,238,681
1.25% Series Contracts	45,298
1.10% Series Contracts	28,983
0.95% Series Contracts	2,049
0.75% Series Contracts	18,151

$5,347,395

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $483,403 for the year ended December 31, 2008.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,070.414	306.004	2,113.193	4,263.225
Capital Development Fund - 1.40% series contract	1,085,589.211	179,222.459	317,916.232	946,895.438
Capital Development Fund - 1.25% series contract	2,704.439	798.305	1.474	3,501.270
Capital Development Fund - 1.10% series contract	5,721.311	3,605.365	1,221.814	8,104.862
Capital Development Fund - 0.95% series contract	89.361	1,537.721	64.293	1,562.789
Capital Development Fund - 0.75% series contract	15,559.952	6,109.184	3,528.162	18,140.974
Core Equity Fund - 1.40% series contract	807,450.262	117,190.211	187,260.543	737,379.930
Core Equity Fund - 1.25% series contract	1,668.932	146.004	4.373	1,810.563
Core Equity Fund - 1.10% series contract	4,107.964	1,461.631	257.374	5,312.221
Core Equity Fund - 0.95% series contract	15.286	46.124	0.000	61.410
Core Equity Fund - 0.75% series contract	559.770	116.355	430.126	245.999
Dynamics Fund - 1.50% series contract	173.124	17.156	1.762	188.518
Dynamics Fund - 1.40% series contract	91,372.086	39,269.049	74,920.780	55,720.355
Dynamics Fund - 0.95% series contract	112.020	36.438	1.234	147.224
Dynamics Fund - 0.75% series contract	137.993	0.000	0.010	137.983
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	160,195.947	72,804.732	66,618.086	166,382.593
Financial Services Fund - 1.25% series contract	3,256.818	2,646.307	69.064	5,834.061
Financial Services Fund - 1.10% series contract	1,986.127	3,200.221	2,639.391	2,546.957
Financial Services Fund - 0.95% series contract	148.794	75.907	2.541	222.160
Financial Services Fund - 0.75% series contract	627.399	232.907	34.378	825.928
Global Health Care Fund - 1.50% series contract	1,501.510	0.404	0.807	1,501.107
Global Health Care Fund - 1.40% series contract	335,033.531	91,402.913	112,685.688	313,750.756
Global Health Care Fund - 1.25% series contract	4,039.469	169.479	60.765	4,148.183
Global Health Care Fund - 1.10% series contract	1,151.691	197.752	156.034	1,193.409
Global Health Care Fund - 0.95% series contract	452.451	268.278	4.138	716.591
Global Health Care Fund - 0.75% series contract	10,174.312	1,957.174	2,011.345	10,120.141
High Yield Fund - 1.50% series contract	1,002.991	0.000	1,002.991	0.000
High Yield Fund - 1.40% series contract	246,721.437	98,103.319	129,631.843	215,192.913
High Yield Fund - 1.25% series contract	8,916.748	505.447	775.495	8,646.700
High Yield Fund - 1.10% series contract	304.725	33.400	138.649	199.476
High Yield Fund - 0.95% series contract	232.319	71.486	2.541	301.264
High Yield Fund - 0.75% series contract	844.287	51.047	727.904	167.430
Small Cap Equity Fund - 1.50% series contract	299.089	340.033	639.122	0.000
Small Cap Equity Fund - 1.40% series contract	199,548.559	112,627.811	90,557.208	221,619.162
Small Cap Equity Fund - 1.25% series contract	6,370.782	940.982	1,723.325	5,588.439
Small Cap Equity Fund - 1.10% series contract	2,251.030	92.880	208.233	2,135.677
Small Cap Equity Fund - 0.95% series contract	83.231	167.346	0.000	250.577
Small Cap Equity Fund - 0.75% series contract	4,703.400	1,375.320	1,108.801	4,969.919
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	132.473	0.000	117.763	14.710
Large Company Value Fund - 1.40% series contract	382,937.244	61,598.641	151,743.409	292,792.476
Large Company Value Fund - 1.25% series contract	22,366.355	2,383.127	2,026.697	22,722.785
Large Company Value Fund - 1.10% series contract	562.471	234.666	210.859	586.278
Large Company Value Fund - 0.95% series contract	161.673	53.022	1.886	212.809
Large Company Value Fund - 0.75% series contract	679.354	433.542	411.200	701.696
Mid Cap Value Fund - 1.50% series contract	2,880.335	73.064	3.448	2,949.951
Mid Cap Value Fund - 1.40% series contract	824,409.192	116,625.970	297,458.460	643,576.702
Mid Cap Value Fund - 1.25% series contract	20,787.735	1,558.305	1,481.546	20,864.494
Mid Cap Value Fund - 1.10% series contract	1,978.442	185.118	35.039	2,128.521
Mid Cap Value Fund - 0.75% series contract	5,045.823	1,501.209	846.361	5,700.671
Ultra Fund - 1.65% series contract	456.300	0.000	1.266	455.034
Ultra Fund - 1.50% series contract	1,432.106	517.893	61.769	1,888.230
Ultra Fund - 1.40% series contract	575,813.493	68,608.698	125,781.193	518,640.998
Ultra Fund - 1.25% series contract	36.573	23.612	0.000	60.185
Ultra Fund - 1.10% series contract	7,031.090	352.614	54.366	7,329.338
Ultra Fund - 0.95% series contract	130.840	167.109	0.000	297.949
Ultra Fund - 0.75% series contract	1,876.658	148.785	107.734	1,917.709
Vista Fund - 1.50% series contract	680.863	1,474.702	866.166	1,289.399
Vista Fund - 1.40% series contract	915,985.190	279,542.277	369,175.362	826,352.105
Vista Fund - 1.25% series contract	2,847.514	1,082.791	47.328	3,882.977
Vista Fund - 1.10% series contract	8,152.670	1,261.022	1,087.340	8,326.352
Vista Fund - 0.95% series contract	192.517	37.802	29.052	201.267
Vista Fund - 0.75% series contract	12,565.904	1,805.082	632.013	13,738.973
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	51,983.045	99,910.983	40,494.054	111,399.974
Growth and Income Portfolio - 1.25% series contract	1,033.447	26.924	0.856	1,059.515
Growth and Income Portfolio - 1.10% series contract	230.905	796.899	598.188	429.616
Growth and Income Portfolio - 0.75% series contract	0.000	1,088.397	489.869	598.528
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	0.000	1,063.140	0.000	1,063.140
Value Portfolio - 1.40% series contract	36,509.854	165,450.534	47,739.902	154,220.486
Value Portfolio - 1.25% series contract	0.000	546.159	0.000	546.159
Value Portfolio - 1.10% series contract	13.838	1,029.996	98.452	945.382
Value Portfolio - 0.95% series contract	0.000	1,234.212	3.913	1,230.299
Value Portfolio - 0.75% series contract	0.000	2,848.939	1,236.743	1,612.196

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	570.216	0.000	1.085	569.131
Socially Responsible Growth Fund, Inc. - 1.40% series contract	630,147.828	66,819.976	117,879.667	579,088.137
Socially Responsible Growth Fund, Inc. - 1.10% series contract	6,547.156	1,209.299	40.743	7,715.712
Socially Responsible Growth Fund, Inc. - 0.75% series contract	3,703.507	772.935	421.193	4,055.249
Stock Index Fund, Inc. - 1.65% series contract	347.620	0.000	0.955	346.665
Stock Index Fund, Inc. - 1.50% series contract	7,225.071	196.138	1,417.453	6,003.756
Stock Index Fund, Inc. - 1.40% series contract	3,792,658.208	557,867.642	993,924.547	3,356,601.303
Stock Index Fund, Inc. - 1.25% series contract	14,254.308	3,273.679	2,968.941	14,559.046
Stock Index Fund, Inc. - 1.10% series contract	8,643.223	5,473.346	870.673	13,245.896
Stock Index Fund, Inc. - 0.95% series contract	1,009.877	2,546.789	102.345	3,454.321
Stock Index Fund, Inc. - 0.75% series contract	18,424.198	4,768.613	5,072.725	18,120.086
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	699.274	0.314	1.215	698.373
Technology Growth Portfolio - 1.40% series contract	1,154,532.874	112,096.195	215,330.285	1,051,298.784
Technology Growth Portfolio - 1.25% series contract	1,422.794	3.535	54.749	1,371.580
Technology Growth Portfolio - 1.10% series contract	4,614.070	384.672	86.391	4,912.351
Technology Growth Portfolio - 0.95% series contract	568.074	250.808	32.489	786.393
Technology Growth Portfolio - 0.75% series contract	2,613.785	215.753	342.722	2,486.816
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	1,976.759	13,280.124	9,202.213	6,054.670
MidCap Stock Portfolio - 1.10% series contract	0.000	359.926	359.926	0.000
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	686.696	0.000	432.158	254.538
Appreciation Portfolio - 1.40% series contract	863,904.016	124,802.933	280,130.879	708,576.070
Appreciation Portfolio - 1.25% series contract	18,684.059	3,761.756	942.172	21,503.643
Appreciation Portfolio - 1.10% series contract	3,664.796	731.816	475.196	3,921.416
Appreciation Portfolio - 0.95% series contract	17.568	32.269	19.173	30.664
Appreciation Portfolio - 0.75% series contract	6,332.276	1,910.503	2,479.086	5,763.693
Developing Leaders Portfolio - 1.50% series contract	2,192.803	519.787	562.150	2,150.440
Developing Leaders Portfolio - 1.40% series contract	683,423.829	101,490.903	192,362.573	592,552.159
Developing Leaders Portfolio - 1.25% series contract	8,382.687	379.457	60.854	8,701.290
Developing Leaders Portfolio - 1.10% series contract	3,292.355	275.351	138.055	3,429.651
Developing Leaders Portfolio - 0.95% series contract	635.120	253.692	244.611	644.201
Developing Leaders Portfolio - 0.75% series contract	4,504.824	3,619.178	2,221.343	5,902.659
Growth and Income Portfolio - 1.50% series contract	305.898	86.499	4.109	388.288
Growth and Income Portfolio - 1.40% series contract	484,210.513	43,150.287	129,767.450	397,593.350
Growth and Income Portfolio - 1.25% series contract	12,648.857	0.162	573.050	12,075.969
Growth and Income Portfolio - 1.10% series contract	3,131.987	585.546	113.654	3,603.879
Growth and Income Portfolio - 0.95% series contract	4.044	0.000	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,647.698	2,095.540	1,807.615	6,935.623
Money Market Portfolio - 1.50% series contract	2,283.013	424.240	13.287	2,693.966
Money Market Portfolio - 1.40% series contract	7,980,519.294	3,969,635.156	5,056,056.355	6,894,098.095
Money Market Portfolio - 1.25% series contract	5,805.780	1,202.788	5,947.925	1,060.643
Money Market Portfolio - 1.10% series contract	35,610.229	9,644.033	6,948.640	38,305.622
Money Market Portfolio - 0.95% series contract	7.177	4,075.813	798.859	3,284.131
Money Market Portfolio - 0.75% series contract	105,591.754	13,419.873	53,744.864	65,266.763
DWS Investments VIT Funds — Class A:
Small Cap Index Fund - 1.50% series contract	680.335	10.402	489.557	201.180
Small Cap Index Fund - 1.40% series contract	419,825.549	64,192.050	184,899.723	299,117.876
Small Cap Index Fund - 1.25% series contract	794.212	48.164	747.675	94.701
Small Cap Index Fund - 1.10% series contract	153.623	105.870	42.108	217.385
Small Cap Index Fund - 0.95% series contract	103.383	130.204	0.722	232.865
Small Cap Index Fund - 0.75% series contract	1,126.528	382.618	454.406	1,054.740
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	48,022.988	91,063.692	31,850.551	107,236.129
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	801.436	256.058	6.344	1,051.150
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	0.000	813.130	365.334	447.796
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	12,429.371	70,163.140	24,881.357	57,711.154
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	798.961	268.476	15.405	1,052.032
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	0.000	23.755	2.058	21.697
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	55,891.199	159,750.688	52,653.732	162,988.155
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.328	253.480	0.000	1,058.808
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	4,389.235	0.000	4,389.235
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	9,987.815	44,089.939	18,715.373	35,362.381
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	135.521	37.675	1.206	171.990
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.937	496.850	0.000	1,302.787
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	18.461	0.000	18.461
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	40,534.202	74,611.747	43,623.926	71,522.023
Foreign Securities Fund - 1.25% series contract	1,028.647	558.798	6.751	1,580.694
Foreign Securities Fund - 1.10% series contract	798.561	2,330.046	392.614	2,735.993
Foreign Securities Fund - 0.95% series contract	22.401	164.742	13.508	173.635
Foreign Securities Fund - 0.75% series contract	1,186.991	702.904	149.689	1,740.206

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	648.850	0.000	1.353	647.497
Balanced Portfolio - 1.50% series contract	7,609.358	675.007	1,645.052	6,639.313
Balanced Portfolio - 1.40% series contract	2,407,948.228	412,178.052	713,605.141	2,106,521.139
Balanced Portfolio - 1.25% series contract	33,950.614	3,287.860	1,976.087	35,262.387
Balanced Portfolio - 1.10% series contract	9,247.980	3,110.080	1,858.523	10,499.537
Balanced Portfolio - 0.95% series contract	130.164	44.016	23.410	150.770
Balanced Portfolio - 0.75% series contract	5,626.001	3,234.764	2,540.943	6,319.822
Forty Portfolio - 1.50% series contract	3,202.209	1,144.373	130.037	4,216.545
Forty Portfolio - 1.40% series contract	1,180,450.358	360,456.176	364,824.773	1,176,081.761
Forty Portfolio - 1.25% series contract	12,691.603	1,583.055	360.270	13,914.388
Forty Portfolio - 1.10% series contract	6,304.616	559.539	79.255	6,784.900
Forty Portfolio - 0.95% series contract	249.918	22.193	7.115	264.996
Forty Portfolio - 0.75% series contract	8,199.026	16,241.270	5,181.462	19,258.834
International Growth Portfolio - 1.50% series contract	894.492	775.254	774.934	894.812
International Growth Portfolio - 1.40% series contract	1,193,428.967	383,992.333	500,964.633	1,076,456.667
International Growth Portfolio - 1.25% series contract	22,978.545	2,954.406	1,443.297	24,489.654
International Growth Portfolio - 1.10% series contract	8,914.364	3,128.114	794.211	11,248.267
International Growth Portfolio - 0.95% series contract	426.772	1,949.791	179.595	2,196.968
International Growth Portfolio - 0.75% series contract	6,981.651	3,854.228	1,407.180	9,428.699
Large Cap Growth Portfolio - 1.50% series contract	1,818.811	169.453	45.614	1,942.650
Large Cap Growth Portfolio - 1.40% series contract	1,451,223.867	141,537.477	304,828.291	1,287,933.053
Large Cap Growth Portfolio - 1.25% series contract	6,409.562	1,142.269	228.256	7,323.575
Large Cap Growth Portfolio - 1.10% series contract	7,515.669	306.555	303.453	7,518.771
Large Cap Growth Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Large Cap Growth Portfolio - 0.75% series contract	2,956.246	697.915	608.633	3,045.528
Mid Cap Growth Portfolio - 1.50% series contract	1,071.494	233.449	61.346	1,243.597
Mid Cap Growth Portfolio - 1.40% series contract	959,193.271	112,536.183	227,688.215	844,041.239
Mid Cap Growth Portfolio - 1.25% series contract	601.710	101.683	76.369	627.024
Mid Cap Growth Portfolio - 1.10% series contract	11,623.480	551.692	811.535	11,363.637
Mid Cap Growth Portfolio - 0.95% series contract	223.145	49.465	27.756	244.854
Mid Cap Growth Portfolio - 0.75% series contract	2,835.597	548.821	954.093	2,430.325
Worldwide Growth Portfolio - 1.50% series contract	2,332.385	273.641	14.425	2,591.601
Worldwide Growth Portfolio - 1.40% series contract	1,161,307.113	81,747.773	234,790.082	1,008,264.804
Worldwide Growth Portfolio - 1.25% series contract	9,914.578	0.119	302.147	9,612.550
Worldwide Growth Portfolio - 1.10% series contract	6,328.041	380.674	554.942	6,153.773
Worldwide Growth Portfolio - 0.95% series contract	214.662	25.108	0.910	238.860
Worldwide Growth Portfolio - 0.75% series contract	2,734.959	467.941	11.395	3,191.505
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	5,748.165	1,215.404	133.252	6,830.317
Balanced Fund - 1.40% series contract	264,436.247	46,949.566	125,546.272	185,839.541
Balanced Fund - 1.25% series contract	5,092.145	610.732	79.427	5,623.450
Balanced Fund - 1.10% series contract	3,049.914	856.060	1,256.319	2,649.655
Balanced Fund - 0.95% series contract	461.906	727.737	242.993	946.650
Balanced Fund - 0.75% series contract	3,170.208	399.371	0.000	3,569.579
Capital Appreciation Fund - 1.50% series contract	712.676	905.966	712.682	905.960
Capital Appreciation Fund - 1.40% series contract	209,919.379	171,744.520	150,075.061	231,588.838
Capital Appreciation Fund - 1.25% series contract	416.865	412.021	6.310	822.576
Capital Appreciation Fund - 1.10% series contract	1,621.643	563.422	1,006.879	1,178.186
Capital Appreciation Fund - 0.95% series contract	199.412	1,160.362	48.701	1,311.073
Capital Appreciation Fund - 0.75% series contract	5,806.126	3,820.781	2,259.082	7,367.825
Main Street Fund - 1.50% series contract	705.457	0.000	705.457	0.000
Main Street Fund - 1.40% series contract	217,168.911	122,183.065	169,403.208	169,948.768
Main Street Fund - 1.25% series contract	2,329.317	1,687.361	2,004.077	2,012.601
Main Street Fund - 1.10% series contract	2,639.277	3,625.960	830.238	5,434.999
Main Street Fund - 0.95% series contract	32.319	1,858.477	42.904	1,847.892
Main Street Fund - 0.75% series contract	1,512.291	2,263.029	62.880	3,712.440
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	589.769	776.640	589.763
Real Return Portfolio - 1.40% series contract	207,278.006	449,055.549	276,855.978	379,477.577
Real Return Portfolio - 1.10% series contract	2,829.432	3,292.034	3,348.563	2,772.903
Real Return Portfolio - 0.75% series contract	199.235	3,488.441	710.035	2,977.641
Total Return Portfolio - 1.50% series contract	778.595	527.368	778.603	527.360
Total Return Portfolio - 1.40% series contract	238,092.027	368,602.675	182,709.235	423,985.467
Total Return Portfolio - 1.25% series contract	1,205.180	1,376.219	3.653	2,577.746
Total Return Portfolio - 1.10% series contract	2,086.449	4,191.423	678.218	5,599.654
Total Return Portfolio - 0.95% series contract	71.404	4,167.132	816.452	3,422.084
Total Return Portfolio - 0.75% series contract	933.906	1,988.447	522.144	2,400.209

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,816.707	36.587	4.552	10,848.742
Conservative Growth Fund - 1.40% series contract	455,222.276	32,434.502	166,243.958	321,412.820
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.210	13.208
Conservative Growth Fund - 0.75% series contract	4,102.160	313.972	2,120.894	2,295.238
Strategic Growth Fund - 1.50% series contract	208.850	38.729	1.900	245.679
Strategic Growth Fund - 1.40% series contract	518,810.234	65,336.244	172,061.915	412,084.563
Strategic Growth Fund - 0.75% series contract	225.416	55.214	2.639	277.991
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,585.761	303.031	1,379.775	3,509.017
Core Plus Fixed Income Portfolio - 1.40% series contract	790,109.961	181,222.129	338,164.588	633,167.502
Core Plus Fixed Income Portfolio - 1.25% series contract	19,565.182	2,795.250	761.987	21,598.445
Core Plus Fixed Income Portfolio - 1.10% series contract	3,609.600	1,098.100	398.412	4,309.288
Core Plus Fixed Income Portfolio - 0.95% series contract	2.990	1,258.973	207.969	1,053.994
Core Plus Fixed Income Portfolio - 0.75% series contract	8,443.460	2,589.932	3,870.045	7,163.347
Mid-Cap Growth Portfolio - 1.50% series contract	0.000	958.199	478.480	479.719
Mid-Cap Growth Portfolio - 1.40% series contract	24,266.882	49,607.404	26,781.698	47,092.588
Mid-Cap Growth Portfolio - 1.25% series contract	0.000	24.374	0.000	24.374
Mid-Cap Growth Portfolio - 1.10% series contract	46.682	316.695	0.000	363.377
Mid-Cap Growth Portfolio - 0.95% series contract	0.688	20.559	0.000	21.247
Mid-Cap Growth Portfolio - 0.75% series contract	0.000	665.026	243.849	421.177
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.774	0.000	0.708	418.066
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,365.719	72.436	392.400	2,045.755
U.S. Mid Cap Value Portfolio - 1.40% series contract	546,047.920	99,990.876	216,348.705	429,690.091
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,293.194	526.557	30.471	4,789.280
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,239.508	1,138.480	931.119	5,446.869
U.S. Mid Cap Value Portfolio - 0.95% series contract	396.489	467.255	137.428	726.316
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,948.681	1,115.540	595.336	4,468.885
U.S. Real Estate Portfolio - 1.50% series contract	625.320	0.000	515.167	110.153
U.S. Real Estate Portfolio - 1.40% series contract	439,009.316	82,866.948	171,796.482	350,079.782
U.S. Real Estate Portfolio - 1.25% series contract	6,909.522	1,308.868	921.898	7,296.492
U.S. Real Estate Portfolio - 1.10% series contract	4,628.248	1,462.767	1,028.633	5,062.382
U.S. Real Estate Portfolio - 0.95% series contract	214.591	379.473	139.928	454.136
U.S. Real Estate Portfolio - 0.75% series contract	3,866.750	752.300	1,624.059	2,994.991
Value Portfolio - 1.50% series contract	1,168.560	297.833	1,040.632	425.761
Value Portfolio - 1.40% series contract	789,939.565	157,843.200	351,526.578	596,256.187
Value Portfolio - 1.25% series contract	3,456.598	509.304	9.904	3,955.998
Value Portfolio - 1.10% series contract	3,986.655	3,533.751	745.269	6,775.137
Value Portfolio - 0.95% series contract	279.735	824.003	243.420	860.318
Value Portfolio - 0.75% series contract	4,173.943	1,741.299	263.028	5,652.214
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	29.765	18,448.766	18,478.531	0.000
2010 Moderate Fund - 1.10% series contract	281.096	414.902	695.998	0.000
2015 Moderate Fund - 1.40% series contract	17,496.921	45,667.272	16,693.655	46,470.538
2015 Moderate Fund - 1.10% series contract	1,962.408	2,661.642	316.569	4,307.481
2015 Moderate Fund - 0.95% series contract	687.173	1,789.685	78.677	2,398.181
2025 Moderate Fund - 1.40% series contract	8,817.071	10,663.802	8,500.084	10,980.789
2025 Moderate Fund - 1.25% series contract	107.599	417.082	0.000	524.681
2025 Moderate Fund - 1.10% series contract	6,305.373	12,908.332	2,756.370	16,457.335
2025 Moderate Fund - 0.75% series contract	0.000	571.421	256.622	314.799
2035 Moderate Fund - 1.40% series contract	3,691.070	20,962.412	3,770.776	20,882.706
2035 Moderate Fund - 1.10% series contract	4,746.712	10,873.546	479.204	15,141.054
2035 Moderate Fund - 0.75% series contract	0.000	506.673	0.000	506.673
2045 Moderate Fund - 1.40% series contract	7,633.978	12,656.536	20,290.514	0.000
2045 Moderate Fund - 1.10% series contract	1,554.251	2,581.586	4,135.837	0.000

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,310.413	297.907	537.906	6,070.414
Capital Development Fund - 1.40% series contract	1,168,401.050	166,505.262	249,317.101	1,085,589.211
Capital Development Fund - 1.25% series contract	3,263.486	438.678	997.725	2,704.439
Capital Development Fund - 1.10% series contract	6,948.243	718.501	1,945.433	5,721.311
Capital Development Fund - 0.95% series contract	30.786	159.293	100.718	89.361
Capital Development Fund - 0.75% series contract	13,889.446	4,993.074	3,322.568	15,559.952
Core Equity Fund - 1.40% series contract	946,182.515	108,022.144	246,754.397	807,450.262
Core Equity Fund - 1.25% series contract	1,519.271	149.661	0.000	1,668.932
Core Equity Fund - 1.10% series contract	3,675.733	1,046.649	614.418	4,107.964
Core Equity Fund - 0.95% series contract	0.000	15.286	0.000	15.286
Core Equity Fund - 0.75% series contract	481.069	78.701	0.000	559.770
Dynamics Fund - 1.50% series contract	157.523	15.906	0.305	173.124
Dynamics Fund - 1.40% series contract	105,073.806	5,397.936	19,099.656	91,372.086
Dynamics Fund - 0.95% series contract	88.031	23.989	0.000	112.020
Dynamics Fund - 0.75% series contract	122.199	15.794	0.000	137.993
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	177,386.400	37,645.347	54,835.800	160,195.947
Financial Services Fund - 1.25% series contract	3,143.486	118.882	5.550	3,256.818
Financial Services Fund - 1.10% series contract	2,490.821	1,253.499	1,758.193	1,986.127
Financial Services Fund - 0.95% series contract	112.573	36.221	0.000	148.794
Financial Services Fund - 0.75% series contract	2,974.384	270.859	2,617.844	627.399
Global Health Care Fund - 1.50% series contract	1,501.864	0.000	0.354	1,501.510
Global Health Care Fund - 1.40% series contract	367,788.244	52,251.419	85,006.132	335,033.531
Global Health Care Fund - 1.25% series contract	3,860.272	474.814	295.617	4,039.469
Global Health Care Fund - 1.10% series contract	1,104.143	214.810	167.262	1,151.691
Global Health Care Fund - 0.95% series contract	305.222	147.229	0.000	452.451
Global Health Care Fund - 0.75% series contract	9,669.402	1,950.043	1,445.133	10,174.312
High Yield Fund - 1.50% series contract	1,002.991	0.000	0.000	1,002.991
High Yield Fund - 1.40% series contract	336,558.419	62,286.075	152,123.057	246,721.437
High Yield Fund - 1.25% series contract	6,170.179	4,211.725	1,465.156	8,916.748
High Yield Fund - 1.10% series contract	257.915	46.810	0.000	304.725
High Yield Fund - 0.95% series contract	176.048	56.271	0.000	232.319
High Yield Fund - 0.75% series contract	896.818	61.550	114.081	844.287
Small Cap Equity Fund - 1.50% series contract	940.773	325.412	967.096	299.089
Small Cap Equity Fund - 1.40% series contract	59,594.167	186,752.591	46,798.199	199,548.559
Small Cap Equity Fund - 1.25% series contract	1,809.113	5,035.106	473.437	6,370.782
Small Cap Equity Fund - 1.10% series contract	552.133	2,095.923	397.026	2,251.030
Small Cap Equity Fund - 0.95% series contract	0.000	83.231	0.000	83.231
Small Cap Equity Fund - 0.75% series contract	447.990	4,526.938	271.528	4,703.400
Small Company Growth Fund - 1.50% series contract	288.452	25.989	314.441	0.000
Small Company Growth Fund - 1.40% series contract	145,499.534	11,002.383	156,501.917	0.000
Small Company Growth Fund - 1.25% series contract	3,449.366	1,348.428	4,797.794	0.000
Small Company Growth Fund - 1.10% series contract	2,285.979	48.760	2,334.739	0.000
Small Company Growth Fund - 0.75% series contract	4,110.972	333.263	4,444.235	0.000
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	1,522.201	0.000	1,389.728	132.473
Large Company Value Fund - 1.40% series contract	420,902.275	98,123.639	136,088.670	382,937.244
Large Company Value Fund - 1.25% series contract	18,866.080	3,662.977	162.702	22,366.355
Large Company Value Fund - 1.10% series contract	280.955	329.676	48.160	562.471
Large Company Value Fund - 0.95% series contract	125.863	35.810	0.000	161.673
Large Company Value Fund - 0.75% series contract	582.549	261.481	164.676	679.354
Mid Cap Value Fund - 1.50% series contract	2,820.049	61.614	1.328	2,880.335
Mid Cap Value Fund - 1.40% series contract	911,824.088	115,009.167	202,424.063	824,409.192
Mid Cap Value Fund - 1.25% series contract	17,345.331	5,283.764	1,841.360	20,787.735
Mid Cap Value Fund - 1.10% series contract	2,031.092	211.974	264.624	1,978.442
Mid Cap Value Fund - 0.75% series contract	4,798.742	2,748.334	2,501.253	5,045.823
Ultra Fund - 1.65% series contract	457.152	0.000	0.852	456.300
Ultra Fund - 1.50% series contract	1,833.836	221.998	623.728	1,432.106
Ultra Fund - 1.40% series contract	707,542.380	64,555.574	196,284.461	575,813.493
Ultra Fund - 1.25% series contract	0.000	36.573	0.000	36.573
Ultra Fund - 1.10% series contract	8,378.330	663.061	2,010.301	7,031.090
Ultra Fund - 0.95% series contract	485.952	56.707	411.819	130.840
Ultra Fund - 0.75% series contract	1,630.132	345.532	99.006	1,876.658
Vista Fund - 1.50% series contract	1,258.202	65.899	643.238	680.863
Vista Fund - 1.40% series contract	976,806.445	171,825.798	232,647.053	915,985.190
Vista Fund - 1.25% series contract	979.911	3,126.533	1,258.930	2,847.514
Vista Fund - 1.10% series contract	11,321.554	1,305.539	4,474.423	8,152.670
Vista Fund - 0.95% series contract	181.135	11.382	0.000	192.517
Vista Fund - 0.75% series contract	6,879.128	8,815.270	3,128.494	12,565.904
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	0.000	54,478.123	2,495.078	51,983.045
Growth and Income Portfolio - 1.25% series contract	0.000	1,033.447	0.000	1,033.447
Growth and Income Portfolio - 1.10% series contract	0.000	230.905	0.000	230.905
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	0.000	44,038.409	7,528.555	36,509.854
Value Portfolio - 1.10% series contract	0.000	13.838	0.000	13.838

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	571.225	0.000	1.009	570.216
Socially Responsible Growth Fund, Inc. - 1.40% series contract	701,011.037	67,775.726	138,638.935	630,147.828
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,863.440	887.943	204.227	6,547.156
Socially Responsible Growth Fund, Inc. - 0.75% series contract	2,857.136	1,012.075	165.704	3,703.507
Stock Index Fund, Inc. - 1.65% series contract	348.268	0.000	0.648	347.620
Stock Index Fund, Inc. - 1.50% series contract	8,606.065	256.994	1,637.988	7,225.071
Stock Index Fund, Inc. - 1.40% series contract	4,190,418.249	415,256.352	813,016.393	3,792,658.208
Stock Index Fund, Inc. - 1.25% series contract	11,156.427	7,376.961	4,279.080	14,254.308
Stock Index Fund, Inc. - 1.10% series contract	7,744.043	2,766.091	1,866.911	8,643.223
Stock Index Fund, Inc. - 0.95% series contract	532.986	569.150	92.259	1,009.877
Stock Index Fund, Inc. - 0.75% series contract	14,298.329	4,765.102	639.233	18,424.198
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	836.015	8.278	145.019	699.274
Technology Growth Portfolio - 1.40% series contract	1,309,668.746	114,849.039	269,984.911	1,154,532.874
Technology Growth Portfolio - 1.25% series contract	1,372.144	57.592	6.942	1,422.794
Technology Growth Portfolio - 1.10% series contract	7,254.620	306.511	2,947.061	4,614.070
Technology Growth Portfolio - 0.95% series contract	493.194	107.582	32.702	568.074
Technology Growth Portfolio - 0.75% series contract	2,499.762	537.491	423.468	2,613.785
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	0.000	2,064.570	87.811	1,976.759
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	712.903	23.956	50.163	686.696
Appreciation Portfolio - 1.40% series contract	946,182.350	123,999.684	206,278.018	863,904.016
Appreciation Portfolio - 1.25% series contract	16,608.513	5,163.947	3,088.401	18,684.059
Appreciation Portfolio - 1.10% series contract	4,551.668	586.529	1,473.401	3,664.796
Appreciation Portfolio - 0.95% series contract	0.000	17.569	0.001	17.568
Appreciation Portfolio - 0.75% series contract	5,348.565	1,785.011	801.300	6,332.276
Developing Leaders Portfolio - 1.50% series contract	2,001.076	229.110	37.383	2,192.803
Developing Leaders Portfolio - 1.40% series contract	807,530.215	91,761.882	215,868.268	683,423.829
Developing Leaders Portfolio - 1.25% series contract	7,958.520	1,356.194	932.027	8,382.687
Developing Leaders Portfolio - 1.10% series contract	5,517.924	344.294	2,569.863	3,292.355
Developing Leaders Portfolio - 0.95% series contract	516.548	118.572	0.000	635.120
Developing Leaders Portfolio - 0.75% series contract	4,478.428	414.028	387.632	4,504.824
Growth and Income Portfolio - 1.50% series contract	5.035	324.413	23.550	305.898
Growth and Income Portfolio - 1.40% series contract	534,977.589	73,488.932	124,256.008	484,210.513
Growth and Income Portfolio - 1.25% series contract	12,161.716	492.011	4.870	12,648.857
Growth and Income Portfolio - 1.10% series contract	3,400.363	385.243	653.619	3,131.987
Growth and Income Portfolio - 0.95% series contract	0.000	4.044	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,284.037	1,211.000	847.339	6,647.698
Money Market Portfolio - 1.50% series contract	3,051.950	770.867	1,539.804	2,283.013
Money Market Portfolio - 1.40% series contract	6,426,348.042	6,729,272.626	5,175,101.374	7,980,519.294
Money Market Portfolio - 1.25% series contract	1,045.886	6,200.523	1,440.629	5,805.780
Money Market Portfolio - 1.10% series contract	35,651.958	72,674.883	72,716.612	35,610.229
Money Market Portfolio - 0.95% series contract	0.000	7.177	0.000	7.177
Money Market Portfolio - 0.75% series contract	79,903.634	26,865.130	1,177.010	105,591.754
DWS Investments VIT Funds — Class A:
Small Cap Index Fund - 1.50% series contract	615.066	233.091	167.822	680.335
Small Cap Index Fund - 1.40% series contract	452,371.808	92,479.686	125,025.945	419,825.549
Small Cap Index Fund - 1.25% series contract	798.011	136.936	140.735	794.212
Small Cap Index Fund - 1.10% series contract	276.237	167.626	290.240	153.623
Small Cap Index Fund - 0.95% series contract	73.897	52.284	22.798	103.383
Small Cap Index Fund - 0.75% series contract	1,003.543	160.423	37.438	1,126.528
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	0.000	50,310.817	2,287.829	48,022.988
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	0.000	801.436	0.000	801.436
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	0.000	12,874.945	445.574	12,429.371
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	0.000	798.961	0.000	798.961
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	58,109.100	2,217.901	55,891.199
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	0.000	805.328	0.000	805.328
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	10,018.215	30.400	9,987.815
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	135.521	0.000	135.521
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	0.000	805.937	0.000	805.937
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	0.000	44,785.279	4,251.077	40,534.202
Foreign Securities Fund - 1.25% series contract	0.000	1,028.647	0.000	1,028.647
Foreign Securities Fund - 1.10% series contract	0.000	798.561	0.000	798.561
Foreign Securities Fund - 0.95% series contract	0.000	57.211	34.810	22.401
Foreign Securities Fund - 0.75% series contract	0.000	1,187.897	0.906	1,186.991

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	649.982	0.000	1.132	648.850
Balanced Portfolio - 1.50% series contract	6,361.876	1,970.790	723.308	7,609.358
Balanced Portfolio - 1.40% series contract	2,849,443.225	226,847.044	668,342.041	2,407,948.228
Balanced Portfolio - 1.25% series contract	31,326.242	5,740.269	3,115.897	33,950.614
Balanced Portfolio - 1.10% series contract	10,256.899	2,033.238	3,042.157	9,247.980
Balanced Portfolio - 0.95% series contract	38.089	92.075	0.000	130.164
Balanced Portfolio - 0.75% series contract	6,565.836	1,400.627	2,340.462	5,626.001
Forty Portfolio - 1.50% series contract	4,556.601	752.190	2,106.582	3,202.209
Forty Portfolio - 1.40% series contract	1,272,789.383	211,653.340	303,992.365	1,180,450.358
Forty Portfolio - 1.25% series contract	10,429.872	5,496.610	3,234.879	12,691.603
Forty Portfolio - 1.10% series contract	6,914.755	58.521	668.660	6,304.616
Forty Portfolio - 0.95% series contract	238.337	11.581	0.000	249.918
Forty Portfolio - 0.75% series contract	7,866.365	504.259	171.598	8,199.026
International Growth Portfolio - 1.50% series contract	1,771.310	58.876	935.694	894.492
International Growth Portfolio - 1.40% series contract	1,183,279.918	328,909.289	318,760.240	1,193,428.967
International Growth Portfolio - 1.25% series contract	19,213.077	6,794.529	3,029.061	22,978.545
International Growth Portfolio - 1.10% series contract	12,357.534	2,295.626	5,738.796	8,914.364
International Growth Portfolio - 0.95% series contract	56.867	440.838	70.933	426.772
International Growth Portfolio - 0.75% series contract	4,630.919	2,529.519	178.787	6,981.651
Large Cap Growth Portfolio - 1.50% series contract	1,925.851	280.388	387.428	1,818.811
Large Cap Growth Portfolio - 1.40% series contract	1,661,699.848	144,583.158	355,059.139	1,451,223.867
Large Cap Growth Portfolio - 1.25% series contract	5,554.950	1,984.009	1,129.397	6,409.562
Large Cap Growth Portfolio - 1.10% series contract	8,850.842	284.791	1,619.964	7,515.669
Large Cap Growth Portfolio - 0.95% series contract	0.000	3.892	0.000	3.892
Large Cap Growth Portfolio - 0.75% series contract	2,508.839	485.732	38.325	2,956.246
Mid Cap Growth Portfolio - 1.50% series contract	1,325.013	22.650	276.169	1,071.494
Mid Cap Growth Portfolio - 1.40% series contract	1,111,731.741	95,754.680	248,293.150	959,193.271
Mid Cap Growth Portfolio - 1.25% series contract	481.607	125.003	4.900	601.710
Mid Cap Growth Portfolio - 1.10% series contract	15,635.292	711.000	4,722.812	11,623.480
Mid Cap Growth Portfolio - 0.95% series contract	198.823	24.988	0.666	223.145
Mid Cap Growth Portfolio - 0.75% series contract	2,928.081	399.729	492.213	2,835.597
Worldwide Growth Portfolio - 1.50% series contract	2,270.609	108.559	46.783	2,332.385
Worldwide Growth Portfolio - 1.40% series contract	1,410,898.731	76,021.592	325,613.210	1,161,307.113
Worldwide Growth Portfolio - 1.25% series contract	9,745.222	572.685	403.329	9,914.578
Worldwide Growth Portfolio - 1.10% series contract	8,089.661	904.525	2,666.145	6,328.041
Worldwide Growth Portfolio - 0.95% series contract	198.036	16.626	0.000	214.662
Worldwide Growth Portfolio - 0.75% series contract	2,527.467	323.838	116.346	2,734.959
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	5,109.117	696.013	56.965	5,748.165
Balanced Fund - 1.40% series contract	284,653.565	64,932.355	85,149.673	264,436.247
Balanced Fund - 1.25% series contract	3,550.912	1,611.804	70.571	5,092.145
Balanced Fund - 1.10% series contract	2,173.335	1,227.432	350.853	3,049.914
Balanced Fund - 0.95% series contract	21.039	440.867	0.000	461.906
Balanced Fund - 0.75% series contract	2,850.419	326.582	6.793	3,170.208
Capital Appreciation Fund - 1.50% series contract	712.676	0.000	0.000	712.676
Capital Appreciation Fund - 1.40% series contract	206,005.347	48,354.399	44,440.367	209,919.379
Capital Appreciation Fund - 1.25% series contract	0.000	416.865	0.000	416.865
Capital Appreciation Fund - 1.10% series contract	1,085.611	815.699	279.667	1,621.643
Capital Appreciation Fund - 0.95% series contract	0.000	199.412	0.000	199.412
Capital Appreciation Fund - 0.75% series contract	2,292.609	3,513.517	0.000	5,806.126
Main Street Fund - 1.50% series contract	705.457	0.000	0.000	705.457
Main Street Fund - 1.40% series contract	188,104.597	86,476.265	57,411.951	217,168.911
Main Street Fund - 1.25% series contract	1,521.948	1,322.022	514.653	2,329.317
Main Street Fund - 1.10% series contract	2,240.578	847.782	449.083	2,639.277
Main Street Fund - 0.95% series contract	0.000	104.095	71.776	32.319
Main Street Fund - 0.75% series contract	53.947	1,459.348	1.004	1,512.291
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	0.000	0.000	776.634
Real Return Portfolio - 1.40% series contract	212,006.902	85,363.310	90,092.206	207,278.006
Real Return Portfolio - 1.10% series contract	4,352.416	2,173.579	3,696.563	2,829.432
Real Return Portfolio - 0.75% series contract	7.016	192.219	0.000	199.235
Total Return Portfolio - 1.50% series contract	778.595	0.000	0.000	778.595
Total Return Portfolio - 1.40% series contract	207,153.358	124,254.503	93,315.834	238,092.027
Total Return Portfolio - 1.25% series contract	972.190	232.990	0.000	1,205.180
Total Return Portfolio - 1.10% series contract	1,880.102	1,100.769	894.422	2,086.449
Total Return Portfolio - 0.95% series contract	0.000	241.839	170.435	71.404
Total Return Portfolio - 0.75% series contract	35.340	901.283	2.717	933.906

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	9,153.898	1,666.301	3.492	10,816.707
Conservative Growth Fund - 1.40% series contract	512,762.391	36,981.278	94,521.393	455,222.276
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.000	13.418
Conservative Growth Fund - 0.75% series contract	4,166.020	695.236	759.096	4,102.160
Small-Cap Fund - 1.50% series contract	976.759	0.300	977.059	0.000
Small-Cap Fund - 1.40% series contract	218,626.764	8,312.381	226,939.145	0.000
Small-Cap Fund - 1.10% series contract	1,655.833	79.098	1,734.931	0.000
Small-Cap Fund - 0.75% series contract	758.101	134.891	892.992	0.000
Strategic Growth Fund - 1.50% series contract	175.753	34.256	1.159	208.850
Strategic Growth Fund - 1.40% series contract	629,515.069	54,122.718	164,827.553	518,810.234
Strategic Growth Fund - 0.75% series contract	182.582	42.834	0.000	225.416
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,453.465	318.890	186.594	4,585.761
Core Plus Fixed Income Portfolio - 1.40% series contract	934,853.788	164,763.393	309,507.220	790,109.961
Core Plus Fixed Income Portfolio - 1.25% series contract	17,328.704	3,378.561	1,142.083	19,565.182
Core Plus Fixed Income Portfolio - 1.10% series contract	4,516.328	362.719	1,269.447	3,609.600
Core Plus Fixed Income Portfolio - 0.95% series contract	0.000	2.990	0.000	2.990
Core Plus Fixed Income Portfolio - 0.75% series contract	6,674.444	2,179.211	410.195	8,443.460
Mid-Cap Growth Portfolio - 1.40% series contract	0.000	29,340.094	5,073.212	24,266.882
Mid-Cap Growth Portfolio - 1.10% series contract	0.000	46.682	0.000	46.682
Mid-Cap Growth Portfolio - 0.95% series contract	0.000	0.688	0.000	0.688
U.S. Mid Cap Value Portfolio - 1.65% series contract	419.476	0.000	0.702	418.774
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,843.512	66.731	544.524	2,365.719
U.S. Mid Cap Value Portfolio - 1.40% series contract	581,474.070	135,959.299	171,385.449	546,047.920
U.S. Mid Cap Value Portfolio - 1.25% series contract	2,570.430	3,435.797	1,713.033	4,293.194
U.S. Mid Cap Value Portfolio - 1.10% series contract	6,217.919	1,435.992	2,414.403	5,239.508
U.S. Mid Cap Value Portfolio - 0.95% series contract	0.000	405.325	8.836	396.489
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,602.634	574.783	228.736	3,948.681
U.S. Real Estate Portfolio - 1.50% series contract	678.325	208.485	261.490	625.320
U.S. Real Estate Portfolio - 1.40% series contract	617,880.841	88,608.168	267,479.693	439,009.316
U.S. Real Estate Portfolio - 1.25% series contract	6,702.469	3,959.869	3,752.816	6,909.522
U.S. Real Estate Portfolio - 1.10% series contract	6,918.700	1,715.065	4,005.517	4,628.248
U.S. Real Estate Portfolio - 0.95% series contract	185.446	58.993	29.848	214.591
U.S. Real Estate Portfolio - 0.75% series contract	6,139.587	944.966	3,217.803	3,866.750
Value Portfolio - 1.50% series contract	949.440	220.692	1.572	1,168.560
Value Portfolio - 1.40% series contract	850,561.888	130,271.615	190,893.938	789,939.565
Value Portfolio - 1.25% series contract	3,065.792	425.440	34.634	3,456.598
Value Portfolio - 1.10% series contract	6,292.311	1,310.485	3,616.141	3,986.655
Value Portfolio - 0.95% series contract	33.363	299.614	53.242	279.735
Value Portfolio - 0.75% series contract	2,425.539	1,759.762	11.358	4,173.943
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	0.000	60.138	30.373	29.765
2010 Moderate Fund - 1.10% series contract	0.000	281.096	0.000	281.096
2015 Moderate Fund - 1.40% series contract	0.000	17,681.504	184.583	17,496.921
2015 Moderate Fund - 1.10% series contract	0.000	1,962.408	0.000	1,962.408
2015 Moderate Fund - 0.95% series contract	0.000	687.173	0.000	687.173
2025 Moderate Fund - 1.40% series contract	0.000	8,865.885	48.814	8,817.071
2025 Moderate Fund - 1.25% series contract	0.000	107.599	0.000	107.599
2025 Moderate Fund - 1.10% series contract	0.000	6,314.893	9.520	6,305.373
2035 Moderate Fund - 1.40% series contract	0.000	4,791.670	1,100.600	3,691.070
2035 Moderate Fund - 1.10% series contract	0.000	4,895.136	148.424	4,746.712
2045 Moderate Fund - 1.40% series contract	0.000	7,775.676	141.698	7,633.978
2045 Moderate Fund - 1.10% series contract	0.000	1,569.497	15.246	1,554.251

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2008				Periods Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	982	$7.349885	$7.581518	$7,256	0.00%	0.75%	1.50%	-47.83%	-47.43%
Core Equity Fund	745	7.938572	8.079812	5,913	2.25%	0.75%	1.40%	-31.12%	-30.67%
Dynamics Fund	56	5.779978	6.123616	327	0.00%	0.75%	1.50%	-48.86%	-48.47%
Financial Services Fund	177	4.031897	4.271711	719	2.76%	0.75%	1.50%	-60.06%	-59.75%
Global Health Care Fund	331	8.635418	9.148575	2,889	0.00%	0.75%	1.50%	-29.70%	-29.16%
High Yield Fund	225	8.693381	8.964798	1,952	9.46%	0.75%	1.40%	-26.74%	-26.25%
Small Cap Equity Fund	235	8.830277	9.070753	2,073	0.00%	0.75%	1.40%	-32.28%	-31.83%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	317	7.489274	7.725233	2,386	2.34%	0.75%	1.50%	-38.23%	-37.75%
Mid Cap Value Fund	675	9.530444	9.830643	6,465	0.10%	0.75%	1.50%	-25.49%	-24.92%
Ultra Fund	531	6.798929	7.056941	3,646	0.00%	0.75%	1.65%	-42.45%	-41.92%
Vista Fund	854	8.284943	8.545985	7,107	0.00%	0.75%	1.50%	-49.40%	-49.01%
Calamos Advisors Trust:
Growth and Income Portfolio	113	7.007788	7.085385	795	1.06%	0.75%	1.40%	-32.70%	-32.25%
Davis Variable Account Fund, Inc.:
Value Portfolio	160	5.835980	5.910695	933	2.14%	0.75%	1.50%	-41.22%	-40.77%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	591	7.711317	6.757562	4,611	0.78%	0.75%	1.50%	-35.41%	-34.92%
Stock Index Fund, Inc.	3,412	9.486924	8.323078	33,265	2.12%	0.75%	1.65%	-38.18%	-37.62%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,062	6.979168	7.199074	7,441	0.00%	0.75%	1.50%	-42.07%	-41.63%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	5.459428	5.459428	33	1.66%	1.40%	1.40%	-41.28%	-41.28%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	740	10.892180	9.487800	8,103	2.12%	0.75%	1.50%	-30.61%	-30.08%
Developing Leaders Portfolio	613	8.027711	8.155005	4,979	0.94%	0.75%	1.50%	-38.53%	-38.06%
Growth and Income Portfolio	421	7.948028	7.823392	3,374	1.06%	0.75%	1.50%	-41.31%	-40.86%
Money Market Portfolio	7,005	1.218460	1.260375	8,601	2.51%	0.75%	1.50%	0.83%	1.41%
DWS Investments VIT Funds — Class A:
Small Cap Index	301	10.775511	11.586652	3,275	1.57%	0.75%	1.50%	-35.12%	-34.62%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	109	7.558919	7.642594	822	0.12%	0.75%	1.40%	-25.11%	-24.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	59	9.572516	9.678378	563	0.00%	0.75%	1.40%	-7.35%	-6.74%
Ibbotson Growth ETF Asset Allocation Portfolio	168	6.738875	6.790527	1,135	0.16%	0.95%	1.40%	-32.58%	-32.27%
Ibbotson Income/Growth ETF Asset Allocation Portfolio	37	8.526582	8.591886	314	0.00%	0.95%	1.40%	-16.35%	-15.97%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	78	6.280197	6.349740	489	3.40%	0.75%	1.40%	-41.22%	-40.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,166	18.039572	15.527985	40,060	2.73%	0.75%	1.65%	-17.23%	-16.47%
Forty Portfolio	1,221	8.398965	9.031187	10,365	0.15%	0.75%	1.50%	-44.99%	-44.57%
International Growth Portfolio	1,125	16.238868	14.124673	18,387	2.96%	0.75%	1.50%	-52.83%	-52.47%
Large Cap Growth Portfolio	1,308	8.889123	7.678977	11,744	0.75%	0.75%	1.50%	-40.63%	-40.17%
Mid Cap Growth Portfolio	860	11.697931	9.909087	10,174	0.26%	0.75%	1.50%	-44.57%	-44.15%
Worldwide Growth Portfolio	1,030	8.579906	7.121653	8,918	1.19%	0.75%	1.50%	-45.50%	-45.08%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	205	6.557275	6.763874	1,354	3.13%	0.75%	1.50%	-44.32%	-43.90%
Capital Appreciation Fund	243	6.851260	7.067181	1,675	0.16%	0.75%	1.50%	-46.34%	-45.93%
Main Street Fund	183	7.661801	7.870435	1,403	1.63%	0.75%	1.40%	-39.34%	-38.93%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	386	10.110958	10.429376	3,918	4.55%	0.75%	1.50%	-8.45%	-7.75%
Total Return Portfolio	439	11.495104	11.864286	5,064	5.13%	0.75%	1.50%	3.23%	4.01%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	335	9.066003	9.533610	3,054	1.89%	0.75%	1.50%	-29.61%	-29.07%
Strategic Growth Fund	413	7.830225	8.233353	3,253	1.24%	0.75%	1.50%	-40.46%	-40.01%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	671	13.648199	13.759623	9,246	4.67%	0.75%	1.50%	-11.56%	-10.88%
Mid-Cap Growth Portfolio	48	5.894304	5.969766	286	1.15%	0.75%	1.50%	-47.57%	-47.17%
U.S. Mid Cap Value Portfolio	448	13.852188	12.468605	6,363	0.86%	0.75%	1.65%	-42.26%	-41.73%
U.S. Real Estate Portfolio	366	18.169534	18.611116	6,726	3.61%	0.75%	1.50%	-38.83%	-38.36%
Value Portfolio	614	9.925561	10.155118	6,166	2.14%	0.75%	1.50%	-36.82%	-36.34%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	53	7.460428	7.517602	397	2.58%	0.95%	1.40%	-25.45%	-25.11%
2025 Moderate Fund	28	7.054421	7.132525	200	2.88%	0.75%	1.40%	-29.25%	-28.78%
2035 Moderate Fund	37	6.535932	6.608316	239	2.56%	0.75%	1.40%	-34.12%	-33.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Periods Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	1,116	$14.087014	$14.420491	$15,772	0.00%	0.75%	1.50%	9.17%	10.01%
Core Equity Fund	814	11.525903	11.653774	9,380	1.08%	0.75%	1.40%	6.60%	7.30%
Dynamics Fund	92	11.302455	11.883356	1,045	0.00%	0.75%	1.50%	10.49%	11.34%
Financial Services Fund	167	10.094080	10.612748	1,699	1.72%	0.75%	1.50%	-23.39%	-22.80%
Global Health Care Fund	352	12.282810	12.913941	4,363	0.00%	0.75%	1.50%	10.17%	11.01%
High Yield Fund	258	11.821822	12.156051	3,063	6.48%	0.75%	1.50%	-0.28%	0.48%
Small Cap Equity Fund	213	12.997954	13.305633	2,783	0.06%	0.75%	1.50%	3.60%	4.39%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	407	12.123966	12.410921	4,950	0.70%	0.75%	1.50%	-2.76%	-2.02%
Mid Cap Value Fund	855	12.790428	13.093148	10,974	0.68%	0.75%	1.50%	-3.78%	-3.04%
Ultra Fund	587	11.814013	12.150573	6,988	0.00%	0.75%	1.65%	19.01%	20.10%
Vista Fund	940	16.372858	16.760292	15,451	0.00%	0.75%	1.50%	37.67%	38.72%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	53	10.412111	10.433387	554	1.71%	1.10%	1.40%	4.12%	4.33%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	37	9.935864	9.956171	363	2.36%	1.10%	1.40%	-0.64%	-0.44%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	641	11.939452	10.383292	7,729	0.54%	0.75%	1.50%	6.16%	6.97%
Stock Index Fund, Inc.	3,843	15.347002	13.341516	60,446	1.73%	0.75%	1.65%	3.51%	4.46%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,164	12.047391	12.332559	14,074	0.00%	0.75%	1.50%	13.00%	13.86%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	2	9.297957	9.297957	18	0.00%	1.40%	1.40%	-7.02%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	893	15.697602	13.569868	14,102	1.58%	0.75%	1.50%	5.52%	6.32%
Developing Leaders Portfolio	702	13.060302	13.166567	9,266	0.80%	0.75%	1.50%	-12.40%	-11.73%
Growth and Income Portfolio	507	13.542216	13.228581	6,922	0.76%	0.75%	1.50%	6.81%	7.63%
Money Market Portfolio	8,130	1.208421	1.242900	9,894	4.27%	0.75%	1.50%	2.76%	3.32%
DWS Investments VIT Funds — Class A:
Small Cap Index	423	16.607574	17.722014	7,083	0.94%	0.75%	1.50%	-3.38%	-2.64%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	49	10.093988	10.114606	493	0.00%	1.10%	1.40%	0.94%	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	13	10.331779	10.352868	137	0.00%	1.10%	1.40%	3.32%	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	57	9.994910	10.015324	567	0.00%	1.10%	1.40%	-0.05%	0.15%
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	11	10.193054	10.213871	111	0.00%	1.10%	1.40%	1.93%	2.14%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	44	10.683643	10.730846	466	0.19%	0.75%	1.40%	6.84%	7.31%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,465	21.795367	18.590184	54,974	2.51%	0.75%	1.65%	8.70%	9.70%
Forty Portfolio	1,211	15.268688	16.293206	18,666	0.34%	0.75%	1.50%	34.93%	35.96%
International Growth Portfolio	1,234	34.429892	29.719504	42,747	0.64%	0.75%	1.50%	26.38%	27.35%
Large Cap Growth Portfolio	1,470	14.971877	12.835365	22,216	0.72%	0.75%	1.50%	13.36%	14.22%
Mid Cap Growth Portfolio	976	21.104067	17.740916	20,799	0.21%	0.75%	1.50%	20.20%	21.12%
Worldwide Growth Portfolio	1,183	15.741778	12.966900	18,775	0.76%	0.75%	1.50%	7.97%	8.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	282	11.777481	12.056266	3,332	2.60%	0.75%	1.50%	2.22%	3.00%
Capital Appreciation Fund	219	12.767909	13.070156	2,803	0.23%	0.75%	1.50%	12.43%	13.29%
Main Street Fund	224	12.590252	12.888223	2,835	1.01%	0.75%	1.50%	2.85%	3.64%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	211	11.044464	11.305940	2,339	4.54%	0.75%	1.50%	9.00%	9.83%
Total Return Portfolio	243	11.135916	11.406504	2,717	4.63%	0.75%	1.50%	7.12%	7.94%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	470	12.879212	13.440722	6,091	0.00%	0.75%	1.50%	7.10%	7.92%
Strategic Growth Fund	519	13.152081	13.724129	6,868	0.00%	0.75%	1.50%	8.47%	9.30%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	826	15.431382	15.439456	12,868	3.61%	0.75%	1.50%	3.86%	4.66%
Mid-Cap Growth Portfolio (*)	24	11.249638	11.284097	274	0.00%	0.95%	1.40%	12.50%	12.84%
U.S. Mid Cap Value Portfolio	563	23.991349	21.398137	13,829	0.70%	0.75%	1.65%	6.06%	7.03%
U.S. Real Estate Portfolio	455	29.704466	30.194587	13,662	1.21%	0.75%	1.50%	-18.32%	-17.70%
Value Portfolio	803	15.710228	15.951436	12,748	1.97%	0.75%	1.50%	-4.53%	-3.80%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	20	10.007599	10.038253	202	0.87%	0.95%	1.40%	0.08%	0.38%
2025 Moderate Fund (*)	15	9.970642	9.991008	152	0.60%	1.10%	1.40%	-0.29%	-0.09%
2035 Moderate Fund (*)	8	9.921001	9.941273	84	0.07%	1.10%	1.40%	-0.79%	-0.59%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Periods Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	1,199	$12.903468	$13.108573	$15,505	0.00%	0.75%	1.50%	14.78%	15.65%
Core Equity Fund (*)	952	10.812798	10.860776	10,292	1.07%	0.75%	1.40%	8.13%	8.61%
Dynamics Fund	105	10.228974	10.672996	1,085	0.00%	0.75%	1.50%	14.38%	15.25%
Global Health Care Fund	384	11.149126	11.632963	4,313	0.00%	0.75%	1.50%	3.66%	4.45%
High Yield Fund	345	11.855400	12.097966	4,102	8.35%	0.75%	1.50%	9.08%	9.91%
Financial Services Fund	187	13.175998	13.747660	2,480	1.49%	0.75%	1.50%	14.70%	15.57%
Small Cap Equity Fund I	63	12.546245	12.745634	797	0.00%	0.75%	1.50%	15.68%	16.56%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	442	12.468255	12.666366	5,527	0.01%	0.75%	1.50%	18.19%	19.09%
Mid Cap Value Fund	939	13.292897	13.504095	12,508	0.15%	0.75%	1.50%	18.50%	19.40%
Ultra Fund	720	9.926893	10.116676	7,189	0.00%	0.75%	1.65%	-4.87%	-4.00%
Vista Fund	997	11.893183	12.082229	11,890	0.00%	0.75%	1.50%	7.38%	8.19%
DWS Investments VIT Funds — Class A:
Small Cap Index	455	17.188175	18.202156	7,885	0.64%	0.75%	1.50%	15.73%	16.61%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	973	14.876931	12.762733	14,562	1.53%	0.75%	1.50%	14.74%	15.61%
Growth and Income Portfolio	557	12.678713	12.290990	7,113	0.77%	0.75%	1.50%	12.80%	13.66%
Money Market Portfolio	6,546	1.175965	1.202985	7,748	4.71%	0.75%	1.50%	2.60%	3.19%
Developing Leaders Portfolio	828	14.909246	14.916250	12,457	0.41%	0.75%	1.50%	2.22%	2.99%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,322	10.661865	10.831351	14,127	0.00%	0.75%	1.50%	2.75%	3.53%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	710	11.246730	9.706556	8,061	0.11%	0.75%	1.50%	7.57%	8.38%
Stock Index Fund, Inc.	4,233	14.826623	12.771644	64,192	1.62%	0.75%	1.65%	13.60%	14.63%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,132	17.557561	14.647491	20,065	0.00%	0.75%	1.50%	11.91%	12.76%
Balanced Portfolio	2,905	20.050525	16.946087	59,473	2.11%	0.75%	1.65%	8.90%	9.89%
Forty Portfolio	1,303	11.316239	11.983880	14,864	0.34%	0.75%	1.50%	7.71%	8.53%
Large Cap Growth Portfolio	1,681	13.207761	11.236984	22,390	0.48%	0.75%	1.50%	9.71%	10.54%
International Growth Portfolio	1,221	27.242589	23.336974	33,479	1.97%	0.75%	1.50%	44.82%	45.92%
Worldwide Growth Portfolio	1,434	14.579256	11.918070	21,065	1.69%	0.75%	1.50%	16.44%	17.32%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	968	14.857509	14.752371	14,500	4.09%	0.75%	1.50%	2.18%	2.95%
U.S. Mid Cap Value Portfolio	597	22.621528	19.992502	13,811	0.28%	0.75%	1.65%	18.71%	19.80%
U.S. Real Estate Portfolio	639	36.367906	36.686891	23,437	1.08%	0.75%	1.50%	35.98%	37.01%
Value Portfolio	863	16.455411	16.581099	14,342	1.70%	0.75%	1.50%	15.14%	16.02%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	526	12.025018	12.453961	6,357	2.79%	0.75%	1.50%	7.53%	8.34%
Strategic Growth Fund	630	12.124648	12.555889	7,673	1.85%	0.75%	1.50%	8.19%	9.01%
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	298	11.521604	11.704735	3,445	2.01%	0.75%	1.50%	9.48%	10.31%
Capital Appreciation Fund	210	11.356572	11.537101	2,391	0.26%	0.75%	1.50%	6.33%	7.14%
Main Street Fund	193	12.241524	12.436042	2,363	1.09%	0.75%	1.50%	13.30%	14.16%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	217	10.132796	10.293911	2,205	4.23%	0.75%	1.50%	-0.79%	-0.04%
Total Return Portfolio	211	10.395533	10.567262	2,196	4.52%	0.75%	1.50%	2.30%	3.07%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio — Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio (*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*)	Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**)	Period from April 29, 2004 (commencement of operations) to December 31, 2004.

28

PART C
Other Information

Note:	This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.
(3)	(a) Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 6/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(b)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(c)	Form of Loan Endorsement to Individual Contract. 2/

(d)	Form of Tax Sheltered Annuity Endorsement to Individual Contract. 2/

(e)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract. 1/

(f)	Form of Employer Plan Endorsement to Individual Contract. 2/

(g)	Form of Individual Retirement Annuity Endorsement to Individual Contract. 2/

(h)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(i)	Form of Long-Term Care Waiver Raider to Individual Contract. 2/

(j)	Form of Simple IRA Endorsement to Individual Contract. 2/

(k)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 2/

(m)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 2/

(n)	Form of Loan Endorsement to Group Contract. 2/

(o)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(p)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 2/

(r)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(t)	Form of Employer Plan Endorsement to Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 2/

(v)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(w)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. 2/

(x)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(z)	Form of Long-Term Care Waiver Rider to Group Contract. 2/

(aa)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract. 2/

(bb)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(cc)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(dd)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(ee)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(ff)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(hh)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/

(ii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

(jj)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(kk)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(ll)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(mm)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(nn)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

(oo)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(pp)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(qq)	Form of Successor Owner Endorsement to Group Contract. 6/

(rr)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

(ss)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

(tt)	Revised Form of Successor Owner Endorsement to Group Contract. 7/

(uu)	Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

(vv)	Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

(ww)	Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

(xx)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(yy)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

(zz)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(aaa)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

(bbb)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(ccc)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/

(ddd)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(eee)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(fff)	Form of Income Benefit Rider to Group Contract. 8/

(ggg)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract.7/

(hhh)	Form of Death Benefit Amount Endorsement to Individual Contract. 11/

(iii)	Form of Death Benefit Amount Endorsement to Group Contract. 11/

(jjj)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 11/

(kkk)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(lll)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(mmm)	Form of Settlement Options Endorsement to Group Contract. 14/

(nnn)	Form of Loan Restriction Endorsement to Group Contract. 15/

(nnn)	Form of Settlement Options Endorsement to Individual Contract. 14/

(ooo)	Form of Loan Restriction Endorsement to Individual Contract. 15/

(ppp)	Form of Restriction Endorsement to Individual Contract. 15/

(qqq)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract. 19/

(rrr)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract. 19/

(sss)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract. 19/

(ttt)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract. 19/

(uuu)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/

(vvv)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/
(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/

	(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

	(c)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

	(d)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

(8)	(a)	Dreyfus Variable Insurance Trust: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Insurance Trust: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(ii)	Dreyfus Variable Insurance Trust: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 20/
(b)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(c)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 18/

(ii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 21/
(e)	[text intentionally deleted]

(f)	[text intentionally deleted]
(g)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.).2/
(i)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 20/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 21/
(h)	[text intentionally deleted]
(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(j)	Agreement between AAG Securities, Inc.(n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(l)	[text intentionally deleted]

(m)	[text intentionally deleted]

(n)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. 15/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Agreement. 20/
(o)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	The Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(r)	The Timothy Plan Variable Series: Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(s)	Deutsche: Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company®. 8/

(t)	Deutsche: Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(u)	The Timothy Plan Variable Series: Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 10/
(i)	The Timothy Plan Variable Series: Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 18/
(v)	The Timothy Plan Variable Series: Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 10/

(w)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors® 15/

(x)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 15/

(y)	American Century: Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(z)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(aa)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Company® and the Oppenheimer Variable Accounts Funds. 16/

(bb)	[text intentionally deleted]

(cc)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 18/

(dd)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 20/
(i)	Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 21/
(ee)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 20/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 21/
(ff)	FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 20/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 21/
(gg)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 20/

(hh)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 20/
(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 21/

(ii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 21/

(jj)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(kk)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 21/

(ll)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 21/

(mm)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 21/

(nn)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 21/

(oo)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 21/

(pp)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 21/

(qq)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 21/

(rr)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 21/

(ss)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 21/

(tt)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 21/

(uu)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 21/

(vv)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 21/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 22/.

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 22/

1/	Filed with, and incorporated by reference to, Form N-4 on December 23, 1996.

2/	Filed with, and incorporated by reference to, Pre-Effective Amendment No. 1 on June 3, 1997.

3/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 1 on February 27, 1998.

4/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 2 on April 29, 1998.

5/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 on July 6, 1998.

6/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 3 on November 17, 1998.

7/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 4 on February 1, 1999.

8/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 5 on February 26, 1999.

9/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 8 on May 1, 2001.

10/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 9 on April 30, 2002.

11/	Filed with, and incorporated by reference to, Post Effective Amendment No. 11 on February 28, 2003.

12/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 13 on February 27, 2004.

13/	[text intentionally deleted]

14/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about March 1, 2005.

15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302 on or about March 1, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about April 29, 2005.

17/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 17 on or about April 29, 2005.

18/	Incorporated by reference to Post Effective Amendment No. 18 on May 1, 2006.

19/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on May 1, 2007.

20/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017 on May 22, 2007.

21/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

22/	Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Michael C. Frings	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Brian Sponaugle	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
Robert D. Davis	(1)	Assistant Vice President
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	7/1/1997		Diversified Financial Holding Company
|—American Financial Capital Trust I	Delaware	9/14/1996	100	Statutory Business Trust
|—American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|—American Money Management Corporation	Ohio	3/1/1973	100	Securities Management Company
|—APU Holding Company	Ohio	10/15/2003	100	Holding Company
|—American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
|—The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|—The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|—Cal Coal, Inc	Illinois	5/30/1979	100	Inactive
|—Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|—World Houston, Inc	Delaware	5/30/1974	100	Real Estate Developer
|—Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|—The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|—Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|—Magnolia Alabama Holdings, Inc	Delaware	5/18/2004	100	Holding Company
|—Magnolia Alabama Holdings LLC	Alabama	5/24/2004	100	Real Estate
|—The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|—PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
|—PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|—PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|—PCC Michigan Realty, Inc	Michigan	11/9/1987	100	Real Estate Developer
|—PCC Scarsdale Realty Corp	New York	6/1/1986	100	Real Estate Developer

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
|—PCC Technical Industries, Inc	California	3/7/1955	100	Holding Company
|—ESC, Inc	California	11/2/1962	100	Inactive
|—Marathon Manufacturing Companies, Inc	Delaware	11/18/1983	100	Holding Company
|—Marathon Manufacturing Company	Delaware	12/7/1979	100	Inactive
|—PCC Maryland Realty Corp	Maryland	8/18/1993	100	Real Estate Holding Company
|—Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|—Penn Central Energy Management Company	Delaware	5/11/1987	100	Inactive
|—Penn Towers, Inc	Pennsylvania	8/1/1958	100	Inactive
|—Pennsylvania-Reading Seashore Lines	New Jersey	6/14/1901	6667	Inactive
|—Pittsburgh and Cross Creek Railroad Company	Pennsylvania	8/14/1970	83	Inactive
|—Terminal Realty Penn Co	District of Columbia	9/23/1968	100	Inactive
|—United Railroad Corp	Delaware	11/25/1981	100	Inactive
|—Waynesburg Southern Railroad Company	Pennsylvania	9/1/1966	100	Inactive
|—GAI Insurance Company, Ltd	Bermuda	9/18/1989	100	Reinsurance
|—Hangar Acquisition Corp	Ohio	10/6/1995	100	Aircraft Investment
|—PLLS, Ltd	Washington	5/14/1990	100	Insurance Agency
|—Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency
|—Premier Lease & Loan Services of Canada, Inc	Washington	2/28/1991	100	Insurance Agency
|—Republic Indemnity Company of America	California	12/5/1972	100	Workers’ Compensation Insurance
|—Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
|—Risico Management Corporation	Delaware	1/10/1989	100	Risk Management
|—Dixie Terminal Corporation	Ohio	4/23/1970	100	Real Estate Holding Company
|—Flextech Holding Co, Inc	Ohio	8/31/2000	100	Packing Manufacturer
|—GAI Holding Bermuda Ltd	Bermuda	10/3/2007	100	Holding Company
|—GAI Indemnity, Ltd	United Kingdom	9/27/2007	100	Lloyd’s Corporate Member
|—Marketform Group Limited	United Kingdom	7/12/2002	6724	Holding Company
|—Marketform Holdings Limited	United Kingdom	6/15/1998	100	Holding Company
|—Caduceus Underwriting Limited	United Kingdom	11/4/2002	100	Inactive
|—Lavenham Underwriting Limited	United Kingdom	8/15/2002	100	Lloyd’s Corporate Member
|—Marketform Limited	United Kingdom	11/2/1988	100	Underwriting Intermediary
|—Gabinete Marketform SL	Spain	4/29/1996	100	Claims Handling & Client Services
|—Marketform Australia Pty Limited	Australia	3/12/2004	100	Claims Handling & Client Services
|—Studio Marketform SRL	Italy	5/5/2006	100	Claims Manager
|—Marketform Management Services Limited	United Kingdom	11/8/2002	100	Service Company
|—Marketform Managing Agency Limited	United Kingdom	6/15/1998	100	Managing Agency

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
|—Sampford Underwriting Limited	United Kingdom	4/22/2003	100	Lloyd’s Corporate Member
|—Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
|—Great American Financial Resources, Inc	Delaware	11/23/1992	100 (2)	Insurance Holding Company
|—AAG Holding Company, Inc	Ohio	9/11/1996	100	Holding Company
|—Great American Financial Statutory Trust IV	Connecticut	4/21/2003	100	Financing Entity
|—Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
|—Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|—Brothers Management, LLC	Florida	6/11/2004	99	Restaurants & Ships Store
|—Consolidated Financial Corporation	Michigan	9/10/1985	100	Retirement & Financial Planning Company
|—GALIC — Bay Bridge Marina, LLC	Maryland	5/5/2005		Holding Company
|—GALIC Brothers, Inc	Ohio	11/12/1993	80	Real Estate Management
|—Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|—Loyal American Holding Corporation	Ohio	9/20/2005	100	Holding Company
|—Loyal American Life Insurance Company	Ohio	5/18/1955	100	Life Insurance Company
|—ADL Financial Services, Inc	North Carolina	9/10/1970	100	Inactive
|—American Retirement Life Insurance Company	Ohio	5/12/1978	100	Life Insurance Company
|—Great American Life Assurance Company	Ohio	8/10/1967	100	Life Insurance Company
|—Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|—Manhattan National Holding Corporation	Ohio	8/27/2008	100	Holding Company
|—Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|—Skipjack Marina Corp	Maryland	6/24/1999	100	Marina Operator
|—United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
|—United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|—United Agency Brokerage GP Inc	Texas	5/19/2003	100	Intermediate Holding Company
|—UTA Brokerage Group, LP	Texas	5/19/2003	100	Insurance Agency
|—AAG Insurance Agency, Inc	Kentucky	12/6/1994	100	Insurance Agency
|—Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
|—Central Reserve Life Insurance Company	Ohio	7/2/1963	100	Life Insurance Company
|—Provident American Life & Health Insurance Company	Ohio	4/6/1949	100	Life Insurance Company
|—United Benefit Life Insurance Company	Ohio	6/26/1957	100	Life Insurance Company
|—Ceres Administrators, LLC	Delaware	12/4/1998	100	Administration Company
|—Ceres Health Care, Inc	Delaware	12/10/1998	100	Managed Care Administrator
|—Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
|—Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|—Ceres Sales of Ohio, LLC	Ohio	11/7/2001	100	Insurance Agency

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
|—HealthMark Sales, LLC	Delaware	2/29/2000	100	Inactive
|—Great American Senior Benefits LLC	Ohio	5/25/2001	100	Insurance Agency
|—Continental General Corporation	Nebraska	2/12/1988	100	Holding Company
|—Continental General Insurance Company	Ohio	5/24/1961	100	Life Insurance Company
|—Continental Print & Photo Co	Nebraska	2/13/1975	100	Inactive
|—QQLinkcom, Inc	Delaware	1/15/2000	99	On-Line Insurance
|—QQAgency, Inc	Delaware	2/22/2000	100	Inactive
|—QQAgency of Texas, Inc	Texas	9/7/2000	100	Insurance Agency
|—Senior Savers Plus, Inc	Delaware	3/22/2001	100	Inactive
|—Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
|—Great American Plan Administrators, Inc	Ohio	5/31/1994	100	Payroll Servicer
|—Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
|—SPELCO (UK) Ltd	United Kingdom		99	Inactive
|—SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|—SWTC, Inc	Delaware		100	Inactive
|—Great American Holding, Inc	Ohio	7/25/2002	100	Holding Company
|—American Empire Surplus Lines Insurance Company	Delaware	7/15/1977	100	Excess and Surplus Lines Insurance
|—American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|—American Empire Underwriters, Inc	Texas	5/19/1976	100	Insurance Agency
|—Great American International Insurance Limited	Ireland	1/5/2004	100	Insurance Company
|—Mid-Continent Casualty Company	Ohio	2/26/1947	100	Property/Casualty Insurance
|—Mid-Continent Assurance Company	Ohio	8/13/1992	100	Property/Casualty Insurance
|—Oklahoma Surety Company	Ohio	8/5/1968	100	Special Coverage Insurance Company
|—Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|—American Signature Underwriters, Inc	Ohio	4/8/1996	100	Insurance Agency
|—Brothers Property Corporation	Ohio	9/8/1987	80	Real Estate Manager
|—Brothers Le Pavillon, LLC	Delaware	7/10/2006	100	Limited Liability Company Member
|—Brothers Le Pavillon (SPE), LLC	Delaware	7/10/2006	100	Real Estate Holding Company
|—Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|—Brothers Property Management Corporation	Ohio	9/25/1987	100	Real Estate Management
|—Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|—Crescent Centre Apartments	Ohio	3/15/2006	100 (2)	Real Estate
|—Crop Managers Insurance Agency, Inc	Kansas	8/9/1989	100	Insurance Agency
|—Dempsey & Siders Agency, Inc	Ohio	5/9/1956	100	Insurance Agency
|—Eden Park Insurance Brokers, Inc	California	2/13/1990	100	Wholesale Agency/Brokerage for E&S Lines

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
|—El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance
|—Financiadora de Primas Condor, SA de CV	Mexico	3/16/1998	99	Premium Finance
|—Farmers Crop Insurance Alliance, Inc	Kansas	3/30/1982	100	Insurance Services Provider
|—FCIA Management Company, Inc	New York	9/17/1991	100	Servicing Agent
|—Foreign Credit Insurance Association	New York	1/1/1961	beneficial interest	Unincorporated Association
|—GAI Warranty Company	Ohio	1/25/2001	100	Service Warranty Provider
|—GAI Warranty Company of Florida	Florida	3/23/2001	100	Service Warranty Provider
|—GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	4/17/2002	100	Service Contract Provider
|—Global Premier Finance Company	Ohio	8/25/1998	100	Premium Finance
|—Great American Agency of Texas, Inc	Texas	1/25/1994	100	Managing General Agency
|—Great American Alliance Insurance Company	Ohio	9/11/1945	100	Property/Casualty Insurance
|—Great American Assurance Company	Ohio	3/23/1905	100	Property/Casualty Insurance
|—Great American Casualty Insurance Company	Ohio	2/17/1981	100	Property/Casualty Insurance
|—Great American Claims Services, Inc	Delaware	6/10/1986	100	Management Holding Company
|—Great American Contemporary Insurance Company	Ohio	4/16/1996	100	Property/Casualty Insurance
|—Great American E & S Insurance Company	Delaware	2/28/1979	100	Excess and Surplus Lines Insurance
|—Great American Fidelity Insurance Company	Delaware	1/12/1982	100	Excess and Surplus Lines Insurance
|—Great American Insurance Agency, Inc	Ohio	4/20/1999	100	Insurance Agency
|—Great American Insurance Company of New York	New York	8/22/1947	100	Property/Casualty Insurance
|—Great American Lloyd’s Insurance Company	Texas	10/9/1979	beneficial interest	Lloyd’s Plan Insurer
|—Great American Lloyd’s, Inc	Texas	8/2/1983	100	Corporate Attorney-in-Fact
|—Great American Management Services, Inc	Ohio	12/5/1974	100	Data Processing and Equipment Leasing
|—Great American Protection Insurance Company	Ohio	1/8/1990	100	Surplus Lines Insurance
|—Great American Re Inc	Delaware	5/14/1971	100	Reinsurance Intermediary
|—Great American Security Insurance Company	Ohio	7/1/1987	100	Property/Casualty Insurance
|—Great American Spirit Insurance Company	Ohio	4/5/1988	100	Property/Casualty Insurance
|—Key Largo Group, Inc	Florida	2/25/1969	100	Land Developer
|—National Interstate Corporation	Ohio	1/26/1989	5378	Holding Company
|—American Highways Insurance Agency (OH)	Ohio	6/29/1999	100	Insurance Agency
|—Explorer RV Insurance Agency, Inc	Ohio	7/17/1997	100	Insurance Agency
|—Hudson Indemnity, Ltd	Cayman Islands	6/12/1996	100	Property/Casualty Insurance
|—Hudson Management Group, Ltd	Virgin Islands	7/29/2004	100	Insurance Administrative Services
|—National Interstate Capital Trust I	Delaware	5/22/2003	100	Financing Entity
|—National Interstate Insurance Agency, Inc	Ohio	2/13/1989	100	Insurance Agency
|—Commercial For Hire Transportation Purchasing Group	South Carolina	1/23/2004	beneficial interest	Purchasing Group

			% of Stock Owned by
	State of	Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Company (1)	Nature of Business
|—National Interstate Insurance Company	Ohio	2/10/1989	100	Property/Casualty Insurance
|—National Interstate Insurance Company of Hawaii, Inc	Ohio	9/20/1999	100	Property/Casualty Insurance
|—Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|—Safety Claims and Litigation Services, LLC	Montana	8/24/2006	100	Loss Control Consulting Company
|—Safety, Claims & Litigation Services, Inc	Pennsylvania	6/23/1995	100	Claims Third Party Administrator
|—Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|—Insurance (GB) Limited	United Kingdom	5/13/1992	100	Property/Casualty Insurance
|—PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	6/13/2001	49	Insurance Agency
|—Preferred Market Solutions, LLC	Ohio	1/8/2008	100	Brokerage Consultant Business
|—Premier Dealer Services, Inc	Illinois	6/24/1998	100	Third Party Administrator
|—Professional Risk Brokers, Inc	Illinois	3/1/1990	100	Wholesale Agency/Brokerage for E&S Lines
|—Strategic Comp Holdings, LLC	Louisiana	12/28/2002	100	Holding Company
|—Strategic Comp Services, LLC	Louisiana	12/31/2002	100	Claims Services Provider
|—Strategic Comp, LLC	Louisiana	12/31/2002	100	Insurance Agency
|—One East Fourth, Inc	Ohio	2/3/1964	100	Real Estate Holding Company
|—Pioneer Carpet Mills, Inc	Ohio	4/29/1976	100	Inactive
|—AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
|—Superior NWVN of Ohio, Inc	Ohio	5/5/2000	100	Holding Company
|—TEJ Holdings, Inc	Ohio	12/4/1984	100	Real Estate Holding Company
|—Three East Fourth, Inc	Ohio	8/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s)

Item 27. Number of Contract Owners
As of March 31, 2009, there were 13,035 Individual Contract Owners of which 12,380 were qualified and 655 were non-qualified.
As of March 31, 2009, there were 3,188 Participants (Certificate Owners) in 286 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by at the Administrative Office.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 20th of April 2009.

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	President and Chief Executive Officer	April 20, 2009
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 20, 2009
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	April 20, 2009
Stephen Craig Lindner*

/s/ Mark Francis Muething	Director	April 16, 2007
Mark Francis Muething*

/s/ Christopher Miliano	Director	April 20, 2009
Christopher Miliano*

/s/ Michael J. Prager	Director	April 20, 2009
Michael J. Prager*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact		April 20, 2009

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney.